                                                      Registration No. 333-94359

     As Filed with the Securities and Exchange Commission on ______________

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549
                       Post-Effective Amendment No. 1
                                   FORM S-6

            FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
           SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                    N-8B-2

A.      Exact name of trust:

        Sun Life of Canada (U.S.) Variable Account I

B.      Name of depositor:

        Sun Life Assurance Company of Canada (U.S.)

C.      Complete address of depositor's principal executive offices:

        One Sun Life Executive Park
        Wellesley Hills, Massachusetts 02481

D.      Name and complete address of agent for service:

        Ellen B. King
        Secretary
        Sun Life Assurance Company of Canada (U.S.)
        One Sun Life Executive Park
        Wellesley Hills, Massachusetts 02481

        Copies to:

        Joan E. Boros
        Jorden Burt Boros Cicchetti Berenson & Johnson LLP
        Suite 400 East
        1025 Thomas Jefferson St.
        N.W. Washington, D.C. 20007-0805

        It is proposed that this filing will become effective (check appropriate box)

        ___   immediately upon filing pursuant to paragraph (b) of Rule 485.

        ___   on May 1, 2001 pursuant to paragraph (b) of Rule 485.

        ___   60 days after filing pursuant to paragraph (a)(l) of Rule 485.

        _X_   on May 1, 2001 pursuant to paragraph (a)(l) of Rule 485.


E.      Title of securities being registered:

        Last Survivor Flexible Premium Combination Fixed and Variable Life Insurance Policies.

F.      Approximate date of proposed public offering:

        As soon as practicable after the effective date of this Registration Statement.

                       RECONCILIATION AND TIE BETWEEN
                         FORM N-8B-2 AND PROSPECTUS

Item No. of
Form N-8B-2                              Caption in Prospectus
-----------                              ---------------------
 1.                                      Cover page

 2.                                      Cover page

 3.                                      Not applicable

 4.                                      Distribution of Policy

 5.                                      The Variable Account

 6.                                      The Variable Account

 7.                                      Not applicable

 8.                                      Other Information--Financial Statements

 9.                                      Other Information--Legal Proceedings

10.                                      Summary of Policy; The Variable Account; The Funds; About the
                                         Policy; Voting Rights; Federal Income Tax Considerations

11.                                      Summary of Policy; The Variable Account; The Funds

12.                                      Summary of Policy; The Funds

13.                                      Summary of Policy; Fees and Expenses of the Funds; About the Policy--Charges
                                         and Deductions; Distribution of Policy; Federal Income Tax Considerations

14.                                      About the Policy--Policy Application, Issuance and Initial
                                         Premium

15.                                      About the Policy--Policy Application, Issuance and Initial
                                         Premium, --Right of Return Period, --Premium Payments, --Account
                                         Value, --Transfer Privileges

16.                                      The Funds; About the Policy--Premium Payments, --Account Value,
                                         --Transfer Privileges, --Accessing Your Account Value, --Maturity Date Extension

17.                                      Summary of Policy; About the Policy--Account Value, --Accessing
                                         Your Account Value--Surrenders and Surrender Charges, --Right of
                                         Return Period

18.                                      The Variable Account; About the Policy--Account Value

19.                                      About the Policy--Other Policy Provisions--Report to Owner

20.                                      Not applicable

21.                                      About the Policy--Policy Loans, --Death Benefit, --Account Value

22.                                      Not applicable

23.                                      Our Directors and Executive Officers

24.                                      Not applicable

25.                                      Sun Life Assurance Company of Canada (U.S.)

26.                                      Not applicable

27.                                      Sun Life Assurance Company of Canada (U.S.)

28.                                      Sun Life Assurance Company of Canada (U.S.); Our Directors and
                                         Executive Officers

29.                                      Sun Life Assurance Company of Canada (U.S.)

30.                                      Not applicable

31.                                      Not applicable

32.                                      Not applicable

33.                                      Not applicable

34.                                      Not applicable

35.                                      Distribution of Policy

36.                                      Not applicable

37.                                      Not applicable

38.                                      Distribution of Policy

39.                                      Sun Life Assurance Company of Canada (U.S.); Distribution of
                                         Policy

40.                                      Not applicable

41.                                      Sun Life Assurance Company of Canada (U.S.); Distribution of
                                         Policy

42.                                      Not applicable

43.                                      Not applicable

44.                                      About the Policy--Application, Issuance and Initial Premium, --
                                         Right of Return Period, --Premium Payments, --Account Value, --
                                         Transfer Privileges, --Charges and Deductions

45.                                      Not applicable

46.                                      About the Policy--Application, Issuance and Initial Premium, --
                                         Right of Return Period, --Premium Payments, --Account Value, --
                                         Transfer Privileges

47.                                      The Funds

48.                                      Cover page; Sun Life Assurance Company of Canada (U.S.); The
                                         Variable Account

49.                                      Not applicable

50.                                      The Variable Account

51.                                      Summary of Policy; Sun Life Assurance Company of Canada (U.S.);
                                         About the Policy

52.                                      The Funds; The Variable Account; About the Policy--Other Policy
                                         Provisions--Addition, Deletion or Substitution of Investments, --
                                         Modification

53.                                      Federal Income Tax Considerations

54.                                      Not applicable

55.                                      Not applicable

56.                                      Not applicable

57.                                      Not applicable

58.                                      Not applicable

59.                                      Not applicable

                                    Part I

This prospectus is not intended to supercede the other prospectus which is part of this Registration Statement.

Sun Life Assurance Company of Canada             [SUN LIFE OF CANADA LOGO]           PROSPECTUS
(U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(800) 700-6554



           FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE


                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
             A LAST SURVIVOR FLEXIBLE PREMIUM COMBINATION FIXED AND
                    VARIABLE UNIVERSAL LIFE INSURANCE POLICY


    This prospectus describes the variable portions of a last survivor combination fixed and variable universal life insurance policy (the "POLICY") issued by Sun Life Assurance Company of Canada (U.S.) ("WE" or "US"). The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies, and certificates issued under group policies. The Policy allows "YOU," the policyowner, within certain limits, to:


    - choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;

    -   choose the amount and timing of premium payments;


    -   allocate net premium payments among 46 Investment Options
        (including 45 variable Sub-Accounts and one Fixed Account
        Option) and transfer Account Value among available Investment Options as your investment objectives change; and



    - access your Policy's Account Value through loans, partial withdrawals or total surrenders.


    This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix
A. You should read this prospectus carefully and keep it for future reference.

    NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  May 1, 2001

                    VARIABLE SUB-ACCOUNT INVESTMENT OPTIONS


    The assets of Sun Life of Canada (U.S.) Variable Account I (the "Variable Account") are divided into 45 variable Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of the following mutual funds or series thereof (the "Funds").


AIM VARIABLE INSURANCE FUNDS, INC.                MFS/SUN LIFE SERIES TRUST
  AIM V.I. Capital Appreciation Fund              Capital Appreciation Series
  AIM V.I. Growth Fund                            Emerging Growth Series
  AIM V.I. Growth and Income Fund                 Government Securities Series
  AIM V.I. International Equity Fund              High Yield Series
                                                  Massachusetts Investors Growth Stock Series
THE ALGER AMERICAN FUND                           Massachusetts Investors Trust Series
  Alger American Growth Portfolio                 New Discovery Series
  Alger American Income and Growth Portfolio      Total Return Series
  Alger American Small Capitalization Portfolio   Utilities Series
GOLDMAN SACHS VARIABLE INSURANCE TRUST            OCC ACCUMULATION TRUST
  Goldman Sachs VIT CORE-SM- Large Cap Growth     Equity Portfolio
Fund                                              Managed Portfolio
  Goldman Sachs VIT CORE-SM- Small Cap Equity     Mid Cap Portfolio
Fund                                              Small Cap Portfolio
  Goldman Sachs VIT CORE-SM- U.S. Equity Fund
  Goldman Sachs VIT Growth and Income Fund        SUN CAPITAL ADVISERS TRUST
  Goldman Sachs VIT International Equity Fund     Sun Capital Blue Chip Mid Cap Fund
                                                  Sun Capital Investment Grade Bond Fund
                                                  Sun Capital Investors Foundation Fund
                                                  Sun Capital Money Market Fund
                                                  Sun Capital Real Estate Fund
                                                  Sun Capital Select Equity Fund

                              FIXED ACCOUNT OPTION


    We periodically credit interest on amounts allocated to the Fixed Account Option at an effective annual rate guaranteed to be at least 3%.


ii     FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                         TABLE OF CONTENTS
    Summary of Policy...........................................      1
    Sun Life Assurance Company of Canada (U.S.).................      8
    The Variable Account........................................      9
    The Funds...................................................     10
    Fees and Expenses of the Funds..............................     15
    Our General Account.........................................     15
    Investment Programs.........................................     16
      Dollar Cost Averaging.....................................     16
      Asset Rebalancing.........................................     16
      Asset Allocation..........................................     16
    About the Policy............................................     17
      Policy Application, Issuance, and Initial Premium.........     17
      Right of Return Period....................................     18
      Premium Payments..........................................     18
        Premium.................................................     18
        Net Premiums............................................     19
        Allocation of Net Premium...............................     19
        Planned Periodic Premiums...............................     19
      Death Benefit.............................................     20
      Changes in Specified Face Amount..........................     21
        Increases...............................................     21
        Decreases...............................................     21
      Accessing Your Account Value..............................     22
        Surrenders and Surrender Charges........................     22
        Partial Withdrawals.....................................     24
        Policy Loans............................................     24
      Transfer Privileges.......................................     25
      Account Value.............................................     27
        Variable Account Value..................................     27
        Net Investment Factor...................................     28
        Insufficient Value......................................     28
        Minimum Premium Test (No-Lapse Guarantee)...............     28
        Grace Period............................................     29
        Splitting Units.........................................     29
      Charges and Deductions....................................     29
        Expense Charges Applied to Premium......................     29
        Mortality and Expense Risk Charge.......................     30
        Monthly Expense Charge..................................     30
        Monthly Cost of Insurance...............................     30
        Monthly Cost of Insurance Rates.........................     31
        Waivers and Reduced Charges.............................     31
      Maturity Date Extension...................................     31


iii     FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

      Supplemental Benefits.....................................     32
        Estate Preservation Rider...............................     32
        Maturity Extension With Full Death Benefit Rider........     32
        Supplemental Insurance Rider............................     32
      Termination of Policy.....................................     33
      Reinstatement.............................................     33
      Deferral of Payment.......................................     33
      Rights of Owner...........................................     34
      Rights of Beneficiary.....................................     34
      Other Policy Provisions...................................     34
        Addition, Deletion, or Substitution of Investments......     34
        Entire Contract.........................................     35
        Alteration..............................................     35
        Modification............................................     35
        Assignments.............................................     35
        Nonparticipating........................................     35
        Misstatement of Age or Sex..............................     36
        Suicide.................................................     36
        Incontestability........................................     36
        Report to Owner.........................................     36
    Performance Information.....................................     37
      Portfolio Performance.....................................     37
      Adjusted Portfolio Performance............................     37
      Other Information.........................................     38
    Federal Income Tax Considerations...........................     39
      Tax Status of The Policy..................................     39
      Diversification of Investments............................     39
      Tax Treatment of Policy Benefits..........................     40
        Life Insurance Death Benefit Proceeds...................     40
        Tax Deferred Accumulation...............................     40
        Distributions...........................................     40
        Modified Endowment Contracts............................     41
        Distributions Under Modified Endowment Contracts........     41
        Distributions Under a Policy That Is Not a MEC..........     42
        Policy Loan Interest....................................     42
        Multiple Policies.......................................     42
        Federal Income Tax Withholding..........................     43
      Our Taxes.................................................     43
    Distribution of Policy......................................     43
    Voting Rights...............................................     44
    Our Directors and Executive Officers........................     45
    Other Information...........................................     49
      State Regulation..........................................     49
      Legal Proceedings.........................................     49


iv     FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

      Experts...................................................     49
      Accountants...............................................     50
      Incorporation of Certain Documents by Reference...........     50
      Registration Statements...................................     50
      Financial Statements......................................     50
    Appendix A--Glossary of Policy Terms........................    A-1
    Appendix B--Table of Death Benefit Percentages..............    B-1
    Appendix C--Sample Hypothetical Illustrations...............    C-1


  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE THE OFFERING WOULD NOT BE LAWFUL. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

v     FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                        SUMMARY OF POLICY

                       RIGHT OF RETURN PERIOD

                           You may return your Policy to us for any reason and
                       receive a refund within 10 days from the date of receipt of your Policy. A longer period may apply in some states.

                       PREMIUM PAYMENTS


                       - You must make a minimum Initial Premium payment, the amount of which will vary based on various factors, including the age, sex and rating class of each Insured.


                       - Thereafter, you choose the amount and timing of premium payments, within certain limits.


                       - You may allocate your net premium payments among the Policy's available Investment Options.



                       DEATH BENEFIT


                       -  You have a choice of two death benefit options--

SPECIFIED FACE AMOUNT is the  -  the SPECIFIED FACE AMOUNT; or
minimum amount of life        -  the sum of the Specified Face Amount and the Account Value of your Policy.
insurance in your Policy.     -  For each option, the death benefit may be greater if necessary to satisfy federal tax laws.


                       - After the first Policy Year, you may change your death benefit option or increase the Specified Face Amount, subject to satisfactory evidence of insurability. After the fourth Policy Year, you may decrease the Specified Face Amount, provided that the Specified Face Amount after the decrease is not less than the Minimum Specified Face Amount shown in your Policy.


                       THE VARIABLE ACCOUNT

                       - We have established a variable separate account to fund the variable benefits under the Policy.

                       - The assets of the variable separate account are insulated from the claims of our general creditors.

                      FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       INVESTMENT OPTIONS


                       - You may allocate your net premium payments among the Investment Options listed on page ii of this prospectus.


                       - Each Sub-Account invests exclusively in shares of a mutual fund portfolio.


                       - You may transfer amounts from one Sub-Account to another or to the Fixed Account Option, subject to any limits that we or the Funds may impose.



                       - You may transfer amounts from the Fixed Account Option, subject to our rules as they may exist from time to time.


                       SUPPLEMENTAL BENEFITS

                       - You may supplement your Policy with the following riders, where available--


                           -   estate preservation;



                           -   maturity extension with full death
                               benefit; and



                           -   supplemental insurance.


                       - We will deduct the cost, if any, of the rider(s) from your Policy's Account Value on a monthly basis.

                       ACCESSING YOUR ACCOUNT VALUE


CASH SURRENDER VALUE is       -  You may borrow from us using your Account Value as collateral. Loans may be
Account Value minus any          taxable events if your Policy is a "modified endowment contract" for federal
surrender charges and the        income tax purposes and the value of your Policy exceeds its cost.
amount of any Policy Debt.    -  You may surrender your Policy for its CASH SURRENDER VALUE. If you surrender
The SURRENDER CHARGE PERIOD      your Policy during the SURRENDER CHARGE PERIOD, you will incur any applicable
ends generally 15 years          surrender charges.
after you purchase or         -  You may make a partial withdrawal of some of your Policy's Cash Surrender
increase the Specified Face      Value after the Policy has been in force for one year. A partial withdrawal
Amount of your Policy.           will cause a decrease in the Specified Face Amount of your Policy if your death benefit option is the Specified Face Amount.


2                     FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       ACCOUNT VALUE


ACCOUNT VALUE is the sum of   -  Your Policy's ACCOUNT VALUE will reflect--
the amounts in each Sub-          -  the premiums you pay;
Account and the Fixed             -  the investment performance of the Sub-Accounts you select, and/or the
Account Option with respect          interest credited to the Fixed Account Option;
to your Policy.                   -  any loans or partial withdrawals;
                                  -  the charges we deduct under the Policy.


                       POLICY CHARGES AND DEDUCTIONS


                       - EXPENSE CHARGES APPLIED TO PREMIUMS--We will deduct a charge from your premium payments as a sales load and for our federal, state and local tax obligations. Currently, the charge is 6% of premiums. The charge is based on certain factors, including the Specified Face Amount and the age, sex and rating class of each Insured. The charge is guaranteed not to exceed 8%.



                       - MORTALITY AND EXPENSE RISK CHARGE--We deduct a monthly charge from your Account Value for the mortality and expense risks we assume with respect to the Policy. The annual percentage rate is 0.60% for Policy Years 1-15 and 0.20% thereafter of the Variable Account Value.



                       - MONTHLY COST OF INSURANCE CHARGE--We will deduct a monthly charge from your Account Value for the cost of insurance. Our guaranteed Monthly Cost of Insurance rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables. The applicable charge will vary based on the amount of insurance coverage you request and other factors, including the age, sex and rating class of each Insured.



                       - MONTHLY EXPENSE CHARGE--For ten years, we will deduct a monthly charge from your Account Value following the issuance of your Policy based on the initial Specified Face Amount and for ten years following the effective date of each increase in the Specified Face Amount, if any, based on the amount of increase. The applicable charge is equal to the initial Specified Face Amount or the amount of increase, as the case may be, times a rate that varies based on the age, sex and rating class of each Insured.



                       - MONTHLY COST OF SUPPLEMENTAL BENEFITS--We will deduct a monthly charge from the Account Value for the cost, if any, of any supplemental benefit riders issued with your Policy. The applicable charge will vary based on various factors which may include, among others, the amount of coverage and the age, sex and rating class of each Insured.



                       - SURRENDER CHARGES--We will deduct a surrender charge from your Account Value if you surrender your Policy or request a decrease in the Specified


3                     FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                          Face Amount during the surrender charge period. There is a separate surrender charge period for the initial Specified Face Amount and each increase in the Specified Face Amount you request, which starts on the date we issue your Policy and on the effective date of the increase, respectively. Each surrender charge period will generally end after 15 Policy Years, but may end sooner under certain circumstances. The surrender charge will be an amount based on certain factors, including the Specified Face Amount and the age, sex and rating class of each Insured. The following are examples of surrender charges at representative Issue Ages.


                                     FIRST YEAR SURRENDER CHARGES
                                  PER $1,000 OF SPECIFIED FACE AMOUNT
                                (Male/Female Insured Pair, Non-Tobacco)


                               ISSUE AGES   ISSUE AGES    ISSUE AGES
                                35 & 35       45 & 45       55 & 55
                               ----------   -----------   -----------
                                 $ 5.52       $ 9.30        $15.54

                               ISSUE AGES   ISSUE AGES    ISSUE AGES
                               65 & 65       75 & 75       85 & 85
                               ----------   -----------   -----------

                                 $26.25       $46.00        $49.25


                       - INTEREST ON POLICY LOANS--Policy loans accrue interest daily at 4% annually during Policy Years 1 through 10 and 3% annually thereafter.

                       FEES AND EXPENSES OF THE FUNDS


You should read the                You will indirectly bear the costs of investment management fees and other
Funds' prospectuses before    expenses paid from the assets of the Funds you select. The following table shows
investing.                    the fees and expenses paid by the Funds as a percentage of average net assets based on information for the year ended December 31, 2000. This information was provided by the Funds and we have not independently verified it. The Funds' fees and expenses are more fully described in the current prospectuses for the Funds.
                              You should read them before investing.


4                     FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                  UNDERLYING FUND ANNUAL EXPENSES (1)
                                 (as a percentage of Fund net assets)

                                                                                              TOTAL FUND
                                                      MANAGEMENT             OTHER              ANNUAL
                                                      FEES (AFTER       EXPENSES (AFTER     EXPENSES (AFTER
                                                   REIMBURSEMENT)(2)   REIMBURSEMENT)(2)   REIMBURSEMENT)(2)
                                                   -----------------   -----------------   -----------------
AIM V.I. Capital Appreciation Fund...............          0.62%               0.11%               0.73%
AIM V.I. Growth Fund.............................          0.63%               0.10%               0.73%
AIM V.I. Growth and Income Fund..................          0.61%               0.16%               0.76%
AIM V.I. International Equity Fund...............          0.75%               0.22%               0.97%
Alger American Growth Portfolio..................          0.75%               0.04%               0.79%
Alger American Income and Growth Portfolio.......          0.62%               0.08%               0.70%
Alger American Small Capitalization Portfolio....          0.85%               0.05%               0.90%
Goldman Sachs VIT CORE-SM- Large Cap Growth
 Fund(3).........................................          0.70%               0.20%               0.90%
Goldman Sachs VIT CORE-SM- Small Cap Equity
 Fund(3).........................................          0.75%               0.25%               1.00%
Goldman Sachs VIT CORE-SM- U.S. Equity Fund(3)...          0.70%               0.20%               0.90%
Goldman Sachs VIT Growth and Income Fund(3)......          0.75%               0.25%               1.00%
Goldman Sachs VIT International Equity Fund(3)...          1.00%               0.35%               1.35%
MFS/Sun Life Capital Appreciation Series(4)......          0.71%               0.05%               0.76%
MFS/Sun Life Emerging Growth Series..............          0.70%               0.05%               0.75%
MFS/Sun Life Government Securities Series........          0.55%               0.06%               0.61%
MFS/Sun Life High Yield Series(4)................          0.75%               0.08%               0.83%
MFS/Sun Life Massachusetts Investors Growth Stock
 Series..........................................          0.75%               0.08%               0.83%
MFS/Sun Life Massachusetts Investors Trust
 Series..........................................          0.55%               0.04%               0.59%
MFS/Sun Life New Discovery Series(4).............          0.90%               0.16%               1.06%
MFS/Sun Life Total Return Series.................          0.65%               0.04%               0.69%
MFS/Sun Life Utilities Series(4).................          0.75%               0.06%               0.81%
OCC Equity Portfolio(5)..........................          0.80%               0.11%               0.91%
OCC Managed Portfolio(5).........................          0.77%               0.06%               0.83%
OCC Mid Cap Portfolio(5).........................          0.10%               0.93%               1.03%
OCC Small Cap Portfolio(5).......................          0.80%               0.09%               0.89%
Sun Capital Blue Chip Mid Cap Fund(6)(7).........          0.80%               0.20%               1.00%
Sun Capital Investment Grade Bond Fund(6)........          0.60%               0.15%               0.75%
Sun Capital Investors Foundation Fund(6)(7)......          0.75%               0.15%               0.90%
Sun Capital Money Market Fund(6).................          0.50%               0.15%               0.65%
Sun Capital Real Estate Fund(6)..................          0.95%               0.30%               1.25%
Sun Capital Select Equity Fund(6)(7).............          0.75%               0.15%               0.90%

5                     FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       (1) The information relating to Fund expenses was
                           provided by the Funds and we have not independently verified it. You should consult the Fund prospectuses for more information about Fund expenses.


                       (2) For all Funds, the "Management Fees," "Other
                           Expenses" and "Total Fund Annual Expenses" are based on actual expenses for the fiscal year ended December 31, 2000, net of any applicable expense reimbursement or waiver.


                       (3) The investment advisers for the Goldman Sachs VIT
                           Funds have voluntarily agreed to waive or reimburse a portion of the management fees and/or operating expenses, resulting in a reduction of the total expenses. In particular, the investment advisers to the Goldman Sachs VIT CORE-SM- Large Capital Growth Fund, the Goldman Sachs VIT CORE-SM- Small Cap Equity Fund, the Goldman Sachs VIT CORE-SM- U.S. Equity Fund, the Goldman Sachs VIT Growth and Income Fund and the Goldman Sachs VIT International Equity Fund have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.20%, 0.25%, 0.20%, 0.25%, and 0.35% per annum of such Funds' average daily net assets, respectively. The expenses of the Goldman Sachs VIT Funds are estimated for the fiscal year ended December 31, 2000. Absent any such waiver or reimbursement, estimated "Management Fees," estimated "Other Expenses," and estimated "Total Fund Annual Expenses" for the year ended December 31, 2000 will be: 0.70%, 0.42%, and 1.12% for the Goldman Sachs VIT CORE-SM- Large Cap Growth Fund; 0.75%, 0.75%, and 1.50% for the Goldman Sachs VIT CORE-SM-Small Cap Equity Fund; 0.70%, 0.20%, and 0.90% for the Goldman Sachs VIT CORE-SM- U.S. Equity Fund; 0.75%, 0.47%, and 1.22% for the Goldman Sachs VIT Growth and Income Fund; and 1.00%, 0.77%, and 1.77% for the Goldman Sachs VIT International Equity Fund. Fee waivers and expense reimbursements for the Goldman Sachs VIT Funds may be discontinued at any time.

                       (4) The Fund has an expense offset arrangement which
                           reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangement (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected in the table. Had these fees been taken into account, "Total Fund Annual Expenses" would have been: 0.75% for the MFS/Sun Life Capital Appreciation Series; 0.82% for the MFS/Sun Life High Yield Series; 1.05% for the MFS/Sun Life New Discovery Series; and 0.80% for the MFS/Sun Life Utilities Series.


                       (5) "Total Fund Annual Expenses" for the OCC Equity
                           Portfolio, the OCC Small Cap Portfolio, the OCC Managed Portfolio and the OCC Mid Cap


6                     FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                           Portfolio are limited contractually by OpCap Advisers so that the Funds' respective annualized operating expenses (net of expense offsets) do not exceed 1% of average daily net assets. Absent this limit, "Management Fees," "Other Expenses," and "Total Fund Annual Expenses" were 0.80%, 3.48%, and 4.28% for the OCC Mid Cap Portfolio. "Other Expenses" are shown gross of expense offsets afforded the portfolio, which effectively lowered custody expenses.



                       (6) The investment adviser for the Sun Capital Funds has
                           voluntarily agreed to waive or reimburse a portion of the management fees and/or operating expenses, resulting in a reduction of the total expenses. For the year ended December 31, 2000, the investment adviser waived all investment advisory fees. Absent any such waiver or reimbursement, "Management Fees," "Other Expenses," and "Total Fund Annual Expenses" for the year ended December 31, 2000 were: 0.80%, 3.31%; and 4.11% for the Sun Capital Blue Chip Mid Cap Fund; 2.70%, 1.38%; and 1.98% for the Sun Capital Investment Grade Bond Fund; 0.75%, 4.37%; and 5.12% for the Sun Capital Investors Foundation Fund; 0.50%, 2.20%, and 2.70% for the Sun Capital Money Market Fund; 0.95%, 2.44%, and 3.39% for the Sun Capital Real Estate Fund; and 0.75%, 3.50%, and 4.25% for the Sun Capital Select Equity Fund. Fee waivers and expense reimbursements for the Sun Capital Funds may be discontinued at any time after May 1, 2001. To the extent that the expense ratio of any Fund in the Sun Capital Advisers Trust falls below the Fund's expense limit, the Fund's adviser reserves the right to be reimbursed for management fees waived and Fund expenses paid by it during the prior two years.


                       (7) The management fee for each of the Sun Capital Blue
                           Chip Mid Cap Fund, the Sun Capital Investors
                           Foundation Fund, and the Sun Capital Select Equity Fund decreases to 0.75%, 0.70%, and 0.70%, respectively, as the daily net assets of each Fund exceed $300 million.

                       WHAT IF CHARGES AND DEDUCTIONS EXCEED CASH SURRENDER
                       VALUE?


                       - Unless the no-lapse guarantee applies, your Policy will terminate if your Cash Surrender Value at the beginning of any Policy Month is less than or equal to the charges and deductions then due.



                       - We will send you notice and allow you a 61-day grace period.



                       - If, within the grace period, you do not make a premium payment sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the grace period without further notice.


7                     FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       MINIMUM PREMIUM TEST (NO-LAPSE GUARANTEE)


                           Subject to certain conditions, the Policy includes a
                       no-lapse guarantee of up to 20 years. A shorter period will apply at older Issue Ages and may apply in some states.


                       REINSTATEMENT


                           If your Policy terminates due to insufficient value,
                       we will reinstate it within three years at your request, subject to certain conditions.



                       MATURITY EXTENSION



                           If the Policy has a Cash Value on the policy
                       anniversary on which the younger Insured is Attained Age 100, the death benefit will be your Account Value.



                           No further premium payments will be accepted and no
                       further monthly deductions will be imposed.


                       FEDERAL TAX CONSIDERATIONS


                           Your purchase of, and transactions under, your Policy
                       may have tax consequences that you should consider before purchasing a Policy. You may wish to consult a tax adviser. In general, the beneficiary will receive Policy Proceeds without there being taxable income. Increases in Account Value will not be taxable as earned, although there may be income tax due on a total surrender or partial withdrawal or on policy loans.


                           SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


We are an indirect                    We are a stock life insurance company incorporated under the laws of
wholly-owned subsidiary of    Delaware on January 12, 1970. Our executive office mailing address is One Sun
Sun Life Assurance Company    Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 49
of Canada.                    states, the District of Columbia and Puerto Rico and we have an insurance company subsidiary that does business in New York. We are an indirect wholly- owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)").



                           Sun Life (Canada) completed its demutualization on
                       March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in


8                     FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges.


                                       THE VARIABLE ACCOUNT

                           We established Sun Life of Canada (U.S.) Variable
                       Account I in accordance with Delaware law on December 1, 1998. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.


                           We own the assets of the Variable Account. The
                       income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.


The assets of the Variable            We will at all times maintain assets in the Variable Account with a total
Account are insulated from    market value at least equal to the reserves and other liabilities relating to the
our general liabilities.      variable benefits under all policies participating in the Variable Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those policies are, however, our general corporate obligations.

The Variable Account is reg-          The Variable Account is registered with the Securities and Exchange
istered with the SEC.         Commission under the Investment Company Act of 1940 as a unit investment trust.
                              Registration under the Investment Company Act does not involve any supervision by the Securities and Exchange Commission of the management or investment practices or policies of the Variable Account.


The Variable Account has 45           The Variable Account is divided into 45 Sub-Accounts. Each Sub- Account
Sub-Accounts. Each Sub-       invests exclusively in shares of a corresponding investment portfolio of a
Account invests exclusively   registered investment company (commonly known as a mutual fund). We may in the in shares of a single mutual  future add new or delete existing Sub-Accounts. The income, gains or losses,
fund portfolio.               realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be used to purchase shares of the corresponding mutual fund. The Sub-Accounts will at all times be fully invested in mutual fund shares. The Variable Account may contain certain sub-accounts which are not available under the Policy.


9                     FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                            THE FUNDS

The Fund Prospectuses have            The Policy offers a number of Fund options, which are briefly discussed
more information about the    below. Each Fund is a mutual fund registered under the Investment Company Act of
Funds, and may be obtained    1940, or a separate series of shares of such a mutual fund. More comprehensive
from us without charge.       information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses
                              should be read in connection with this prospectus. A copy of each Fund Prospectus may be obtained without charge by calling (800) 700-6554, or writing to Sun Life
                              Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills,
                              Massachusetts 02481.

                           The Funds currently available are:

                       AIM VARIABLE INSURANCE FUNDS, INC. (advised by AIM Advisors, Inc.)

                           AIM V.I. CAPITAL APPRECIATION FUND seeks to provide
                       growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.

                           AIM V.I. GROWTH FUND seeks to provide growth of
                       capital by investing primarily in seasoned and better capitalized companies considered to have strong earnings momentum.

                           AIM V.I. GROWTH AND INCOME FUND seeks to provide
                       growth of capital, with a secondary objective of current income.

                           AIM V.I. INTERNATIONAL EQUITY FUND seeks to provide
                       long-term growth of capital by investing in a diversified portfolio of international equity securities, whose issuers are considered to have strong earnings momentum.

                       THE ALGER AMERICAN FUND (advised by Fred Alger Management, Inc.)

                           ALGER AMERICAN GROWTH PORTFOLIO seeks long-term
                       capital appreciation by investing primarily in equity securities of companies with market capitalizations of $1 billion or more.

                           ALGER AMERICAN INCOME AND GROWTH PORTFOLIO seeks
                       primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.

                           ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks
                       long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

10                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       GOLDMAN SACHS VARIABLE INSURANCE TRUST (advised by Goldman Sachs Asset Management, a separate business unit of the Investment Management Division of Goldman,
                       Sachs & Co., except for Goldman Sachs International Equity Fund, which is advised by Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co.)

                           GOLDMAN SACHS VIT CORE-SM- LARGE CAP GROWTH FUND
                       seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

                           GOLDMAN SACHS VIT CORE-SM- SMALL CAP EQUITY FUND
                       seeks long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

                           GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND seeks
                       long-term growth of capital and dividend income through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

                           GOLDMAN SACHS VIT GROWTH AND INCOME FUND seeks
                       long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.

                           GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND seeks
                       long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.

                       MFS/SUN LIFE SERIES TRUST (advised by our affiliate Massachusetts Financial Services Company)

                           CAPITAL APPRECIATION SERIES seeks capital
                       appreciation by investing in securities of all types, with a major emphasis on common stocks.

                           EMERGING GROWTH SERIES seeks to provide long-term
                       growth of capital by investing primarily (i.e. at least 80% of all its assets under normal circumstances) in common stocks of emerging growth companies, including companies that the series' investment adviser believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to its objective of long-term growth of capital.

11                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                           GOVERNMENT SECURITIES SERIES seeks current income and
                       preservation of capital by investing in U.S. Government and U.S. Government-related securities.

                           HIGH YIELD SERIES seeks high current income and
                       capital appreciation by investing primarily in fixed income securities of U.S. and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and which may include equity features. The series may invest up to 100% of its net assets in these securities, which generally involve greater risks, including volatility of price, risk of principal and income, default risks and less liquidity, than securities in the higher rated categories.

                           MASSACHUSETTS INVESTORS GROWTH STOCK SERIES seeks to
                       provide long-term growth of capital and future income rather than current income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which the series' adviser believes offer better than average prospects for long-term growth.

                           MASSACHUSETTS INVESTORS TRUST SERIES seeks long-term
                       growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks. The series invests, under normal market conditions, at least 65% of its total assets in common stock and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that the series' adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings of cash flow. This series was formerly known as the Conservative Growth Series.

                           NEW DISCOVERY SERIES seeks capital appreciation. The
                       series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

                           TOTAL RETURN SERIES seeks to obtain above-average
                       income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential. The series is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the series invests (i) at least 40%, but not more than 75%, of its net assets in common stocks and related securities, such as preferred

12                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
                       stocks, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and
                       (ii) at least 25% of its net assets in non-convertible fixed income securities.

                           UTILITIES SERIES seeks capital growth and current
                       income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its assets in equity and debt securities issued by both domestic and foreign utility companies.

                       OCC ACCUMULATION TRUST (advised by OpCap Advisors)

                           EQUITY PORTFOLIO seeks long-term capital appreciation
                       through investment in a diversified portfolio of equity securities selected on the basis of a value oriented approach to investing.

                           MANAGED PORTFOLIO seeks to achieve growth of capital
                       over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the portfolio manager's assessments of the relative outlook for such investments.

                           MID CAP PORTFOLIO seeks long-term capital
                       appreciation through investment in a diversified portfolio of equity securities. The portfolio will invest primarily in companies with market capitalizations of between $500 million and $5 billion.

                           SMALL CAP PORTFOLIO seeks capital appreciation
                       through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

                       SUN CAPITAL ADVISERS TRUST (advised by our affiliate Sun Capital Advisers, Inc.)

                           SUN CAPITAL BLUE CHIP MID CAP FUND seeks long-term
                       capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the Standard & Poor's (S&P) Mid Cap 400 Index.

                           SUN CAPITAL INVESTMENT GRADE BOND FUND seeks high
                       current income consistent with relative stability of principal by investing primarily in investment grade bonds, including those issued by U.S. and foreign companies (including companies in emerging market countries), the U.S. Government and its agencies and instrumentalities (including those which issue mortgage-backed securities), foreign governments (including those of emerging market countries), and multinational organizations such as the World Bank.

                           SUN CAPITAL INVESTORS FOUNDATION FUND seeks long-term
                       capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. The fund will generally hold stocks of

13                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
                       companies with market capitalizations within the range represented by the S&P 500 Index.

                           SUN CAPITAL MONEY MARKET FUND seeks to maximize
                       current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar-denominated money market securities, including those issued by U.S. and foreign banks, corporate issuers, the U.S. Government and its agencies and instrumentalities, foreign governments and multinational organizations such as the World Bank. The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

                           SUN CAPITAL REAL ESTATE FUND primarily seeks
                       long-term capital growth and, secondarily, seeks current income and growth of income. The fund invests at least 80% of its assets in securities of real estate trusts and other real estate companies. The fund generally focuses its investments in equity REITs, which invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated properties.

                           SUN CAPITAL SELECT EQUITY FUND seeks long-term
                       capital growth. The fund will normally invest in twenty to forty common stocks and other equity securities of large capitalization U.S. companies. These investments are selected primarily from the S&P 500 Index.

                           Although the investment objectives and policies of
                       the Funds may be similar to those of other mutual funds managed by the Funds' investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.

                           Some of the Funds' investment advisers may compensate
                       us for administering the Funds as investment options under the Policy. Such compensation is paid from the advisers' assets.

                           The Funds may also be available to separate accounts
                       offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of policyowners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect policyowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

14                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                  FEES AND EXPENSES OF THE FUNDS

                           Fund shares are purchased at net asset value, which
                       reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Fund.

                           The Fund expenses are assessed at the Fund level and
                       are not direct charges against Variable Account assets or reductions from Cash Values. These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account. The table contained in the front part of this prospectus shows annual expenses paid by the Funds as a percentage of average net assets.

                           The management fees and other expenses of the Funds
                       are more fully described in the Fund Prospectuses. The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

                                       OUR GENERAL ACCOUNT

                           Our general account consists of all of our assets
                       other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.


The Fixed Account Option is           Interests in our general account offered through the Fixed Account Option
not a security and we are     have not been registered under the Securities Act of 1933 and our general account
not an investment company.    has not been registered as an investment company under the Investment Company Act of 1940.



                           You may allocate net premiums to the Fixed Account
                       Option and may transfer any portion of your investments in the Sub-Accounts to the Fixed Account Option. You may also transfer a portion of your investment in the Fixed Account Option to any of the Sub-Accounts. Transfers may be subject to certain restrictions.



Fixed account investments             An investment in the Fixed Account Option does not entitle you to share
earn at least 3% interest.    in the investment experience of our general account. Instead, we guarantee that your Fixed Account Option investment will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account. We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.


15                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                       INVESTMENT PROGRAMS

                       DOLLAR COST AVERAGING

                           You may select, at no extra charge, a dollar cost
                       averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us. Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Sub-Accounts chosen by you, up to a maximum of twelve. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program.


                           The main objective of a dollar cost averaging program
                       is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other available Sub-Accounts at set intervals, dollar cost averaging allows you to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, a lower average cost per Unit may be achieved over the long-term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.


                       ASSET REBALANCING


                           Once your money has been allocated among the
                       Sub-Accounts, the earnings may cause the percentage invested in each Sub-Account to differ from your allocation instructions. You can direct us to automatically rebalance your Policy to return to your allocation percentages by selecting our asset rebalancing program. The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions. The minimum amount of each rebalancing is $1,000.



                           There is no charge for asset rebalancing. In
                       addition, rebalancing will not be counted against any limit we may place on your number of Sub-Account transfers in a Policy Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.


                       ASSET ALLOCATION

                           One or more asset allocation investment programs may
                       be made available in connection with your Policy, at no extra charge. An asset allocation program

16                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
                       provides for the allocation of your Account Value among the available investment options. These programs will be fully described in a separate brochure. You may elect to enter into an asset allocation investment program under the terms and conditions described in the brochure.

                                         ABOUT THE POLICY


                       POLICY APPLICATION, ISSUANCE AND INITIAL PREMIUM


                           To purchase a Policy, you must first submit an
                       application to our Principal Office. We may then follow certain underwriting procedures designed to determine the insurability of the proposed Insureds. We offer the Policy on a regular (medical) underwriting basis and may require medical examinations and further information before the proposed application is approved. Both Insureds must generally be acceptable risks based on our underwriting limits and standards. We may, however, issue a Policy based on the health of one Insured where the other Insured would not normally be an acceptable risk for comparable individual life insurance coverage. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for an Insured, which will result in increased Monthly Cost of Insurance charges.


                           You must specify certain information in the
                       application, including the Specified Face Amount, the death benefit option and supplemental benefits, if any. The Specified Face Amount generally may not be decreased below $250,000--the "Minimum Specified Face Amount."



                           While your application is being reviewed, we may make
                       available to you temporary last survivor life insurance coverage if you have signed a Policy Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment. The temporary coverage, if available, begins on the date that separate application is signed, has a maximum amount and is subject to other conditions.


                           Pending approval of your application, any advance
                       payments will be held in our general account. Upon approval of the application, we will issue to you a Policy on the lives of the Insureds. A specified Initial Premium is due and payable as of the date of issue for the Policy. The Effective Date of Coverage for your Policy will be the later of--

The ISSUE DATE is the date        - the ISSUE DATE, OR
we produce your Policy on         - the date a premium is paid equal to or in excess of the specified Initial
our system and is specified         Premium.
in your Policy.

17                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                           If an application is not approved, we will promptly
                       return all advance payments to you.

                       RIGHT OF RETURN PERIOD

                           If you are not satisfied with your Policy, it may be
                       returned by delivering or mailing it to our Principal Office or to the representative from whom the Policy was purchased within 10 days from the date of receipt of your Policy (the "Right of Return Period"). A longer period may apply in some states.

                           A Policy returned under this provision will be deemed
                       void. You will receive a refund equal to the sum of all premium payments made, if required by applicable state insurance law; otherwise, your refund will equal the sum of--

                           -   the difference between any premium
                               payments made, including fees and
                               charges, and the amounts allocated to
                               the Variable Account;

                           -   the value of the amounts allocated to
                               the Variable Account on the date the
                               cancellation request is received by us
                               at our Principal Office; and

                           -   any fees or charges imposed on amounts
                               allocated to the Variable Account.

                           Unless you are entitled under applicable law to
                       receive a full refund of premiums paid, you bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Right of Return Period.


                           During the Right of Return Period, we will allocate
                       the net premium payments to the money market Sub-Account or to the general account, whichever we specify in your Policy. Upon expiration of the Right of Return Period, the Account Value in that Sub-Account or in the general account, as applicable, will be transferred to the Investment Options in accordance with your allocation instructions.


                       PREMIUM PAYMENTS

                           All premium payments must be made payable to Sun Life
                       Assurance Company of Canada (U.S.) and mailed to our Principal Office. The Initial Premium will be due and payable as of your Policy's Issue Date. Additional premium payments may be paid to us subject to the limitations described below.

                           PREMIUM.  We reserve the right to limit the number of
                       premium payments we accept in a year. No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to

18                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
                       keep your Policy in force. We reserve the right not to accept a premium payment that causes the death benefit to increase by an amount that exceeds the premium received. Evidence of insurability satisfactory to us may be required before we accept any such premium.

                           We will not accept premium payments that would, in
                       our opinion, cause your Policy to fail to qualify as life insurance under applicable federal tax law. If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to you.

                           NET PREMIUMS.  The net premium is the amount you pay
                       as the premium less the Expense Charges Applied to Premium.


                           ALLOCATION OF NET PREMIUM.  Except as otherwise
                       described herein, net premium will be allocated in accordance with your allocation percentages. You must allocate at least 1% of net premium to any Investment Option you choose. Percentages must be in whole numbers. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Sub-Accounts.



                           You may change your allocation percentages at any
                       time by telephone or written request to our Principal Office. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone. An allocation change will be effective as of the date we accept receipt of the request for that change.



                           PLANNED PERIODIC PREMIUMS.  While you are not
                       required to make additional premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic premium at each billing period as specified in your Policy, unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease the planned periodic premium subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy. We will suspend reminder notices at your written


19                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
                       request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices.


                       DEATH BENEFIT


                           If your Policy is in force at the time of the death
                       of the Surviving Insured, we will pay the beneficiary an amount based on the death benefit option in effect once we have received Due Proof of the death of each Insured. The amount payable will be:



                           -   the amount of the death benefit
                               option, PLUS


                           -   any amounts payable under any
                               supplemental benefits added to your
                               Policy, MINUS


                           -   the value of any outstanding Policy
                               Debt on the date of the last Insured
                               to die, MINUS



                           -   any unpaid charges and deductions if
                               death occurs during the grace period.


                           We will pay this amount to the beneficiary in one
                       lump sum, unless we and the beneficiary agree on another form of settlement.


You may select between two            The Policy has two death benefit options. You may change the death
death benefit options.        benefit option after the first Policy Year.


                           OPTION A.  Under this option, the death benefit is--


                           -   the Policy's Specified Face Amount on
                               the date of death of the Surviving
                               Insured; or, if greater,



                           -   the Policy's Account Value on the date
                               of death of the Surviving Insured
                               multiplied by the applicable
                               percentage shown in the table set
                               forth in Appendix B.


                           This death benefit option should be selected if you
                       want the death benefit to remain level over time.

                           OPTION B.  Under this option, the death benefit is--


                           -   the sum of the Specified Face Amount
                               and Account Value of the Policy on the
                               date of death of the Surviving
                               Insured; or, if greater,



                           -   the Policy's Account Value on the date
                               of death of the last Surviving Insured
                               multiplied by the applicable
                               percentage shown in the table set
                               forth in Appendix B.


20                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                           This death benefit option should be selected if you
                       want your death benefit to change with your Policy's Account Value.


                           If you change from Option B to Option A, the
                       Specified Face Amount will be increased by an amount equal to the Policy's Account Value on the effective date of the change. If you change from Option A to Option B, the Specified Face Amount will be decreased by an amount equal to the Policy's Account Value on the effective date of change.


                       CHANGES IN SPECIFIED FACE AMOUNT


                           You may increase or decrease the Specified Face
                       Amount of your Policy within certain limits.



You may increase or decrease          INCREASES.  After the first Policy Year, you may request an increase in
the Specified Face Amount     the Specified Face Amount. You must provide satisfactory evidence of insura-
within certain limits.        bility for each Insured. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the Attained Age of either Insured is greater than
                              80 on the effective date of the increase.



                           Each increase in the Specified Face Amount must be at
                       least $50,000. We reserve the right to change the minimum amount by which you may change the Specified Face Amount.



                           DECREASES.  The Specified Face Amount can be
                       decreased after the fourth Policy Year. A decrease will become effective at the beginning of the next Policy Month following our approval of your request. The Specified Face Amount after the decrease must be at least $250,000. Surrender charges will apply to decreases in the Specified Face Amount during the surrender charge period except for decreases in the Specified Face Amount resulting from a change in the death benefit option or a partial withdrawal.


                           For purposes of determining surrender charges and
                       later cost of insurance charges, we will apply a decrease in Specified Face Amount in the following order--

                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and

                           -   third, to the initial Specified Face
                               Amount.

21                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       ACCESSING YOUR ACCOUNT VALUE


If you surrender your Policy          SURRENDERS AND SURRENDER CHARGES.  You may surrender your Policy for its and receive its Cash Surren-  Cash Surrender Value at any time while either Insured is living. If you do, your
der Value, you may incur      insurance coverage and all other benefits under the Policy will terminate.
surrender charges, taxes and
tax penalties.                CASH SURRENDER VALUE is your Policy's Account Value less the sum of--


                           -   the outstanding balance of any Policy
                               Debt; and

                           -   any surrender charges.

                           We will deduct surrender charges from your Account
                       Value if you surrender your Policy or request a decrease in the Specified Face Amount during the surrender charge period. There are separate surrender charges for the initial Specified Face Amount and any increase in the Specified Face Amount you request. The surrender charge period will start on your Policy's Issue Date and on the effective date for the increase, respectively. The surrender charge period will be the shortest of--

                           -   the 15-year period following the
                               applicable surrender charge period
                               start date;


                           -   the longer of the 10-year period
                               following the applicable surrender
                               charge period start date, and the
                               period ending when the younger Insured
                               reaches Attained Age 85; and


                           -   the period ending when the younger
                               Insured reaches Attained Age 95.

                           We will determine your Cash Surrender Value at the
                       next close of business on the New York Stock Exchange after we receive your written request for surrender at our Principal Office.


                           If you surrender your Policy, we will apply a
                       surrender charge to the initial Specified Face Amount and to each increase in the Specified Face Amount other than an increase resulting from a change in the death benefit option. The surrender charge will be calculated separately for the initial Specified Face Amount and each increase in the Specified Face Amount. The surrender charge will be an amount based on certain factors, including the Policy's Specified Face Amount and the age, sex and rating class of each Insured. The following are examples of surrender charges at representative Issue Ages.


22                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                     FIRST YEAR SURRENDER CHARGES
                                  PER $1,000 OF SPECIFIED FACE AMOUNT
                                (Male/Female Insured Pair, Non-Tobacco)


                               ISSUE AGES   ISSUE AGES    ISSUE AGES
                                35 & 35       45 & 45       55 & 55
                               ----------   -----------   -----------
                                 $ 5.52       $ 9.30        $15.54

                               ISSUE AGES   ISSUE AGES    ISSUE AGES
                               65 & 65       75 & 75       85 & 85
                               ----------   -----------   -----------

                                 $26.25       $46.00        $49.25



                           The surrender charge will be calculated based on
                       surrender charge percentages for the initial Specified Face Amount and each increase in the Specified Face Amount. The surrender charge percentages begin at 100% in the first Policy Year and decrease with time. Examples of surrender charge percentages at representative Issue Ages are shown below.


                                           SURRENDER CHARGE
                            (As Percentage of First Year Surrender Charge)


                                                            ISSUE AGES
             YEAR              35 & 35      45 & 45      55 & 55      65 & 65     75 & 75    85 & 85
             ----              -------      -------      -------      -------     -------    -------
               1                 100.000      100.000      100.000      100.000    100.000    100.000
               2                 100.000      100.000      100.000      100.000     90.000     90.000
               3                 100.000      100.000      100.000      100.000     80.000     80.000
               4                 100.000      100.000      100.000      100.000     75.000     75.000
               5                 100.000      100.000      100.000      100.000     70.000     70.000
               6                  90.000       90.000       90.000       90.000     60.000     60.000
               7                  80.000       80.000       80.000       80.000     50.000     50.000
               8                  70.000       70.000       70.000       70.000     40.000     40.000
               9                  60.000       60.000       60.000       60.000     30.000     30.000
              10                  50.000       50.000       50.000       50.000     15.000     15.000
              11                  40.000       40.000       40.000       40.000      0.000      0.000
              12                  30.000       30.000       30.000       30.000      0.000      0.000
              13                  20.000       20.000       20.000       20.000      0.000      0.000
              14                  10.000       10.000       10.000       10.000      0.000      0.000
              15                   5.000        5.000        5.000        5.000      0.000      0.000
       16 and thereafter           0.000        0.000        0.000        0.000      0.000      0.000



                           A surrender charge will be applied for each decrease
                       in the Specified Face Amount except for decreases in the Specified Face Amount resulting from a change in death benefit option or partial withdrawal. These surrender charges will be applied in the following order:


                           -   first, to the most recent increase;

23                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and

                           -   third, to the initial Specified Face
                               Amount.


                           On a decrease in the initial Specified Face Amount,
                       you will pay a proportion of the full surrender charge based on the ratio of the Specified Face Amount decrease to the initial Specified Face Amount. The surrender charge you pay on a decrease that is less than the full amount of an increase in Specified Face Amount will be calculated on the same basis. Future surrender charges will be reduced by any applicable surrender charges for a decrease in the Specified Face Amount.



                           You may allocate any surrender charges resulting from
                       a decrease in the Specified Face Amount among the Investment Options. If you do not specify the allocation, then the surrender charges will be allocated proportionally among the Investment Options in excess of any Policy Debt.



                           PARTIAL WITHDRAWALS.  You may make a partial
                       withdrawal of your Policy once each Policy Year after the first Policy Year by written request to us. Each partial withdrawal must be for at least $500, and no partial withdrawal may be made--



                           -   during Policy Years 2-10 for more than
                               20 percent of your Cash Surrender
                               Value at the end of the first
                               Valuation Date after we receive your
                               request; or


                           -   thereafter for more than your Cash
                               Surrender Value.


                           If the applicable death benefit option is Option A,
                       the Specified Face Amount will be decreased by the amount of the partial withdrawal. We will apply the decrease to the initial Specified Face Amount and to each increase in Specified Face Amount in the following order--


                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and

                           -   third, to the initial Specified Face
                               Amount.


                           We will not accept requests for a partial withdrawal
                       if the Specified Face Amount remaining in force after the partial withdrawal would be less than the Minimum Specified Face Amount. We will effect a partial withdrawal at the next close of business on the New York Stock Exchange after we receive your written request.



                           POLICY LOANS.  You may request a policy loan of up to
                       90% of your Policy's Cash Value, decreased by the amount of any outstanding Policy Debt on the date the policy loan is made. Your Policy will terminate for no value subject


24                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
                       to a grace period if the Policy Debt exceeds the Cash Value. During the no-lapse guarantee period, however, your Policy will not terminate if it satisfies the minimum premium test.



You may borrow from us using          You may allocate the policy loan among the Investment Options. If you do
your Policy as collateral.    not specify the allocation, then the policy loan will be allocated propor-
                              tionally among the Investment Options in excess of any Policy Debt. Loan amounts allocated to the Sub-Accounts will be transferred to the Fixed Account Option. We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account Option.


                           Interest on the policy loan will accrue daily at 4%
                       annually during Policy Years 1 through 10 and 3% annually thereafter. This interest will be due and payable to us in arrears on each policy anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and will be assessed in the same manner as the prior policy loan.

                           There is no definitive guidance concerning the tax
                       treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan. You should consult your tax adviser regarding loan amounts in Policy Years 11 and thereafter.


                           All funds we receive from you will be credited to
                       your Policy as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment. In the event you have a loan against the Policy, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We reserve the right to repay any loans from the Fixed Account Option prior to loans from the Variable Account.



                           A policy loan, whether or not repaid, will affect the
                       Policy Proceeds payable upon the death of the Surviving Insured and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value. The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts or the value of the Fixed Account Option while the loan is outstanding, the effect could be favorable or unfavorable.


                       TRANSFER PRIVILEGES


                           The Policy is not designed for professional market
                       timing organizations or other entities using programmed and frequent transfers. If you wish to employ


25                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
                       such strategies, you should not purchase a Policy. Accordingly, such transfers may be subject to special restrictions. Subject, however, to these special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, you may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account or to the Fixed Account Option. There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer over 12 in any one Policy Year. We will make transfers pursuant to an authorized written or telephone request to us. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. For transactions initiated by telephone, you will be required to identify yourself by name and a personal identification number.



                           Transfers may be requested by indicating the transfer
                       of either a specified dollar amount or a specified percentage of the value of the Fixed Account Option or the Sub-Account's value from which the transfer will be made. If you request a transfer based on a specified percentage of the value of the Fixed Account Option or the Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the value of the Fixed Account Option or the Sub-Account's value at the time the request is received. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Sub-Accounts.


                           Transfer privileges are subject to our consent. We
                       reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; and (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account.


                           We reserve the right to restrict transfers from the
                       Fixed Account Option to the Sub-Accounts to one transfer per Policy Year. We further reserve the right to restrict the amounts transferred to the Sub-Accounts from the Fixed Account Option to the greater of 25% of that portion of the Account Value attributable to the Fixed Account Option as of the end of the previous Policy Year and $5,000.



                           We reserve the right to restrict amounts transferred
                       to the Fixed Account Option from the Variable Account.


26                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       ACCOUNT VALUE


                           Your Account Value is the sum of the values in each
                       Sub-Account of the Variable Account with respect to your Policy, plus the value of the Fixed Account Option. The Account Value varies depending upon the Premiums paid, Expense Charges Applied to Premium, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Cost of Insurance charges, partial withdrawal, fees, policy loans and the net investment factor (described below).



                           The minimum guaranteed interest rate applicable to
                       the values in the Fixed Account Option is 3% annually. Interest in excess of the guaranteed rate may be applied in such a manner as we may determine, based on our expectations of future interest, mortality costs, persistency, expenses and taxes. Interest credited will be computed on a compound interest basis.



A VALUATION DATE is any day           VARIABLE ACCOUNT VALUE.  We measure the amounts in the Sub- Accounts in
on which we, the applicable   terms of Units and Unit Values. On any given date, the amount you have in a
Fund, and the NYSE are open   Sub-Account is equal to the Unit Value multiplied by the number of Units credited
for business.                 to you in that Sub-Account. Amounts allocated to a Sub-Account will be used to
THE VALUATION PERIOD is the   purchase Units of that Sub-Account. Units are redeemed when you make partial
period of time from one       withdrawals, undertake policy loans or transfer amounts from a Sub-Account, and determination of Unit Values  for the payment of Monthly Expense Charges, Mortality and Expense Risk Charges,
to the next.                  Monthly Cost of Insurance charges and other fees. The number of Units of each
                              Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub- Account. The Unit Value for each
                              Sub-Account is established at $10.00 for the first VALUATION DATE of the
                              Sub-Account. The Unit Value for any subsequent Valuation Date is equal to the
                              Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit Value of a Sub-Account for any
                              Valuation Date is determined as of the close of the VALUATION PERIOD ending on that Valuation Date.


                           Transactions are processed on the date we receive a
                       premium at our Principal Office or any acceptable written or telephonic request is received at our Principal Office. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.


The INVESTMENT START DATE is  The Account Value on the INVESTMENT START DATE equals:
the date we apply your first      -  the net premium received, MINUS
premium payment, which will       - the monthly deductions due on the policy date and subsequent Monthly
be the later of the Issue           Anniversary Days through the Investment Start Date charged to the
Date, the policy date or the        Sub-Accounts and the Fixed Account Option.
Valuation Date we receive a
premium equal to or in
excess of the Initial Pre-
mium.


27                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                           The Account Value on subsequent Valuation Dates is
                       equal to:



                           -   the values on the previous Valuation
                               Date, PLUS



                           -   any additional net premium received,
                               PLUS or MINUS



                           -   the investment experience of the
                               Investment Options you have selected,
                               MINUS



                           -   policy charges and deductions, MINUS



                           -   any partial withdrawal you have made.



                           NET INVESTMENT FACTOR.  The NET INVESTMENT FACTOR for
                       each Sub-Account for any Valuation Period is the quotient of (1) divided by (2) where:


                       (1) is the net result of--

                           -   the net asset value of a Fund share
                               held in the Sub-Account determined as
                               of the end of the Valuation Period,
                               PLUS

                           -   the per share amount of any dividend
                               or other distribution declared on Fund
                               shares held in the Sub-Account if the
                               "ex-dividend" date occurs during the
                               Valuation Period, PLUS OR MINUS

                           -   a per share credit or charge with
                               respect to any taxes reserved for by
                               us, or paid by us if not previously
                               reserved for, during the Valuation
                               Period which are determined by us to
                               be attributable to the operation of
                               the Sub-Account; and

                       (2) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.


                           The net investment factor may be greater or less than
                       one.



                           INSUFFICIENT VALUE.  Your Policy will terminate for
                       no value, subject to a Grace Period described below if, on a Processing Date,


                           -   your Policy's Cash Surrender Value is
                               equal to or less than zero or

                           -   the Policy Debt exceeds the Cash
                               Value.


                           During the no-lapse guarantee period, a Policy will
                       not terminate by reason of insufficient value if it satisfies the "minimum premium test," described below.



                           MINIMUM PREMIUM TEST (NO-LAPSE GUARANTEE).  A Policy
                       satisfies the minimum premium test if the premiums paid less any partial withdrawals less any Policy Debt exceed the sum of the "Minimum Monthly Premiums" which applied to the Policy in each Policy Month from the policy date to the Valuation Date.


28                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                           The applicable Minimum Monthly Premiums are specified
                       in your Policy. We may revise the Minimum Monthly Premiums as a result of any of the following changes to a
                       Policy:



                           -   a change in the Specified Face Amount



                           -   a change in supplemental benefit



                           The revised Minimum Monthly Premiums will be
                       effective as of the effective date of the change to the Policy and will remain in effect until again revised by any of the above changes.



                           The length of the no-lapse guarantee period will be
                       different based on the age of the Insureds. It may also vary in some states, but in no case will it be greater than 20 years.



                           GRACE PERIOD.  If, on a Valuation Date, your Policy
                       will terminate by reason of insufficient value, we will allow a grace period. This grace period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Policy in force. Notice of premium due will be mailed to your last known address and the last known address of any assignee of record. We will assume that your last known address is the address shown on your Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us. If the premium due is not paid within 61 days after the beginning of the grace period, then the Policy and all rights to benefits will terminate without value at the end of the 61-day period. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable by us during the grace period, then any overdue monthly deductions will be deducted from the amount payable by us.


                           SPLITTING UNITS.  We reserve the right to split or
                       combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of your Policy.

                       CHARGES AND DEDUCTIONS


                           The monthly deductions described below are the
                       Mortality and Expense Risk Charge, Monthly Expense Charge, Monthly Cost of Insurance, and the charges for any supplemental benefits.



                           EXPENSE CHARGES APPLIED TO PREMIUM.  We will deduct a
                       charge from each premium payment as a sales load and for our federal, state and local tax obligations, which we will determine from time to time. For all Policy Years, the guaranteed maximum charge is 8% of premiums. The current charge is 6%.


29                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                           MORTALITY AND EXPENSE RISK CHARGE.  We will deduct a
                       monthly charge from your Account Value for the mortality and expense risks we assume with respect to the Policy. It is a percentage of the Variable Account value and is deducted proportionally from the Investment Options in excess of any Policy Debt.



                           The Mortality and Expense Risk Charge will not exceed
                       0.60% annually for Policy Years 1-15 and 0.20% annually thereafter.



                           The mortality risk we assume is that the group of
                       lives insured under the policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering policies may be more than we estimated.



                           MONTHLY EXPENSE CHARGE.  We will deduct a monthly
                       charge from your Account Value for the first 10 Policy Years following the issuance of your Policy based on the initial Specified Face Amount and for the first 10 Policy Years following the effective date for each increase in the Specified Face Amount, if any, based on the amount of increase. The applicable charge is equal to the initial Specified Face Amount or the amount of increase, as the case may be, times a rate that varies based on the age, sex and rating class of each Insured. The charge is deducted proportionally from the Investment Options in excess of any Policy Debt.



                           MONTHLY COST OF INSURANCE.  We deduct a Monthly Cost
                       of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. The Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Investment Options in excess of any Policy Debt.


                           The Monthly Cost of Insurance equals the sum of (1),
                       (2) and (3) where:

                       (1) is the cost of insurance charge equal to the Monthly
                           Cost of Insurance rate (described below) multiplied by the net amount at risk divided by 1,000;


                       (2) is the monthly rider cost for any riders which are a
                           part of your Policy; and


                       (3) is any additional insurance charge calculated as
                           specified in your Policy, for, among other reasons, occupational or avocational risks.

                           The NET AMOUNT AT RISK equals:

                           -   the death benefit divided by 1.00247,
                               MINUS


                           -   your Account Value on the Processing
                               Date prior to assessing the monthly
                               deductions.


30                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                           If there are increases in the Specified Face Amount
                       other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.


                           MONTHLY COST OF INSURANCE RATES.  The Monthly Cost of
                       Insurance rates (except for any such rate applicable to an increase in the Specified Face Amount) are based on the length of time your Policy has been in force and the sex, Issue Age and rating class of each Insured. The Monthly Cost of Insurance rates applicable to each increase in the Specified Face Amount are based on the length of time the increase has been in force and the sex, Issue Age and rating class of each Insured. The Monthly Cost of Insurance rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.



                       WAIVERS AND REDUCED CHARGES


                           We may reduce or waive the sales load or surrender
                       charge in situations where selling and/or maintenance costs associated with the Policies are reduced, sales of large Policies, and certain group or sponsored arrangements. In addition, we may waive charges in connection with Policies sold to our or our affiliates' officers, directors and employees.


                       MATURITY DATE EXTENSION



                           If the Policy has a Cash Value on the Policy
                       Anniversary on which the younger Insured is Attained Age 100, the following will apply:


                           -   We will not accept any more premium
                               payments for your Policy.


                           -   No more monthly deductions will be
                               made from your Account Value.



                           -   The death benefit will be your Account
                               Value.


                           -   Your Policy's reinstatement provisions
                               will not apply.


                           Your Policy may not qualify as life insurance beyond
                       the policy anniversary on which the younger Insured is Attained Age 100 and may be subject to tax consequences. We recommend that you receive counsel from your tax adviser.


31                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       We will not be responsible for any adverse tax consequences resulting from the extension of your Policy.


                       SUPPLEMENTAL BENEFITS

                           You may supplement your Policy with the riders
                       described below; provided, however, that riders may not be available in some states. An additional cost of insurance will be charged for each rider in force as part of the Monthly Cost of Insurance charge.

                           ESTATE PRESERVATION RIDER.  This rider provides term
                       insurance coverage which increases the death benefit in the first four Policy Years by an amount you choose, subject to a maximum of 122% of the Specified Face Amount and other limits we may impose.


                           MATURITY EXTENSION WITH FULL DEATH BENEFIT
                       RIDER. This rider maintains the Specified Face Amount and death benefit option in effect on the policy anniversary on which the younger Insured is Attained Age 100 for the continued duration of the Policy.



                           SUPPLEMENTAL INCOME RIDER.  This rider provides for
                       additional insurance on the life of the Surviving Insured by combining term coverage with the underlying variable universal life ("base policy") coverage. This rider has separate charges associated with it. At this time, those charges are lower than base policy charges for the same coverage.



                           By combining coverage under this rider with base
                       policy coverage, you may be able to buy the same amount of death benefit for less premium than if you had purchased an all base policy. If this rider is combined with base policy coverage, the same amount of premium paid for the combined coverage as for an all base policy will generate faster cash value accumulation within the base policy.



                           At issue, the base policy may have a no-lapse
                       guarantee period as long as 20 years. However, this rider's no-lapse guarantee period is limited to five years. This rider will terminate at the policy anniversary on which the younger Insured reaches Attained Age 100. Base policy coverage will continue beyond Attained Age 100, however, provided there is cash value in the Policy when the younger Insured reaches Attained Age 100. If a key objective is guarantees, supplementing the Policy with this rider may therefore not be appropriate.


32                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       TERMINATION OF POLICY


                           Your Policy will terminate on the earlier of the date
                       we receive your request to surrender, the expiration date of the grace period without our receipt of premium due or the date of death of the Surviving Insured.


                       REINSTATEMENT


                           We will reinstate your Policy prior to the policy
                       anniversary on which the younger Insured is Attained Age 100, provided that the Policy has not been surrendered and neither of the Insureds died after the date of termination and you--



                           -   make a request for reinstatement
                               within three years from the date of
                               termination;



                           -   submit satisfactory evidence of
                               insurability for both Insureds if both
                               are living at the time reinstatement
                               is requested;



                           -   submit satisfactory evidence of
                               insurability for the Surviving Insured
                               if the other Insured died prior to the
                               date the Policy terminated; and



                           -   pay an amount sufficient to put the
                               Policy in force.


                       DEFERRAL OF PAYMENT


                           We will usually pay any amount due from the Variable
                       Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of the death of the Surviving Insured, Due Proof of the death of each Insured. Payment is subject to our rights under the Policy's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death of the Surviving Insured, total surrender, partial withdrawal or policy loan may be postponed whenever:


                           -   the New York Stock Exchange is closed
                               other than customary weekend and
                               holiday closing, or trading on the
                               NYSE is otherwise restricted;

                           -   the Securities and Exchange
                               Commission, by order, permits
                               postponement for the protection of
                               policyowners; or

                           -   an emergency exists as determined by
                               the Securities and Exchange
                               Commission, as a result of which
                               disposal of securities is not
                               reasonably practicable, or it is not
                               reasonably practicable to determine
                               the value of the assets of the
                               Variable Account.

33                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       RIGHTS OF OWNER


                           While the Surviving Insured is alive, unless you have
                       assigned any of these rights, you may:


                           -   transfer ownership to a new owner;


                           -   name a contingent owner who will
                               automatically become the owner of the
                               Policy if you die before the Surviving
                               Insured;


                           -   change or revoke a contingent owner;

                           -   change or revoke a beneficiary;

                           -   exercise all other rights in the
                               Policy;

                           -   increase or decrease the Specified
                               Face Amount, subject to the other
                               provisions of the Policy;

                           -   change the death benefit option,
                               subject to the other provisions of the
                               Policy.

                           When you transfer your rights to a new owner, you
                       automatically revoke any prior contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action. You do not affect a prior beneficiary designation when you merely transfer ownership, or change or revoke a contingent owner designation.

                           You do not need the consent of a beneficiary or a
                       contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the requested action. Your request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before we received it.

                       RIGHTS OF BENEFICIARY


                           The beneficiary has no rights in the Policy until the
                       death of the Surviving Insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.


                       OTHER POLICY PROVISIONS


                           ADDITION, DELETION OR SUBSTITUTION OF
                       INVESTMENTS. We may decide to add new Sub-Accounts at any time. Also, shares of any or all of the Funds may not always be available for purchase by the Sub-Accounts of the Variable Account, or we may decide that further investment in any such shares is no longer appropriate. In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund


34                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
                       shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described in this paragraph, we may make appropriate amendments to the Policy to reflect the substitution.



                           ENTIRE CONTRACT.  Your entire contract with us
                       consists solely of the Policy, including the attached copy of your Application, any attached supplemental applications, any attached riders and any attached endorsements.



                           ALTERATION.  Sales representatives do not have any
                       authority to either alter or modify your Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary or one of our vice presidents.


                           MODIFICATION.  Upon notice to you, we may modify the
                       Policy if such a modification--

                           -   is necessary to make the Policy or the
                               Variable Account comply with any law
                               or regulation issued by a governmental
                               agency to which we are or the Variable
                               Account is subject;

                           -   is necessary to assure continued
                               qualification of the Policy under the
                               Internal Revenue Code or other federal
                               or state laws as a life insurance
                               policy;

                           -   is necessary to reflect a change in
                               the operation of the Variable Account
                               or the Sub-Accounts; or


                           -   adds, deletes or otherwise changes
                               Sub-Account options.


                           We also reserve the right to modify certain
                       provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendments to the Policy to reflect such modification.


                           ASSIGNMENTS.  While the Surviving Insured is alive,
                       you may assign all or some of your rights under the Policy. All assignments must be filed at our Principal Office and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before we acknowledge receipt. We are not responsible for the validity or legal effect of any assignment.


                           NONPARTICIPATING.  The Policy does not pay dividends.
                       The Policy does not share in our profits or surplus earnings.

35                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                           MISSTATEMENT OF AGE OR SEX.  If the age or sex of
                       either Insured is stated incorrectly, the amounts payable by us will be adjusted as follows:



                           Misstatement Discovered at Death of the Surviving
                       Insured--The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex of each Insured.



                           Misstatement Discovered Prior to Death of the
                       Surviving Insured--Your Account Value will be recalculated from the policy date using the Monthly Cost of Insurance rates based on the correct age or sex of each Insured.



                           SUICIDE.  If the Surviving Insured, whether sane or
                       insane, commits suicide within two years after your Policy's Issue Date, we will not pay any part of the Policy Proceeds. We will refund the premiums paid, less the amount of any Policy Debt and any partial withdrawals.



                           If the Surviving Insured, whether sane or insane,
                       commits suicide within two years after the effective date of an increase in the Specified Face Amount, then our liability as to that increase will be the cost of insurance for that increase.



                           INCONTESTABILITY.  All statements made in the
                       application or in a supplemental application are representations and not warranties. We relied and will rely on those statements when approving the issuance, increase in face amount, increase in death benefit over premium paid, or change in death benefit option or reinstatement of the Policy. No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the Insureds for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the face amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insureds for two years from the Effective Date of Coverage of such increase. Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insureds for two years from the date of the increase. Any reinstatement will be incontestable after the reinstated Policy has been in force during the lifetime of any Insured providing evidence of insurability for the reinstatement for two years from the effective date of the reinstatement.



                           REPORT TO OWNER.  We will send you a report at least
                       once each Policy Year. The report will show current policy values, premiums paid and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on such loans. There is no charge for this report.


36                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                     PERFORMANCE INFORMATION


We may present mutual fund            We may sometimes publish performance information related to the Fund, the
portfolio performance and     Variable Account or the Policy in advertising, sales literature and other
hypothetical Policy illus-    promotional materials. This information is based on past investment results and
trations in sales             is not an indication of future performance.
literature.


                       PORTFOLIO PERFORMANCE

                           We may publish a mutual fund portfolio's TOTAL RETURN
                       OR AVERAGE ANNUAL TOTAL RETURN. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return over a stated period if performance had been constant over the entire period. Average annual total returns smooth variations in performance, and are not the same as actual year-by-year results.

                           We may also publish a mutual fund portfolio's yield.
                       Yield refers to the income generated by an investment in a portfolio over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period.

                           TOTAL RETURNS AND YIELDS QUOTED FOR A MUTUAL FUND
                       PORTFOLIO INCLUDE THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES OF THE PORTFOLIO, BUT DO NOT INCLUDE CHARGES AND DEDUCTIONS ATTRIBUTABLE TO YOUR POLICY. These expenses would reduce the performance quoted.

                       ADJUSTED PORTFOLIO PERFORMANCE

                           We may publish a mutual fund portfolio's total return
                       and yields adjusted for charges against the assets of the Variable Account.

                           We may publish total return and yield quotations
                       based on the period of time that a mutual fund portfolio has been in existence. The results for any period prior to any Policy being offered will be calculated as if the Policy had been offered during that period of time, with all charges assumed to be those applicable to the Policy.

37                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       OTHER INFORMATION

                           Performance information may be compared, in reports
                       and promotional literature, to:

                           -   the S&P 500, Dow Jones Industrial
                               Average, Lehman Brothers Aggregate
                               Bond Index or other unmanaged indices
                               so that investors may compare the
                               Sub-Account results with those of a
                               group of unmanaged securities widely
                               regarded by investors as
                               representative of the securities
                               markets in general;

                           -   other groups of variable life variable
                               accounts or other investment products
                               tracked by Lipper Analytical Services,
                               a widely used independent research
                               firm which ranks mutual funds and
                               other investment products by overall
                               performance, investment objectives,
                               and assets, or tracked by other
                               services, companies, publications, or
                               persons, such as Morningstar, Inc.,
                               who rank such investment products on
                               overall performance or other criteria;
                               or

                           -   the Consumer Price Index (a measure
                               for inflation) to assess the real rate
                               of return from an investment in the
                               Sub-Account. Unmanaged indices may
                               assume the reinvestment of dividends
                               but generally do not reflect
                               deductions for administrative and
                               management expenses.

                           We may provide policy information on various topics
                       of interest to you and other prospective policyowners. These topics may include:

                           -   the relationship between sectors of
                               the economy and the economy as a whole
                               and its effect on various securities
                               markets;


                           -   investment strategies and techniques
                               (such as value investing, market
                               timing, dollar cost averaging, asset
                               allocation, constant ratio transfer
                               and account rebalancing);


                           -   the advantages and disadvantages of
                               investing in tax-deferred and taxable
                               investments;

                           -   customer profiles and hypothetical
                               purchase and investment scenarios;

                           -   financial management and tax and
                               retirement planning; and

                           -   investment alternatives to
                               certificates of deposit and other
                               financial instruments, including
                               comparisons between a Policy and the
                               characteristics of, and market for,
                               such financial instruments.

38                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                FEDERAL INCOME TAX CONSIDERATIONS

We do not make any guar-              The following summary provides a general description of the federal
antees about the Policy's     income tax considerations associated with the Policy and does not purport to be
tax status.                   complete or to cover all situations. This discussion is NOT intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal
                              Revenue Service (the "IRS"). We make no representation as to the likelihood of continuation of the present federal income tax laws or of the current interpreta-
                              tions by the IRS. WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY
                              POLICY OR ANY TRANSACTION REGARDING THE POLICY.

                           The Policy may be used in various arrangements,
                       including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes of the particular arrangement.

                       TAX STATUS OF THE POLICY

We believe the Policy will            A Policy has certain tax advantages when treated as a life insurance
be treated as a life          contract within the meaning of Section 7702 of the Internal Revenue Code of 1986,
insurance contract under      as amended (the "Code"). We believe that the Policy meets the Section 7702
federal tax laws.             definition of a life insurance contract and will take whatever steps are appropriate and reasonable to attempt to cause the Policy to comply with Sec-
                              tion 7702.

                       DIVERSIFICATION OF INVESTMENTS

                           Section 817(h) of the Code requires that the Variable
                       Account's investments be "adequately diversified" in accordance with certain Treasury regulations. We believe that the Variable Account will be adequately diversified.

                           In certain circumstances, the owner of a variable
                       life insurance policy may be considered, for federal income tax purposes, the owner of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. We do not know what standards will be established, if any, in the regulations or rulings which the Treasury has stated it expects to issue on this question. We therefore reserve the right to modify the Policy as

39                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
                       necessary to attempt to prevent a policyowner from being considered the owner of a pro-rata share of the assets of the Variable Account.

                           The following discussion assumes that your Policy
                       will qualify as a life insurance contract for federal income tax purposes.

                       TAX TREATMENT OF POLICY BENEFITS

Death benefits do not incur           LIFE INSURANCE DEATH BENEFIT PROCEEDS.  In general, the amount of the
federal income tax.           death benefit payable under your Policy is excludible from your gross income under the Code.


Investment gains are nor-             TAX DEFERRED ACCUMULATION.  Any increase in your Account Value is
mally not taxed unless dis-   generally not taxable to you unless you receive or are deemed to receive amounts
tributed to you before the    from the Policy before the death of the Surviving Insured.
death of the Surviving                DISTRIBUTIONS.  If you surrender your Policy, the amount you will receive
Insured.                      as a result will be subject to tax as ordinary income to the extent that amount exceeds the "investment in the contract," which is generally the total of premiums and other consideration paid for the Policy, less all amounts previously received under the Policy to the extent those amounts were excludible from gross income.


                           Depending on the circumstances, any of the following
                       transactions may have federal income tax consequences:


                           -   the exchange of a Policy for a life
                               insurance, endowment or annuity
                               contract;


                           -   a change in the death benefit option;

                           -   a policy loan;


                           -   a partial withdrawal;



                           -   a total surrender;


                           -   a change in the ownership of a Policy;


                           -   a continuation of a Policy beyond the
                               policy anniversary on which the
                               younger Insured is Attained Age 100;
                               or


                           -   an assignment of a Policy.


                           In addition, federal, state and local transfer and
                       other tax consequences of ownership or receipt of Policy Proceeds will depend on your circumstances and those of the named beneficiary. Whether partial withdrawals (or other amounts deemed to be distributed) constitute income subject to federal income tax depends, in part, upon whether your Policy is considered a "modified endowment contract."


40                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

If you pay more premiums              MODIFIED ENDOWMENT CONTRACTS.  Section 7702A of the Code treats certain
than permitted under the      life insurance contracts as "modified endowment contracts" ("MECs"). The Code
seven-pay test, your Policy   defines MECs as those Policies issued or materially changed after June 21, 1988
will be a MEC.                on which the total premiums paid during the first seven years exceed the amount that would have been paid if the Policy provided for paid-up benefits for seven annual premiums ("seven-pay test").

                           We will monitor the Policy to determine whether
                       additional premium payments would cause the Policy to become a MEC and will take certain steps in an attempt to avoid this result.


                           Further, if a transaction occurs which decreases the
                       Specified Face Amount of your Policy, we will retest your Policy, as of the date of its purchase, based on the lower face amount to determine compliance with the seven-pay test. Also, if a decrease in Specified Face Amount occurs following a "material change," we will retest your Policy for compliance as of the date of the "material change." Failure to comply in either case would result in the Policy's classification as a MEC regardless of our efforts to provide a payment schedule that would not otherwise violate the seven-pay test.


                           The rules relating to whether a Policy will be
                       treated as a MEC are complex and cannot be fully described in the limited confines of this summary. Therefore, you should consult with a competent tax adviser to determine whether a particular transaction will cause your Policy to be treated as a MEC.


If your Policy becomes a              DISTRIBUTIONS UNDER MODIFIED ENDOWMENT CONTRACTS.  If treated as a MEC,
MEC, partial withdrawals,     your Policy will be subject to the following tax rules:
loans and total surrenders    -  First, partial withdrawals are treated as ordinary income subject to tax up to
may incur taxes and tax       the amount equal to the excess (if any) of your Account Value immediately before
penalties.                    the distribution over the "investment in the contract" at the time of the distribution.



                       - Second, policy loans and loans secured by a Policy are treated as partial withdrawals and taxed accordingly. Any past-due loan interest that is added to the amount of the loan is treated as a loan.



                       - Third, a 10 percent additional income tax is imposed on that portion of any distribution (including distributions upon total surrender and partial withdrawal), policy loan or loan secured by a Policy, that is included in income, except where the distribution or loan is:


                           -   made when you are age 59 1/2 or older;

                           -   attributable to your becoming
                               disabled; or

                           -   is part of a series of substantially
                               equal periodic payments for the
                               duration of your life (or life
                               expectancy)

41                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
                               or for the duration of the longer of
                               your or the beneficiary's life (or
                               life expectancies).


                           These exceptions may only apply if the Policy is
                       owned by an individual and, generally, do not apply if the Policy is owned by a legal entity, such as a trust, partnership or corporation.


                           DISTRIBUTIONS UNDER A POLICY THAT IS NOT A MEC.  If
                       your Policy is not a MEC, a distribution is generally treated first as a tax-free recovery of the "investment in the contract," and then as a distribution of taxable income to the extent the distribution exceeds the "investment in the contract." An exception is made for cash distributions that occur in the first 15 Policy Years as a result of a decrease in the death benefit or other change which reduces benefits under the Policy which are made for purposes of maintaining compliance with Section 7702. Such distributions are taxed in whole or part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

                           If your Policy is not a MEC, policy loans and loans
                       secured by the Policy are generally not treated as distributions. Such loans are instead treated as your indebtedness.


                           Finally, if your Policy is not a MEC, distributions
                       (including distributions upon total surrender or partial withdrawal), policy loans and loans secured by the Policy are not subject to the 10 percent additional tax.



                           POLICY LOAN INTEREST.  Generally, no tax deduction is
                       allowed for interest paid or accrued on any indebtedness under a Policy. In addition, if the policyowner is not a natural person, or is a direct or indirect beneficiary under the Policy, Section 264(f) of the Code disallows a pro-rata portion of the taxpayer's otherwise allowable interest expense deduction. This rule may not, however, apply if you are such a policyowner engaged in a trade or business and the Policy covers an officer, director, employee or 20 percent owner of your business, within the meaning of Section 264(f)(4). You should consult your tax adviser for further guidance on these issues.


                           Also, there is no definitive guidance concerning the
                       tax treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan, as is the case for loan amounts in Policy Years 11 and thereafter. You should consult your tax adviser regarding loan amounts in those Policy Years.

                           MULTIPLE POLICIES.  All modified endowment contracts
                       issued by us (or our affiliates) to you during any calendar year will be treated as a single MEC for purposes of determining the amount of a policy distribution which is taxable to you.

42                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

We may be required to with-           FEDERAL INCOME TAX WITHHOLDING.  We will withhold and remit to the hold taxes from certain dis-  federal government the amount of any tax due on that portion of a policy
tributions to you.            distribution which is taxable if we do not have a valid social security number for you, unless you direct us otherwise in writing at or before the time of the distribution. As the policyowner, however, you will be responsible for the pay-
                              ment of any taxes and early distribution penalties that may be due on policy distributions, regardless of whether those amounts are subject to withholding.

                       OUR TAXES

                           As a result of the Omnibus Budget Reconciliation Act
                       of 1990, we are currently and are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This so-called "deferred acquisition cost" tax ("DAC tax") applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for us.


                           At present, we do not assess any charge against the
                       assets of the Variable Account for any federal, state or local taxes that we incur which may be attributable to the Variable Account or any Policy. We, however, reserve the right in the future to assess a charge against the assets of the Variable Account for any such taxes or other economic burdens resulting from the application of any tax laws that we determine to be properly attributable to the Variable Account or the Policy.


                                      DISTRIBUTION OF POLICY

                           The Policy will be sold by licensed insurance agents
                       in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with us and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is our wholly-owned subsidiary and is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain variable annuity contracts and other variable life insurance contracts we issue.


                           Gross first year commissions plus any expense
                       allowance payments we pay on the sale of the Policy may vary with the sales agreement with broker-dealers depending on the particular circumstances, but is not expected to exceed 100% of the target premium, which will vary based on each Insured's age, sex and


43                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
                       rating class, plus an amount not to exceed 5% of any excess premium payments. Gross renewal commissions in Policy Years 2 through 10 will not exceed 5% of actual premium payments, and will not exceed 2% in Policy Years 11 and thereafter. In addition, we may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances. In Policy Year 3 and thereafter, 0.10% of the Variable Account Value per annum will be paid to broker-dealers.


                                          VOTING RIGHTS


                           We are the legal owner of all shares of the Funds
                       held in the Sub-Accounts of the Variable Account, and, as such, have the right to vote upon matters that are required by the Investment Company Act of 1940 (Act) to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting. We will, however, vote shares held in the Sub-Accounts in accordance with instructions received from policyowners who have an interest in the respective Sub-Accounts.


                           We will vote shares held in each Sub-Account for
                       which no timely instructions from policyowners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Sub-Account for which instructions are received. Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

                           The number of shares in each Sub-Account for which a
                       policyowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Sub-Account, if any, by the value of one share of the corresponding Fund. We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

                           We may, if required by state insurance regulators,
                       disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to policyowners.

44                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                               OUR DIRECTORS AND EXECUTIVE OFFICERS


                           Our directors and executive officers are listed
                       below, together with information as to their dates of election and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, those directors and officers who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions. The asterisks below denote the year that the indicated director was elected to our board of directors.



                       DONALD A. STEWART, Chairman and Director (1996*) 150 King Street West Toronto,
                       Ontario, Canada M5H 1J9


                           He is Chairman and Chief Executive Officer and a
                       Director of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; Chairman and a Director of Sun Life Insurance and Annuity Company of New York; and a Director of Massachusetts Financial Services Company.


                       C. JAMES PRIEUR, Vice Chairman and Director (1998*) 150 King Street West Toronto,
                       Ontario, Canada M5H 1J9


                           He is President and Chief Operating Officer of Sun
                       Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; Vice Chairman and a Director of Sun Life Insurance and Annuity Company of New York; Chairman and a Director of Sun Capital Advisers, Inc.; Chairman of the Board and Executive Vice President, Sun Capital Advisers Trust; President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Life Assurance Company of Canada -- U.S. Operations
                       Holdings, Inc.; and a Director of Sun Life Information Services Ireland Limited and Massachusetts Financial Services Company.


                       JAMES A. MCNULTY, III, President and Director (1999*) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481


                           He is Executive Vice President, U.S. Operations for
                       Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; President and Director of Sun Life Insurance and Annuity Company of New York; and Chairman and Director of Sun Life of Canada (U.S.) Distributors, Inc. He is President and a Director of Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited, and Sun Canada Financial

45                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       Co.; Senior Vice President and a Director of Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.)
                       Holdings, Inc., and Sun Life of Canada (U.S.) Financial Services Holdings, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and the Support Committee for Battered Women.


                       DAVID D. HORN, Director (1985*)
                       Strong Road
                       P.O. Box 24
                       New Vineyard, Maine 04956


                           He was formerly Senior Vice President and General
                       Manager for the United States of Sun Life Assurance Company of Canada, retiring in December 1997. He is a Director of Sun Life Insurance and Annuity Company of New York; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.


                       ANGUS A. MACNAUGHTON, Director (1985*)
                       Genstar Investment Corporation
                       555 California Street
                       Suite 4850
                       San Francisco, California 94104


                           He is President and Director of Genstar Investment
                       L.L.C. and a Director of Sun Life Financial Services of Canada Inc., Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Canadian Pacific, Ltd., Varian Semiconductor Equipment Associates, Genstar Capital Corporation, San Francisco Opera, and Diversified Collection Services, Inc.; Vice Chairman and a Director of Barrick Gold Corporation; and Trustee of the Board of Governors (Lakefield College School) and World Affairs Council of Northern California.


                       S. CAESAR RABOY, Director (1997*)
                       220 Boylston Street
                       Boston, Massachusetts 02110


                           He is a former Senior Vice President and Deputy
                       General Manager for the United States of Sun Life Assurance Company of Canada; a Director of Sun Life Insurance and Annuity Company of New York; and a Director of Fleet International Bank.

46                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       WILLIAM W. STINSON, Director (2000*)
                       Canadian Pacific Limited
                       1800 Bankers Hall, East Tower
                       855 - 2nd Street S.W.
                       Calgary, Alberta T2P 4Z5


                           He is Lead Director of Sun Life Assurance Company of
                       Canada, and a Director of Sun Life Financial Services of Canada Inc. and Sun Life Insurance and Annuity Company of New York. In addition, he is a Director of Pan Canadian Petroleum, Massachusetts Financial Services Company, United Dominion Industries, Western Star Trucks, and Westshore Terminals Income Fund. In May 1996,
                       Mr. Stinson retired as Chairman and Chief Executive Officer of Canadian Pacific Limited after a 45-year career.


                       JAMES M.A. ANDERSON, Vice President, Investments (1998) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481


                           He is Vice President, Investments of Sun Life
                       Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; President and Chief Executive Officer of Sun Capital Advisers Trust; President and Director of Sun Capital Advisers, Inc.; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., and Sun Canada Financial Co.; Vice President, Investments and Director of Sun Life of Canada (U.S.)
                       Distributors, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Benefit Services Company, Inc.


                       DAVEY SCOON, Vice President, Finance and Treasurer (1999) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481


                           He is Vice President and Chief Financial Officer of
                       U.S. Operations for Sun Life Assurance Company of Canada; Vice President, Finance, Controller, and Treasurer of Sun Life Insurance and Annuity Company of New York; Vice President and Treasurer and Director of Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Distributors, Inc., and Sun Life of Canada (U.S.) SPE 97-I, Inc.; Vice President and Director of Sun Life Assurance Company of Canada -- U.S. Operations
                       Holdings, Inc., Sun Life of Canada (U.S.)
                       Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited, and Sun Canada Financial Co.; Director and Treasurer of Clarendon Insurance Agency, Inc. and Sunesco Insurance Agency, Inc.; Regular Trustee of

47                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       Sun Life of Canada (U.S.) Capital Trust I; and Chairman and Director of Tufts Associated Health Plan, Lead Director of Tufts Associated Health Maintenance Organization, and Board Chairman of Managed Comp. Prior to October 1999, he was Executive Vice President and Chief Operating Officer of Liberty Funds Group.


                       ROBERT P. VROLYK, Vice President and Actuary (1986) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481


                           He is Vice President and Chief Actuary of Sun Life
                       Assurance Company of Canada; Vice President and Actuary of Sun Life Insurance and Annuity Company of New York; Vice President and Director of Sun Life of Canada -- U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Canada Financial Co., and Sun Life of Canada (U.S.) Holdings General
                       Partner, Inc.; Vice President and Director of Sun Life of Canada (U.S.) SPE 97-I, Inc.; a Director of Sun Benefit Services Company, Inc., and Sun Life Information Services Ireland Limited; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I.


                       PETER F. DEMUTH, Vice President and Chief Counsel and Assistant Secretary (1998)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481


                           He is Vice President and Chief Counsel of U.S.
                       Operations for Sun Life Assurance Company of Canada; Vice President and Chief Counsel and Assistant Secretary for Sun Life Insurance and Annuity Company of New York; a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc.; Assistant Secretary for Sun Capital Advisers Trust; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I. Prior to February 1998, he was a partner at the firm of Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.


                       ELLEN B. KING, Counsel and Secretary (1998)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481


                           She is Counsel of Sun Life Assurance Company of
                       Canada; Counsel and Secretary of Sun Life Insurance and Annuity Company of New York; and Secretary of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., Sun Benefit Services Company, Inc., Sun Life

48                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
                       of Canada (U.S.) SPE 97-I, Inc., Sun Canada Financial Co., and Sun Life of Canada (U.S.) Holdings General Partner, Inc.


                       RONALD J. FERNANDES,
                       Vice President, Retirement
                       Products and Services (1999)
                       One Copley Place
                       Boston, Massachusetts 02116


                           He is Vice President, Retirement Products and
                       Services of Sun Life Insurance and Annuity Company of New York. He is also a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Life of Canada (U.S.) Distributors, Inc. Prior to
                       October 1999, Mr. Fernandes was Senior Vice President and Director, Retirement Products and Services of Wheat First Union in Richmond, Virginia.

                                        OTHER INFORMATION

                       STATE REGULATION

                           We are subject to the laws of Delaware governing life
                       insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

                           We are required to file an annual statement with the
                       insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

                       LEGAL PROCEEDINGS

                           There are no pending legal proceedings which would
                       have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

                       EXPERTS


                           Actuarial matters concerning the Policy have been
                       examined by Georges C. Rouhart, FSA, MAAA, Product
                       Officer.


49                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                       ACCOUNTANTS


                           Deloitte & Touche LLP have audited our statutory
                       statements of admitted assets, liabilities and capital stock and surplus as of December 31, 2000 and 1999, and the related statutory statements of operations, change in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 2000 included in this prospectus.


                         INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


                           The Company's Annual Report on Form 10-K for the year
                       ended December 31, 2000 filed with the SEC is incorporated by reference in this prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this prospectus.



                           The Company will furnish, without charge, to each
                       person to whom a copy of this prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.


                       REGISTRATION STATEMENTS


                           This prospectus is part of a registration statement
                       that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement for further information concerning the Variable Account, Sun Life of Canada (U.S.), the mutual fund investment options and the Policy.


                       FINANCIAL STATEMENTS

                           Our financial statements, which are included in this
                       prospectus, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account.

50                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND
SURPLUS
DECEMBER 31, 1999 AND 1998 (IN THOUSANDS)

                                                                 1999                1998
                                                              -----------         -----------
ADMITTED ASSETS
    Bonds...................................................  $ 1,221,970         $ 1,763,468
    Common stocks...........................................       75,283             128,445
    Mortgage loans on real estate...........................      528,911             535,003
    Properties acquired in satisfaction of debt.............       15,641              17,207
    Investment real estate..................................       79,182              78,021
    Policy loans............................................       40,095              41,944
    Cash and short-term investments.........................      316,971             265,226
    Other invested assets...................................       67,938              64,177
    Investment income due and accrued.......................       25,303              35,706
    Federal income tax recoverable and interest thereon.....           --               1,110
    Other assets............................................        5,807               1,928
                                                              -----------         -----------
    General account assets..................................    2,377,101           2,932,235
    Separate account assets
      Unitized..............................................   15,490,328          11,774,745
      Non-unitized..........................................    2,080,726           2,195,641
                                                              -----------         -----------
    Total admitted assets...................................  $19,948,155         $16,902,621
                                                              ===========         ===========
LIABILITIES
    Aggregate reserve for life policies and contracts.......  $ 1,153,642         $ 1,216,107
    Supplementary contracts.................................        3,182               1,885
    Policy and contract claims..............................          962                 369
    Liability for premium and other deposit funds...........      564,820           1,000,875
    Surrender values on cancelled policies..................           16                   5
    Interest maintenance reserve............................       41,771              40,490
    Commissions to agents due or accrued....................        3,253               2,615
    General expenses due or accrued.........................       14,055               5,932
    Transfers from Separate Accounts due or accrued.........     (467,619)           (361,863)
    Taxes, licenses and fees due or accrued, excluding
      FIT...................................................          379                 401
    Federal income taxes due or accrued.....................       89,031              25,019
    Unearned investment income..............................           22                  23
    Amounts withheld or retained by company as agent or
      trustee...............................................         (442)                529
    Remittances and items not allocated.....................        1,078               5,176
    Asset valuation reserve.................................       44,071              44,392
    Payable to parent, subsidiaries, and affiliates.........       26,284              30,381
    Payable for securities..................................           --                 428
    Other liabilities.......................................       16,674               9,770
                                                              -----------         -----------
    General account liabilities.............................    1,491,179           2,022,534
    Separate account liabilities:
      Unitized..............................................   15,489,908          11,774,522
      Non-unitized..........................................    2,080,726           2,195,641
                                                              -----------         -----------
    Total liabilities.......................................   19,061,813          15,992,697
                                                              -----------         -----------
CAPITAL STOCK AND SURPLUS
    Common capital stock....................................        5,900               5,900
                                                              -----------         -----------
    Surplus notes...........................................      565,000             565,000
    Gross paid in and contributed surplus...................      199,355             199,355
    Unassigned funds........................................      116,087             139,669
                                                              -----------         -----------
    Surplus.................................................      880,442             904,024
                                                              -----------         -----------
    Total common capital stock and surplus..................      886,342             909,924
                                                              -----------         -----------
    Total liabilities, capital stock and surplus............  $19,948,155         $16,902,621
                                                              ===========         ===========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

51                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                                                 1999         1998         1997
                                                              ----------   ----------   ----------
INCOME:
    Premiums and annuity considerations.....................  $   69,492   $  210,198   $  254,066
    Deposit-type funds......................................   2,598,265    2,140,604    2,155,297
    Considerations for supplementary contracts without life
      contingencies and dividend accumulations..............       3,461        2,086        1,615
    Net investment income...................................     167,035      184,532      270,249
    Amortization of interest maintenance reserve............       3,702        2,282        1,166
    Income from fees associated with investment management
      and administration and contract guarantees from
      Separate Account......................................     173,417      141,211      109,757
    Net gain from operations from Separate Account..........          61           --            5
    Other income............................................      24,554       87,364      102,889
                                                              ----------   ----------   ----------
    Total Income............................................   3,039,987    2,768,277    2,895,044
                                                              ----------   ----------   ----------
BENEFITS AND EXPENSES:
    Death benefits..........................................       4,386       15,335       17,284
    Annuity benefits........................................     155,387      153,636      148,135
    Disability benefits and benefits under accident and
      health policies.......................................          --          104          132
    Surrender benefits and other fund withdrawals...........   2,313,179    1,933,833    1,854,004
    Interest on policy or contract funds....................         237         (140)         699
    Payments on supplementary contracts without life
      contingencies and dividend accumulations..............       2,345        2,528        1,687

    Increase (decrease) in aggregate reserves for life and
      accident and health policies and contracts............     (62,465)    (972,135)     127,278
    Decrease in liability for premium and other deposit
      funds.................................................    (436,055)    (449,831)    (447,603)
    Increase (decrease) in reserve for supplementary
      contracts without life contingencies and for dividend
      and coupon accumulations..............................       1,296         (362)          42
                                                              ----------   ----------   ----------
    Total Benefits..........................................   1,978,310      682,968    1,701,658
                                                              ----------   ----------   ----------
    Commissions on premiums and annuity considerations
      (direct business only)................................     155,381      137,718      132,700
    Commissions and expense allowances on reinsurance
      assumed...............................................          --       13,032       17,951
    General insurance expenses..............................      75,046       58,132       46,624
    Insurance taxes, licenses and fees, excluding federal
      income taxes..........................................       8,710        7,388        8,267
    Increase (decrease) in loading on and cost of collection
      in excess of loading on deferred and uncollected
      premiums..............................................          --       (1,663)         523
    Net transfers to Separate Accounts......................     727,811      722,851      844,130
    Reserve and fund adjustments on reinsurance
      terminated............................................          --    1,017,112           --
                                                              ----------   ----------   ----------
    Total Benefits and Expenses.............................  $2,945,258   $2,637,538   $2,751,853
                                                              ----------   ----------   ----------
    Net gain from operations before dividends to
      policyholders and federal income tax expense..........      94,729      130,739      143,191
    Dividends to policyholders..............................          --       (5,981)      33,316
                                                              ----------   ----------   ----------
    Net gain from operations after dividends to
      policyholders and before federal income tax expense...      94,729      136,720      109,875
    Federal income tax expense, (excluding tax on capital
      gains)................................................      24,479       11,713        7,339
                                                              ----------   ----------   ----------
    Net gain from operations after dividends to
      policyholders and federal income taxes and before
      realized capital gains................................      70,250      125,007      102,536
    Net realized capital gains less capital gains tax and
      transferred to the Interest Maintenance Reserve.......      20,108          394       26,706
                                                              ----------   ----------   ----------
NET INCOME..................................................  $   90,358   $  125,401   $  129,242
                                                              ==========   ==========   ==========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

52                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                                               1999           1998           1997
                                                             --------       --------       ---------
Capital and surplus, beginning of year................       $909,924       $832,695       $ 567,143
                                                             --------       --------       ---------
  Net income..........................................         90,358        125,401         129,242
  Change in net unrealized capital gains (losses).....        (36,111)          (384)          1,152
  Change in non-admitted assets and related items.....          1,715         (1,086)           (463)
  Change in reserve due to change in valuation
    basis.............................................                            --          39,016
  Change in asset valuation reserve...................            320          3,213           6,307
  Surplus (contributed to) withdrawn from separate
    accounts during period............................            136             82              --
  Other changes in surplus in separate accounts
    statements........................................             --             10              --
  Change in surplus notes.............................             --             --         250,000
  Dividends to stockholders...........................        (80,000)       (50,000)       (159,722)
  Aggregate write-ins for gains and (losses) in
    surplus...........................................             --             (7)             20
                                                             --------       --------       ---------
  Net change in capital and surplus for the year......        (23,582)        77,229         265,552
                                                             --------       --------       ---------
Capital and surplus, end of year......................       $886,342       $909,924       $ 832,695
                                                             ========       ========       =========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

53                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                                             1999         1998          1997
                                                          ----------   -----------   -----------
CASH PROVIDED BY OPERATIONS:
  Premiums, annuity considerations and deposit funds
    received............................................  $2,667,756   $ 2,361,669   $ 2,410,919
  Considerations for supplementary contracts and
    dividend accumulations received.....................       3,461         2,086         1,615
  Net investment income received........................     225,038       236,944       345,279
  Fees associated with investment management,
    administration, and contract guarentees from
    separate accounts...................................     173,417       141,211            --
  Other income received.................................      24,555       111,936       208,223
                                                          ----------   -----------   -----------
Total receipts..........................................   3,094,227     2,853,846     2,966,036
                                                          ----------   -----------   -----------
  Benefits paid (other than dividends)..................   2,474,693     2,107,736     2,020,747
  Insurance expenses and taxes paid (other than federal
    income and capital gains taxes).....................     230,744       217,023       203,650
  Net cash transferred to separate accounts.............     833,567       800,636       895,465
  Dividends paid to policyholders.......................          --        26,519        28,316
  Federal income tax payments (recoveries), (excluding
    tax on capital gains)...............................     (40,644)       46,965         1,397
  Other--net............................................         237          (138)          698
                                                          ----------   -----------   -----------
Total payments..........................................   3,498,597     3,198,741     3,150,273
                                                          ----------   -----------   -----------
Net cash used in operations.............................    (404,370)     (344,895)     (184,237)
                                                          ----------   -----------   -----------
  Proceeds from long-term investments sold, matured or
    repaid (after deducting taxes on capital gains
    (losses) of $(1,768) for 1999, $2,038 for 1998, and
    $750 for 1997)......................................   1,065,307     1,261,396     1,343,803
  Issuance of surplus notes.............................          --            --       250,000
  Other cash provided (used)............................      13,797       (40,529)       71,095
                                                          ----------   -----------   -----------
Total cash provided.....................................   1,079,104     1,220,867     1,664,898
                                                          ----------   -----------   -----------
CASH APPLIED:
  Cost of long-term investments acquired................    (484,417)     (967,901)     (773,783)
  Other cash applied....................................    (138,572)     (187,263)     (310,519)
                                                          ----------   -----------   -----------
Total cash applied......................................    (622,989)   (1,155,164)   (1,084,302)
Net change in cash and short-term investments...........      51,745      (279,192)      396,359
Cash and short-term investments:
Beginning of year.......................................     265,226       544,418       148,059
                                                          ----------   -----------   -----------
End of year.............................................  $  316,971   $   265,226   $   544,418
                                                          ==========   ===========   ===========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

54                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL Sun Life Assurance Company of Canada (U.S.) (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, and group pension contracts.

    Effective May 1, 1997, the Company became a wholly-owned subsidiary of the newly established Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). On December 18, 1997, Life Holdco became a wholly-owned subsidiary of Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc. ("US Holdco"). US Holdco is a wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"), a mutual insurance company.

    The Company, which is domiciled in the State of Delaware, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Delaware Insurance Department. Prescribed accounting practices include practices described in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles for mutual life insurance companies and stock life insurance companies wholly-owned by mutual life insurance companies. In April 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation"), that became effective in 1996, which changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly-owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with generally accepted accounting principles ("GAAP"). Consequently, these financial statements prepared in conformity with statutory accounting practices, as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with generally accepted accounting principles. (See Note 19 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

INVESTED ASSETS Bonds are carried at cost, adjusted for amortization of premium or accrual of discount. Investments in mortgage backed securities are generally carried at amortized cost. Changes in prepayment assumptions and resulting cash flows are confirmed retrospectively. The adjusted yield is used to calculate investment income in future periods. If current book value exceeds future undiscounted cash flows, a realized capital loss is recorded and amortized through the Interest Maintenance Reserve (IMR). Investments in non-insurance subsidiaries are carried on the equity basis. Investments in insurance subsidiaries are carried at their statutory surplus values. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans are carried at the amounts of the unpaid balances. Real estate investments

55                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
are carried at the lower of cost, adjusted for accumulated depreciation or appraised value, less encumbrances. Short-term investments are carried at amortized cost, which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years.

POLICY AND CONTRACT RESERVES The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and contract provisions.

INCOME AND EXPENSES For life and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SEPARATE ACCOUNTS The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.

    The Company has also established a non-unitized separate account for amounts allocated to the fixed portion of certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities, and general account assets are available to fund liabilities of this account.

    Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value as determined by quoted market prices of the underlying investments.

    Gains (losses) from mortality experience and investment experience of the separate accounts, not applicable to contract owners, and accrued expense allowances recognized in reserves are receivable from or payable to the general account. Accumulated amounts that have not been transferred are recorded as a payable (receivable) to (from) the general account. Amounts payable to the general account of the Company were $467,619,000 in 1999 and $361,863,000 in 1998.

CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING As described more fully in Note 10, during 1997 the Company changed certain assumptions used in determining actuarial reserves.

    In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001.

56                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of Delaware will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

OTHER Preparation of the financial statements requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

    Certain prior year amounts have been reclassified to conform to amounts as presented in the current year.

2.  INVESTMENTS IN SUBSIDIARIES

    The Company owns all of the outstanding shares of the following subsidiaries:

    Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)") is engaged in the sale of individual fixed and variable annuity contracts and group life and group long term disability insurance contracts in the State of New York;

    Sun Life of Canada (U.S.) Distributors, Inc. (formerly Sun Investment Services Company) ("Sundisco"), is a registered broker-dealer;

    Sun Life Financial Services Limited ("SLFSL"), serves as the marketing administrator for the distribution of the offshore products of SLOC (Bermuda branch), an affiliate;

    Sun Benefit Services Company, Inc. ("Sunbesco") receives renewal commissions on a disability product and is currently inactive;

    Sun Capital Advisers, Inc. ("Sun Capital") is a registered investment adviser;

    Sun Life Finance Corporation ("Sunfinco") is a finance company and currently inactive;

    Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1") is a special purpose corporation engaging in activities incidental to securitizing mortgage loans;

    Clarendon Insurance Agency, Inc. ("Clarendon") is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates;

    Sun Life Information Services Ireland Limited ("SLISL") is an offshore technology services center for affiliates.

    On October 29, 1999, the Company sold New London Trust F.S.B. ("NLT") to an unaffiliated party for $30,254,000. The Company realized a post tax gain of $13,170,000.

57                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED):
    On February 5, 1999, the Company sold Massachusetts Casualty Insurance Company ("MCIC"), a disability insurance company, to an unaffiliated party. The net proceeds of this sale were $33,965,000. The Company realized a post tax gain of $4,900,000.

    The impact of the sales of NLT and MCIC on continuing operations of the Company is not expected to be material.

    Prior to December 24, 1997, the Company owned 93.6% of the outstanding shares of Massachusetts Financial Services Company ("MFS"), a registered investment adviser. On December 24, 1997, the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. As a result of this transaction, the Company realized a gain of $21,195,000 of undistributed earnings.

    During 1999, 1998, and 1997, the Company contributed capital in the following amounts to its subsidiaries:

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
MCIC........................................................  $    --    $    --    $ 2,000
SLFSL.......................................................    1,000        750      1,000
SPE 97-1....................................................       --         --     20,377
Sundisco....................................................   19,000     10,000         --
Sun Capital.................................................       --        500         --
Clarendon...................................................       --         10         --
SLISL.......................................................       --        502         --

    During 1999, 1998, and 1997, the Company received dividends from the following subsidiaries:

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
SUN Life (N.Y.).............................................  $ 6,500    $ 3,000    $    --
NLT.........................................................   19,319         --      7,500
MFS.........................................................       --         --     33,110
SPE 97-1....................................................       --        675         --
SUNDISCO....................................................       --         --        571

58                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED):
    Summarized combined financial information of the Company's subsidiaries as of December 31, 1999, 1998 and 1997 and for the years then ended, follows:

                                                                       DECEMBER 31,
                                                           -------------------------------------
                                                             1999         1998          1997
                                                           ---------   -----------   -----------
                                                                      (IN THOUSANDS)
Assets...................................................  $ 877,939   $ 1,315,317   $ 1,190,951
Liabilities..............................................   (802,656)   (1,186,872)   (1,073,966)
                                                           ---------   -----------   -----------
Total net assets.........................................  $  75,283   $   128,445   $   116,985
                                                           =========   ===========   ===========
Total revenues...........................................  $  82,443   $   222,853   $   750,364
Operating expenses.......................................    (90,318)     (221,933)     (646,896)
Income tax expense.......................................      3,249        (1,222)      (43,987)
                                                           ---------   -----------   -----------
Net income (loss)........................................  $  (4,626)  $      (302)  $    59,481
                                                           =========   ===========   ===========

3.  BONDS

    Investments in debt securities are as follows:

                                                                   DECEMBER 31, 1999
                                                   -------------------------------------------------
                                                                  GROSS        GROSS      ESTIMATED
                                                   AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                                      COST        GAINS       (LOSSES)      VALUE
                                                   ----------   ----------   ----------   ----------
                                                                    (IN THOUSANDS)
Long-term bonds:
    United States government and government
      agencies and authorities...................  $   78,161     $ 2,091     $ (2,454)   $   77,798
    States, provinces and political
      subdivisions...............................      20,428          69          (57)       20,440
    Public utilities.............................     181,466       6,854       (5,907)      182,413
    Transportation...............................     188,285       7,689       (2,709)      193,265
    Finance......................................      88,517       4,631         (518)       92,630
    All other corporate bonds....................     665,113      18,353      (17,152)      666,314
                                                   ----------     -------     --------    ----------
        Total long-term bonds....................   1,221,970      39,687      (28,797)    1,232,860
                                                   ----------     -------     --------    ----------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
      commercial paper...........................     312,585          --           --       312,585
                                                   ----------     -------     --------    ----------
        Total short-term bonds...................     312,585          --           --       312,585
                                                   ----------     -------     --------    ----------
Total bonds......................................  $1,534,555     $39,687     $(28,797)   $1,545,445
                                                   ==========     =======     ========    ==========

59                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

3.  BONDS (CONTINUED):

                                                                   DECEMBER 31, 1998
                                                   -------------------------------------------------
                                                                  GROSS        GROSS      ESTIMATED
                                                   AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                                      COST        GAINS       (LOSSES)      VALUE
                                                   ----------   ----------   ----------   ----------
                                                                    (IN THOUSANDS)
Long-term bonds:
    United States government and government
      agencies and authorities...................  $  140,417    $  7,635      $  (177)   $  147,875
    States, provinces and political
      subdivisions...............................      16,632       2,219           --        18,851
    Public utilities.............................     397,670      38,740         (238)      436,172
    Transportation...............................     197,207      22,481          (18)      219,670
    Finance......................................     144,958      12,542         (494)      157,006
    All other corporate bonds....................     866,584      50,814       (6,419)      910,979
                                                   ----------    --------      -------    ----------
        Total long-term bonds....................   1,763,468     134,431       (7,346)    1,890,553
                                                   ----------    --------      -------    ----------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
      commercial paper...........................      43,400          --           --        43,400
    Affiliates...................................     220,000          --           --       220,000
                                                   ----------    --------      -------    ----------
        Total short-term bonds...................     263,400          --           --       263,400
                                                   ----------    --------      -------    ----------
Total bonds......................................  $2,026,868    $134,431      $(7,346)   $2,153,953
                                                   ==========    ========      =======    ==========

    The amortized cost and estimated fair value of bonds at December 31, 1999 are shown below by contractual maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                                                 DECEMBER 31, 1999
                                                              -----------------------
                                                              AMORTIZED    ESTIMATED
                                                                 COST      FAIR VALUE
                                                              ----------   ----------
                                                                  (IN THOUSANDS)
Maturities:
    Due in one year or less.................................  $  376,761   $  376,823
    Due after one year through five years...................     184,077      182,788
    Due after five years through ten years..................     259,042      263,321
    Due after ten years.....................................     542,678      543,301
                                                              ----------   ----------
                                                               1,362,558    1,366,233
    Mortgage-backed securities..............................     171,997      179,212
                                                              ----------   ----------
Total bonds.................................................  $1,534,555   $1,545,445
                                                              ==========   ==========

60                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

3.  BONDS (CONTINUED):
    Proceeds from sales and maturities of investments in debt securities during 1999, 1998, and 1997 were $740,081,000, $1,016,811,000 and $980,264,000, gross gains were $7,688,000, $17,025,000, and $10,732,000 and gross losses were
$4,477,000, $866,000, and $2,446,000, respectively.

    Bonds included above with an amortized cost of approximately $2,604,000, $2,572,000, and $2,578,000 at December 31, 1999, 1998 and 1997, respectively, were on deposit with governmental authorities as required by law.

    Excluding investments in U.S. government and agencies securities, the Company is not exposed to significant concentrations of credit risk in its portfolio.

4.  SECURITIES LENDING

    The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan Bank of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities on loan as of December 31, 1999, 1998 or 1997. Income resulting from this program was $20,000, $94,000, and $200,000 for the years ended
December 31, 1999, 1998 and 1997, respectively.

5.  MORTGAGE LOANS

    The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.

    The following table shows the geographical distribution of the mortgage loan portfolio.

                                                                 DECEMBER 31,
                                                              -------------------
                                                                1999       1998
                                                              --------   --------
                                                                (IN THOUSANDS)
California..................................................  $ 72,693   $ 82,397
Massachusetts...............................................    38,083     53,528
Michigan....................................................    32,941     34,357
New York....................................................    22,912     21,190
Ohio........................................................    31,914     36,171
Pennsylvania................................................    92,825     93,587
Washington..................................................    30,265     36,548
All other...................................................   207,278    177,225
                                                              --------   --------
                                                              $528,911   $535,003
                                                              ========   ========

61                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

5.  MORTGAGE LOANS (CONTINUED):
    The Company has restructured mortgage loans totaling $15,644,000 and $30,743,000 and corresponding allowances for losses of $1,043,000 and $2,120,000 at December 31, 1999 and 1998, respectively.

    On December 22, 1999, the Company acquired 28 mortgages from SLOC at a cost of $118,091,637. The Company in turn sold a 90% participation in these 28 plus an additional 11 existing mortgage loans to a third party as part of two mortgage participation agreements, for which the Company received proceeds of $146,974,851.

    The Company has outstanding mortgage loan commitments on real estate totaling $2,384,000 and $18,005,000 at December 31, 1999 and 1998, respectively.

6.  INVESTMENT GAINS AND LOSSES

                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
Net realized gains (losses):
Bonds.......................................................  $     70   $ 5,659    $ 2,882
Common stock of affiliates..................................    15,290        --     21,195
Common stocks...............................................        --        48         --
Mortgage loans..............................................       787     2,374      3,837
Real estate.................................................      (481)      955      2,912
Other invested assets.......................................        --    (3,827)      (717)
                                                              --------   -------    -------
Subtotal....................................................    15,666     5,209     30,109
Capital gains tax expense (benefit).........................    (4,442)    4,815      3,403
                                                              --------   -------    -------
Total.......................................................  $ 20,108   $   394    $26,706
                                                              ========   =======    =======
Changes in unrealized gains (losses):
Bonds.......................................................  $ (6,689)  $    --    $    --
Common stock of affiliates..................................   (30,966)     (302)    (2,894)
Mortgage loans..............................................        83    (1,312)     1,524
Real estate.................................................     1,461       403      3,377
Other invested assets.......................................        --       827       (855)
                                                              --------   -------    -------
Total.......................................................  $(36,111)  $  (384)   $ 1,152
                                                              ========   =======    =======

    Realized capital gains and losses on bonds and mortgages and interest rate swaps which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The net realized capital gains credited to the interest maintenance reserve were $4,965,000 in 1999, $8,943,000 in 1998, and $6,321,000 in 1997. All gains and losses are transferred net of applicable income taxes.

62                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

7.  NET INVESTMENT INCOME

    Net investment income consisted of:

                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
Interest income from bonds..................................  $128,992   $167,436   $188,924
Income from investment in common stock of affiliates........    25,819      3,675     41,181
Interest income from mortgage loans.........................    50,327     53,269     76,073
Real estate investment income...............................    15,696     15,932     17,161
Interest income from policy loans...........................     3,118      2,881      3,582
Other investment income (loss)..............................    (1,700)      (641)      (193)
                                                              --------   --------   --------
Gross investment income.....................................   222,252    242,552    326,728
                                                              --------   --------   --------
Interest on surplus notes and notes payable.................   (43,266)   (44,903)   (42,481)
Investment expenses.........................................   (11,951)   (13,117)   (13,998)
                                                              --------   --------   --------
Net investment income.......................................  $167,035   $184,532   $270,249
                                                              ========   ========   ========

8.  DERIVATIVES

    The Company uses derivative instruments for interest rate risk management purposes, including hedges against specific interest rate risk and to minimize the Company's exposure to fluctuations in interest rates and foreign currency exchange rates. The Company's use of derivatives has included U.S. Treasury futures, conventional interest rate swaps, and currency and interest rate swap agreements structured as forward spread lock interest rate swaps.

    In the case of interest rate futures, gains or losses on contracts that qualify as hedges are deferred until the earliest of the completion of the hedging transaction, determination that the transaction will no longer take place, or determination that the hedge is no longer effective. Upon completion of the hedge, where it is impractical to allocate gains or losses to specific hedged assets or liabilities, gains or losses are deferred in IMR and amortized over the remaining life of the hedged assets. At December 31, 1999 and 1998, there were no futures contracts outstanding.

    In the case of interest rate and foreign currency swap agreements and forward spread lock interest rate swap agreements, gains or losses on terminated swaps are deferred in IMR and amortized over the shorter of the remaining life of the hedged asset or the remaining term of the swap contract. The net differential to be paid or received on interest rate swaps is recorded monthly as interest rates change.

63                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

8.  DERIVATIVES (CONTINUED):
    The Company's open positions are as follows:

                                                                     SWAPS OUTSTANDING
                                                                    AT DECEMBER 31, 1999
                                                              --------------------------------
                                                                  NOTIONAL        MARKET VALUE
                                                              PRINCIPAL AMOUNTS   OF POSITIONS
                                                              -----------------   ------------
                                                                       (IN THOUSANDS)
Conventional interest rate swaps............................       $20,000            $249
Foreign currency swap.......................................           648             113

                                                                     SWAPS OUTSTANDING
                                                                    AT DECEMBER 31, 1998
                                                              --------------------------------
                                                                  NOTIONAL        MARKET VALUE
                                                              PRINCIPAL AMOUNTS   OF POSITIONS
                                                              -----------------   ------------
                                                                       (IN THOUSANDS)
Conventional interest rate swaps............................       $45,000            $508
Foreign currency swap.......................................         1,178             263

    The market value of swaps is the estimated amount that the Company would receive or pay on termination or sale, taking into account current interest rates and the current creditworthiness of the counterparties. The Company is exposed to potential credit loss in the event of nonperformance by counterparties. The counterparties are major financial institutions and management believes that the risk of incurring losses related to credit risk is remote.

9.  LEVERAGED LEASES

    The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.75 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the Master Lessee may exercise a fixed price purchase option to purchase the equipment.

64                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

9.  LEVERAGED LEASES (CONTINUED):
    The Company's net investment in leveraged leases is composed of the following elements:

                                                                   DECEMBER 31,
                                                              -----------------------
                                                                1999           1998
                                                              --------       --------
                                                                  (IN THOUSANDS)
Lease contracts receivable..................................  $ 69,766       $ 78,937
Less non-recourse debt......................................   (69,749)       (78,920)
                                                              --------       --------
Net receivable..............................................        17             17
Estimated residual value of leased assets...................    41,150         41,150
Less unearned and deferred income...........................    (7,808)        (8,932)
                                                              --------       --------
Investment in leveraged leases..............................    33,359         32,235
Less fees...................................................      (113)          (138)
                                                              --------       --------
Net investment in leveraged leases..........................  $ 33,246       $ 32,097
                                                              ========       ========

    The net investment is included in "Other invested assets" on the balance sheet.

10. REINSURANCE

    The Company has agreements with SLOC which provide that SLOC will reinsure the mortality risks of the individual life insurance contracts sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements had the effect of decreasing income from operations by approximately $1,527,000, $2,128,000 and $1,381,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

    Effective January 1, 1991, the Company entered into an agreement with SLOC under which certain individual life insurance contracts issued by SLOC were reinsured by the Company on a 90% coinsurance basis. During 1997, SLOC changed certain assumptions used in determining the gross and the ceded reserve balance. The Company reflected the effect of the changes in assumptions to its assumed reserves as a direct credit to surplus. The effect of the change was a $39,016,000 decrease in reserves. Also, the agreement required SLOC to reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company. Such death benefits are reinsured on a yearly renewable term basis. The life reinsurance assumed agreement required the reinsurer to withhold funds in amounts equal to the reserves assumed. These agreements had the effect of increasing income from operations by approximately $24,579,000, and $37,050,000 for the years ended December 31, 1998 and 1997, respectively. The Company terminated this agreement effective October 1, 1998, resulting in an increase in income from operations of $65,679,000 which included a cash settlement.

65                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

10. REINSURANCE (CONTINUED):
    The following are summarized pro-forma results of operations of the Company for the years ended December 31, 1999, 1998 and 1997 before the effect of reinsurance transactions with SLOC:

                                                                 YEARS ENDED DECEMBER 31,
                                                           ------------------------------------
                                                              1999         1998         1997
                                                           ----------   ----------   ----------
                                                                      (IN THOUSANDS)
Income:
    Premiums, annuity deposits and other revenues........  $2,874,513   $2,377,364   $2,340,733
    Net investment income and realized gains.............     190,845      187,208      298,120
                                                           ----------   ----------   ----------
    Subtotal.............................................   3,065,358    2,564,572    2,638,853
                                                           ----------   ----------   ----------
Benefits and Expenses:
    Policyholder benefits................................   2,709,712    2,312,247    2,350,354
    Other expenses.......................................     239,282      203,238      187,591
                                                           ----------   ----------   ----------
    Subtotal.............................................   2,948,994    2,515,485    2,537,945
                                                           ----------   ----------   ----------
Income from operations...................................  $  116,364   $   49,087   $  100,908
                                                           ==========   ==========   ==========

    The Company has an agreement with an unrelated company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves related to these contracts are reinsured. Reinsurance transactions under this agreement had the effect of increasing income from operations by $193,000 in 1999, $3,008,000 in 1998, and decreasing income from operations by $2,658,000 in 1997.

    During 1999 the Company entered into an agreement with an unrelated company which provides reinsurance on certain fixed group annuity contracts. The net effect of this agreement was to increase income from operations by approximately $3,400,000. Also during 1999, the Company entered into three agreements with two unrelated companies for the purpose of obtaining stop-loss coverage of guaranteed minimum death benefit exposure with respect to the Company's variable annuity business. The net effect of these agreements was to increase income from operations by approximately $157,000.

    The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

66                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

11. WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES

    The withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:

                                                                 DECEMBER 31, 1999
                                                              ------------------------
                                                                AMOUNT      % OF TOTAL
                                                              -----------   ----------
                                                                   (IN THOUSANDS)
Subject to discretionary withdrawal--with adjustment:
    With market value adjustment............................  $ 2,346,853        13
    At market value.........................................   15,010,696        81
    At book value less surrender charges (surrender charge
      >5%)..................................................       45,722        --
    At book value (minimal or no charge or adjustment)......      104,539         1
Not subject to discretionary withdrawal provision...........    1,015,108         5
                                                              -----------       ---
Total annuity actuarial reserves and deposit liabilities....  $18,522,918       100
                                                              ===========       ===

                                                                 DECEMBER 31, 1998
                                                              ------------------------
                                                                AMOUNT      % OF TOTAL
                                                              -----------   ----------
                                                                   (IN THOUSANDS)
Subject to discretionary withdrawal--with adjustment:
    With market value adjustment............................  $ 2,896,529        19
    At market value.........................................   11,368,059        73
    At book value less surrender charges (surrender charge
      >5%)..................................................       62,404        --
    At book value (minimal or no charge or adjustment)......      111,757         1
Not subject to discretionary withdrawal provision...........    1,055,642         7
                                                              -----------       ---
Total annuity actuarial reserves and deposit liabilities....  $15,494,391       100
                                                              ===========       ===

12. SEGMENT INFORMATION

    The Company offers financial products and services such as fixed and variable annuities, retirement plan services and life insurance on an individual basis. Within these areas, the Company conducts business principally in two operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing related activities.


    The Protection segment markets and administers a variety of life insurance products sold to individuals and corporate owners of individual life insurance. The products include whole life, universal life and variable life products. The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products.


67                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

12. SEGMENT INFORMATION (CONTINUED):
    The following amounts pertain to the various business segments:

                                              TOTAL          TOTAL        PRETAX     FEDERAL        TOTAL
                                             REVENUES    EXPENDITURES*    INCOME    INCOME TAX     ASSETS
                                            ----------   -------------   --------   ----------   -----------
                                                                     (IN THOUSANDS)
    1999
Protection................................  $   33,236     $   41,030    $ (7,794)   $ (2,661)   $   136,127
Wealth Management.........................   2,979,450      2,898,158      81,292      18,593     19,015,394
Corporate.................................      27,301          6,070      21,231       8,547        796,634
                                            ----------     ----------    --------    --------    -----------
    Total.................................  $3,039,987     $2,945,258    $ 94,729    $ 24,479    $19,948,155
                                            ----------     ----------    --------    --------    -----------
      1998
Protection................................  $  229,710     $  144,800    $ 84,910    $ (4,148)   $   199,683
Wealth Management.........................   2,527,608      2,483,715      43,893      12,486     16,123,905
Corporate.................................      10,959          3,042       7,917       3,375        579,033
                                            ----------     ----------    --------    --------    -----------
    Total.................................  $2,768,277     $2,631,557    $136,720    $ 11,713    $16,902,621
                                            ----------     ----------    --------    --------    -----------
      1997
Protection................................  $  304,141     $  272,333    $ 31,808    $ 13,825    $ 1,143,697
Wealth Management.........................   2,533,006      2,507,592      25,414      10,667     14,043,221
Corporate.................................      57,897          5,244      52,653     (17,153)       738,439
                                            ----------     ----------    --------    --------    -----------
    Total.................................  $2,895,044     $2,785,169    $109,875    $  7,339    $15,925,357
                                            ----------     ----------    --------    --------    -----------

------------------------

* Total expenditures includes dividends to policyholders of $0 for 1999, $(5,981) for 1998, and $33,316 for 1997.

13. RETIREMENT PLANS

    The Company participates with SLOC in a noncontributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

    The funding policy for the pension plan is to contribute an amount, which at least satisfies the minimum amount required by ERISA; currently, the plan is fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of separate accounts of SLOC.

    The Company's share of the group's accrued pension obligation was $1,914,000, and $1,178,000 at December 31, 1999 and 1998, respectively. The
Company's share of net periodic pension cost was $736,000, $586,000, and $146,000 for 1999, 1998 and 1997, respectively.

68                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

13. RETIREMENT PLANS (CONTINUED):
    The Company also participates with SLOC and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Company contributions were $284,000, $231,000, and $259,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS In addition to pension benefits the Company provides certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

    The Company records an accrual of the estimated cost of retiree benefit payments during the years the employee provides services, and amortizes an obligation of approximately $400,000 over a period of ten years. The Company's cash flows are not affected by this method, however the net effect decreased income by $185,000, $95,000, and $117,000, for the years ended December 31, 1999, 1998, and 1997, respectively. The Company's post-retirement health, dental and life insurance benefits currently are not funded.

69                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

13. RETIREMENT PLANS (CONTINUED):
    The following table sets forth the change in the pension and other post-retirement benefit plans' benefit obligations and assets as well as the plans' funded status reconciled with the amount shown in the Company's financial statements at December 31:

                                                       PENSION BENEFITS       OTHER BENEFITS
                                                      -------------------   -------------------
                                                        1999       1998       1999       1998
                                                      --------   --------   --------   --------
                                                                   (IN THOUSANDS)
Change in benefit obligation:
    Benefit obligation at beginning of year.........  $110,792   $ 79,684   $ 10,419   $  9,845
    Service cost....................................     5,632      4,506        413        240
    Interest cost...................................     6,952      6,452        845        673
    Actuarial loss (gain)...........................   (21,480)    21,975      1,048        308
    Benefits paid...................................    (2,376)    (1,825)      (508)      (647)
                                                      --------   --------   --------   --------
Benefit obligation at end of year...................  $ 99,520   $110,792   $ 12,217   $ 10,419
                                                      ========   ========   ========   ========
The Company's share:
    Benefit obligation at beginning of year.........  $  9,125   $  5,094   $    416   $    385
    Benefit obligation at end of year...............  $  8,816   $  9,125   $    743   $    416
Change in plan assets:
    Fair value of plan assets at beginning of
      year..........................................  $151,575   $136,610   $     --   $     --
    Actual return on plan assets....................     9,072     16,790         --         --
    Employer contribution...........................        --         --        508        647
    Benefits paid...................................    (2,376)    (1,825)      (508)      (647)
                                                      --------   --------   --------   --------
Fair value of plan assets at end of year............  $158,271   $151,575   $     --   $     --
                                                      ========   ========   ========   ========
Funded status.......................................  $ 58,752   $ 40,783   $(12,217)  $(10,419)
Unrecognized net actuarial gain (loss)..............   (20,071)    (2,113)     1,469        586
Unrecognized transition obligation (asset)..........   (22,617)   (24,674)       140        185
Unrecognized prior service cost.....................     7,081      7,661         --         --
                                                      --------   --------   --------   --------
Prepaid (accrued) benefit cost......................  $ 23,145   $ 21,657   $(10,608)  $ (9,648)
                                                      ========   ========   ========   ========
The Company's share of accrued benefit cost.........  $ (1,914)  $ (1,178)  $   (381)  $   (195)

Weighted-average assumptions as of December 31:
    Discount rate...................................     7.50%      6.75%      7.50%      6.75%
    Expected return on plan assets..................     8.75%      8.00%        N/A        N/A
    Rate of compensation increase...................     4.50%      4.50%        N/A        N/A

70                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

13. RETIREMENT PLANS (CONTINUED):
    For measurement purposes, a 10.9% annual rate of increase in the per capita cost of covered health care benefits was assumed for 1999 (5.6% for dental benefits). The rates were assumed to decrease gradually to 5% for 2005 and remain at that level thereafter.

                                                             PENSION BENEFITS       OTHER BENEFITS
                                                            -------------------   -------------------
                                                              1999       1998       1999       1998
                                                            --------   --------   --------   --------
                                                                         (IN THOUSANDS)
Components of net periodic benefit cost:
    Service cost..........................................  $  5,632   $  4,506    $  413      $240
    Interest cost.........................................     6,952      6,452       845       673
    Expected return on plan assets........................   (12,041)   (10,172)       --        --
    Amortization of transition obligation (asset).........    (2,056)    (2,056)       45        45
    Amortization of prior service cost....................       580        580        --        --
    Recognized net actuarial (gain) loss..................      (554)      (677)      164       (20)
                                                            --------   --------    ------      ----
Net periodic benefit cost.................................  $ (1,487)  $ (1,367)   $1,467      $938
                                                            ========   ========    ======      ====
    The Company's share of net periodic benefit cost......  $    736   $    586    $  185      $ 95
                                                            ========   ========    ======      ====

    Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                              1-PERCENTAGE-POINT   1-PERCENTAGE-POINT
                                                                   INCREASE             DECREASE
                                                              ------------------   ------------------
                                                                          (IN THOUSANDS)
Effect on total of service and interest cost components.....        $  288              $  (518)
Effect on postretirement benefit obligation.................         2,754               (2,279)

71                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

14. FAIR VALUE OF FINANCIAL INSTRUMENTS

    The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                               1999
                                              --------------------------------------
                                              CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                              ---------------   --------------------
                                                          (IN THOUSANDS)
Assets:
  Bonds (including short-term)..............     $1,534,555          $1,545,445
  Mortgages.................................        528,911             526,608
  Derivatives...............................             --                 362
  Other Invested Assets.....................         67,938              67,938
  Policy loans..............................         40,095              40,095
Liabilities:
  Insurance reserves........................     $  120,536          $  120,536
  Individual annuities......................        247,619             238,229
  Pension products..........................        661,806             665,830

                                                               1998
                                              --------------------------------------
                                              CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                              ---------------   --------------------
                                                          (IN THOUSANDS)
Assets:
  Bonds (including short-term)..............     $2,026,868          $2,153,953
  Mortgages.................................        535,003             556,143
  Derivatives...............................             --                 771
  Policy loans..............................         41,944              41,944
Liabilities:
  Insurance reserves........................     $  121,100          $  121,100
  Individual annuities......................        274,448             271,849
  Pension products..........................      1,104,489           1,145,351

    The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

    The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated by taking into account prices for publicly traded bonds of similar credit risk and maturity and repayment and liquidity characteristics.

    The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

    The fair values of policy loans approximate carrying amounts.

72                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

14. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):
    The fair values of derivative financial instruments are estimated using the process described in Note 8.

    The fair values of the Company's general account insurance reserves and liabilities under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated fair value.

15. STATUTORY INVESTMENT VALUATION RESERVES

    The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

    Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve and amortized into income over the remaining contractual life of the security sold.

    The table shown below presents changes in the major elements of the AVR and IMR.

                                                                  YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------
                                                                 1999                  1998
                                                          -------------------   -------------------
                                                            AVR        IMR        AVR        IMR
                                                          --------   --------   --------   --------
                                                                       (IN THOUSANDS)
Balance, beginning of year..............................  $44,392    $40,490    $47,605    $33,830
Net realized investment gains, net of tax...............    9,950      4,983        256      8,942
Amortization of net investment gains....................       --     (3,702)        --     (2,282)
Unrealized investment losses............................   (9,705)        --     (6,550)        --
Required by formula.....................................     (566)        --      3,081         --
                                                          -------    -------    -------    -------
Balance, end of year....................................  $44,071    $41,771    $44,392    $40,490
                                                          =======    =======    =======    =======

16. FEDERAL INCOME TAXES

    The Company, its subsidiaries and certain other affiliates file a consolidated federal income tax return. Federal income taxes are calculated for the consolidated group based upon amounts determined to be payable as a result of operations within the current year. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such timing differences include reserves, depreciation and accrual of market discount on bonds. Cash payments for federal income taxes were approximately $3,000,000, $48,144,000, and $31,000,000 for the years ended December 31, 1999, 1998 and
1997, respectively.

    The Company is currently undergoing an audit by the Internal Revenue Service. The Company believes that there will be no material audit adjustments for the periods under examination.

73                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

17. RELATED PARTY TRANSACTIONS

A.  SURPLUS NOTES AND NOTES RECEIVABLE (PAYABLE)

    On December 22, 1997, the Company issued a $250,000,000 surplus note to Life Holdco. This note has an interest rate of 8.625% and is due on or after November 6, 2027.

    On May 9, 1997, the Company issued a short-term note of $600,000,000 to Life Holdco at an interest rate of 5.10%, which was extended at various interest rates. This note was repaid on December 22, 1997.

    On December 19, 1995, the Company issued surplus notes totaling $315,000,000 to an affiliate, Sun Canada Financial Co., at interest rates between 5.75% and 7.25%. Of these notes, $157,500,000 will mature in the year 2007 and $157,500,000 will mature in the year 2015. Interest on these notes is payable semiannually.

    Principal and interest on surplus notes are payable only to the extent that the Company meets specified requirements regarding free surplus exclusive of the principal amount and accrued interest, if any, on these notes and with the consent of the Delaware Insurance Commissioner.

    The Company accrued $4,259,000 and $4,259,000 for interest on surplus notes for the years ended December 31, 1999 and 1998, respectively.

    The Company expensed $43,266,000, $44,903,000, and $42,481,000 for interest on surplus notes and notes payable for the years ended December 31, 1999, 1998 and 1997, respectively.

    On September 28, 1998 a $500,000 note was issued by SLISL to the Company at a rate of 6.0%, maturing on September 28, 2002.

    A $110,000,000 note was issued to the Company by MFS on February 11, 1998 at an interest rate of 6.0% due February 11, 1999. Another $110,000,000 note was issued to the Company on December 22, 1998 at an interest rate of 5.55% due February 11, 1999. These two notes and an additional $10,000,000 were combined into a new note of $230,000,000 with a floating interest rate based on the six month LIBOR rate plus 25 basis points. The $230,000,000 note was repaid to the Company on December 21, 1999.

    On January 14, 2000, the Company purchased $200,000,000 of notes from MFS.

    On December 23, 1997, the Company issued a $110,000,000 note to US Holdco at an interest rate of 5.80%, which was repaid on March 1, 1998. A $110,000,000 note was also issued to the Company by MFS on December 23, 1997 at an interest rate of 5.85% and was repaid on February 11, 1998.

    On December 31, 1996, the Company issued a $58,000,000 note to SLOC at an interest rate of 5.70% which was repaid on February 10, 1997. Also on December 31, 1996, the Company was issued a $58,000,000 note by MFS at an interest rate of 5.76%. This note was repaid to the Company on February 10, 1997.

74                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

17. RELATED PARTY TRANSACTIONS (CONTINUED):
    On December 31, 1998, the Company had an additional $20,000,000 in notes issued by MFS, scheduled to mature in 2000. These notes were repaid to the Company on December 21, 1999.

B.  STOCKHOLDER DIVIDENDS

    The maximum amount of dividends which can be paid by the Company without prior approval of the Insurance Commissioner of the State of Delaware is subject to restrictions relating to statutory surplus. In 1999, a dividend in the amount of $80,000,000 was declared and paid by the Company to its parent, Life Holdco. This dividend was approved by the Board of Directors, but did not require approval of the Insurance Commissioner. In 1998, a dividend in the amount of $50,000,000 was declared and paid by the Company to its parent, Life Holdco. This dividend was approved by the Insurance Commissioner and the Board of Directors. On December 24, 1997 the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. This dividend was approved by the Insurance Commissioner and the Board of Directors.

C.  SERVICE AGREEMENTS

    The Company has an agreement with SLOC which provides that SLOC will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $28,700,000 in 1999, $16,344,000 in 1998, and $15,997,000 in 1997.

    The Company leases office space to SLOC under lease agreements with terms expiring in December, 2004 and options to extend the terms for each of twelve successive five-year terms at fair market rental not to exceed 125% of the fixed rent for the term which is ending. Rent received by the Company under the leases for 1999 amounted to approximately $6,943,000.

18. RISK-BASED CAPITAL

    Effective December 31, 1993, the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1999, 1998 and 1997.

19. COMMITMENTS AND CONTINGENT LIABILITIES

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or

75                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

19. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED):
threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred it it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company incurred guaranty fund assessments of approximately $3,500,000, $3,500,000, and $3,083,000 in 1999, 1998 and 1997, respectively.

20. ACCOUNTING POLICIES AND PRINCIPLES

    The financial statements of the Company have been prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting practices and GAAP are described as follows. Under statutory accounting practices, financial statements are not consolidated and investments in subsidiaries are shown at net equity value. Accordingly, the assets, liabilities and results of operations of the Company's subsidiaries are not consolidated with the assets, liabilities and results of operations, respectively, of the Company. Changes in net equity value of the common stock of the Company's United States life insurance subsidiaries are directly reflected in the Company's surplus. Changes in the net equity value of the common stock of all other subsidiaries are directly reflected in the Company's Asset Valuation Reserve. Dividends paid by subsidiaries to the Company are included in the Company's net investment income.

    Other differences between statutory accounting practices and GAAP include the following items. Statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP: deferred policy acquisition costs, deferred federal income taxes and statutory nonadmitted assets. Asset Valuation Reserves and Interest Maintenance Reserves are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting practices and GAAP. Premiums for universal life and investment-type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP. Investments in fixed maturity securities classified as available-for-sale are carried at aggregate fair value with changes in unrealized gains and losses reported net of taxes in a separate component of stockholder's equity for GAAP and generally at amortized cost under statutory accounting practices.

                                  * * * * * *

76                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

    We have audited the accompanying statutory statements of admitted assets, liabilities and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) (the "Company") as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    As described more fully in Notes 1 and 20 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which is a comprehensive basis of accounting other than generally accepted accounting principles. The effects on the financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

    In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1999 on the basis of accounting described in Notes 1 and 20.

    However, because of the differences between the two bases of accounting referred to in the second preceding paragraph, in our opinion, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1999 and 1998 or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1999.

February 10, 2000

77                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CONDITION -- DECEMBER 31, 1999

                                                              SHARES    COST      VALUE
ASSETS:                                                       ------   -------   -------
  Investments in mutual funds:
    AIM Variable Insurance Funds, Inc.
        V.I. Capital Appreciation Fund ("AIM1").............     37    $ 1,028   $ 1,330
        V.I. Growth Fund ("AIM2")...........................     49      1,417     1,585
        V.I. Growth and Income Fund ("AIM3")................     37      1,010     1,182
        V.I. International Equity Fund ("AIM4").............     76      1,797     2,235
    The Alger American Fund
        Growth Portfolio ("AL1")............................     18      1,000     1,179
        Income and Growth Portfolio ("AL2").................     76      1,000     1,340
        Small Capitalization Portfolio ("AL3")..............     24      1,000     1,340
    Goldman Sachs Variable Insurance Trust
        CORE Large Cap Growth Fund ("GS1")..................     75      1,001     1,191
        CORE Small Cap Equity Fund ("GS2")..................    108      1,003     1,144
        CORE US Equity Fund ("GS3").........................    119      1,577     1,665
        Growth and Income Fund ("GS4")......................     92      1,011       999
        International Equity Fund ("GS5")...................     85      1,091     1,226
    MFS/Sun Life Series Trust
        Capital Appreciation Series ("CAS").................     23      1,000     1,266
        Massachusetts Investors Trust Series ("CGS")........     27      1,000     1,033
        Emerging Growth Series ("EGS")......................    290      9,765    11,676
        Government Securities Series ("GGS")................    125      1,561     1,561
        High Yield Series ("HYS")...........................    134      1,187     1,210
        Massachusetts Investors Growth Stock
          Series ("MIS")....................................    652      9,743    10,516
        New Discovery Series ("NWD")........................     91      1,000     1,533
        Total Return Series ("TRS").........................    259      4,876     4,867
        Utilities Series ("UTS")............................     62      1,000     1,220
    OCC Accumulation Trust
        Equity Portfolio ("OP1")............................     26      1,000       972
        Mid Cap Portfolio ("OP2")...........................    104      1,028     1,206
        Small Cap Portfolio ("OP3").........................     43      1,000       966
        Managed Portfolio ("OP4")...........................     23      1,000     1,005
    Sun Capital Advisers Trust
        Sun Capital Money Market Fund ("SCA1")..............  1,017      1,017     1,017
        Sun Capital Investment Grade Bond Fund ("SCA2").....    187      1,771     1,747
        Sun Capital Real Estate Fund ("SCA3")...............    109      1,051       972
        Sun Capital Select Equity Fund ("SCA 4")............    100      1,000     1,264
        Sun Capital Blue Chip Mid-Cap Fund ("SCA 5")........    151      1,600     1,857
        Sun Capital Investors Foundation Fund ("SCA 6").....    100      1,002     1,122
                                                                       -------   -------
            Net Assets:.............................................   $56,536   $63,426
                                                                       =======   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

78                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CONDITION -- CONTINUED

NET ASSETS APPLICABLE TO OWNERS OF                            UNITS   UNIT VALUE    VALUE
DEFERRED VARIABLE ANNUITY CONTRACTS:                          -----   ----------   -------
    AIM Variable Insurance Funds, Inc.
        V.I. Capital Appreciation Fund......................    --     $13.2630    $ 1,330
        V.I. Growth Fund....................................    32      12.0173      1,585
        V.I. Growth and Income Fund.........................    --      11.7887      1,182
        V.I. International Equity Fund......................    53      14.5631      2,235
    The Alger American Fund
        Growth Portfolio....................................    --      11.7559      1,179
        Income and Growth Portfolio.........................    --      13.3516      1,340
        Small Capitalization Portfolio......................    --      13.3581      1,340
    Goldman Sachs Variable Insurance Trust
        CORE Large Cap Growth Fund..........................    --      11.8769      1,191
        CORE Small Cap Equity Fund..........................    --      11.4055      1,144
        CORE US Equity Fund.................................    52      10.9307      1,665
        Growth and Income Fund..............................    --       9.9587        999
        International Equity Fund...........................    --      12.2243      1,226
    MFS/Sun Life Series Trust
        Capital Appreciation Series.........................    --      12.6212      1,266
        Massachusetts Investors Trust Series................    --      10.3059      1,033
        Emerging Growth Series..............................   742      15.7395     11,676
        Government Securities Series........................    56       9.9799      1,561
        High Yield Series...................................    18      10.1980      1,210
        Massachusetts Investors Growth Stock Series.........   851      12.3539     10,516
        New Discovery Series................................    --      15.2928      1,533
        Total Return Series.................................   495       9.8304      4,867
        Utilities Series....................................    --      12.1675      1,220
    OCC Accumulation Trust
        Equity Portfolio....................................    --       9.6931        972
        Mid Cap Portfolio...................................    --      12.0310      1,206
        Small Cap Portfolio.................................    --       9.6339        966
        Managed Portfolio...................................    --      10.0177      1,005
    Sun Capital Advisers Trust
        Sun Capital Money Market Fund.......................    --      10.1492      1,017
        Sun Capital Investment Grade Bond Fund..............    75       9.9711      1,747
        Sun Capital Real Estate Fund........................    --       9.6829        972
        Sun Capital Select Equity Fund......................    --      12.6067      1,264
        Sun Capital Blue Chip Mid-Cap Fund..................    46      12.6740      1,857
        Sun Capital Investors Foundation Fund...............    --      11.1831      1,122
                                                                                   -------
            Net Assets:.........................................................   $63,426
                                                                                   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

79                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                  AIM1          AIM2          AIM3          AIM4           AL1           AL2
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                               -----------   -----------   -----------   -----------   -----------   -----------
INCOME:
  Dividend income and capital
   gain distributions
   received..................     $  28         $  42         $  10         $  48         $  --         $  --
                                  -----         -----         -----         -----         -----         -----
EXPENSES:
  Mortality and expense risk
    charges..................     $  --         $  --         $  --         $  --         $  --         $  --
  Cost of insurance..........        --            --            --            --            --            --
                                  -----         -----         -----         -----         -----         -----
  Total expenses.............     $  --         $  --         $  --         $  --         $  --         $  --
                                  -----         -----         -----         -----         -----         -----
      Net investment income
        (loss)...............     $  28         $  42         $  10         $  48         $  --         $  --
                                  -----         -----         -----         -----         -----         -----
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales......     $  --         $  --         $  --         $  --         $  --         $  --
    Cost of investments
      sold...................        --            --            --            --            --            --
                                  -----         -----         -----         -----         -----         -----
      Net realized gains
        (losses).............     $  --         $  --         $  --         $  --         $  --         $  --
                                  -----         -----         -----         -----         -----         -----
  Net unrealized appreciation
   (depreciation) on
   investments:
    End of year..............     $ 302         $ 168         $ 172         $ 438         $ 179         $ 340
    Beginning of year........        --            --            --            --            --            --
                                  -----         -----         -----         -----         -----         -----
      Change in unrealized
        appreciation
        (depreciation).......     $ 302         $ 168         $ 172         $ 438         $ 179         $ 340
                                  -----         -----         -----         -----         -----         -----
    Realized and unrealized
      gains (losses).........     $ 302         $ 168         $ 172         $ 438         $ 179         $ 340
                                  -----         -----         -----         -----         -----         -----
  INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS...     $ 330         $ 210         $ 182         $ 486         $ 179         $ 340
                                  =====         =====         =====         =====         =====         =====

                       SEE NOTES TO FINANCIAL STATEMENTS

80                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- continued

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                              AL3           GS1           GS2           GS3           GS4
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------   -----------   -----------   -----------
INCOME:
  Dividend income and capital gain
   distributions received...............     $  --         $   1         $   3         $  16         $ 11
                                             -----         -----         -----         -----         ----
EXPENSES:
  Mortality and expense risk charges....     $  --         $  --         $  --         $  --         $ --
  Cost of insurance.....................        --            --            --            --           --
                                             -----         -----         -----         -----         ----
  Total expenses........................     $  --         $  --         $  --         $  --         $ --
                                             -----         -----         -----         -----         ----
      Net investment income (loss)......     $  --         $   1         $   3         $  16         $ 11
                                             -----         -----         -----         -----         ----
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales.................     $  --         $  --         $  --         $  --         $ --
    Cost of investments sold............        --            --            --            --           --
                                             -----         -----         -----         -----         ----
      Net realized gains (losses).......     $  --         $  --         $  --         $  --         $ --
                                             -----         -----         -----         -----         ----
  Net unrealized appreciation
    (depreciation) on investments:
    End of year.........................     $ 340         $ 190         $ 141         $  88         $(12)
    Beginning of year...................        --            --            --            --           --
                                             -----         -----         -----         -----         ----
      Change in unrealized appreciation
        (depreciation)..................     $ 340         $ 190         $ 141         $  88         $(12)
                                             -----         -----         -----         -----         ----
    Realized and unrealized gains
      (losses)..........................     $ 340         $ 190         $ 141         $  88         $(12)
                                             -----         -----         -----         -----         ----
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS..........................     $ 340         $ 191         $ 144         $ 104         $ (1)
                                             =====         =====         =====         =====         ====

                       SEE NOTES TO FINANCIAL STATEMENTS

81                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                   GS5           CAS           CGS           EGS           GGS           HYS
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                               -----------   -----------   -----------   -----------   -----------   -----------
INCOME:
  Dividend income and capital
   gain distributions
   received..................     $ 91          $ --          $ --         $    --        $ --          $ --
                                  ----          ----          ----         -------        ----          ----
EXPENSES:
  Mortality and expense risk
    charges..................     $ --          $ --          $ --         $    (6)       $ --          $ --
  Cost of insurance..........       --            --            --            (181)         --            --
                                  ----          ----          ----         -------        ----          ----
  Total expenses.............     $ --          $ --          $ --         $  (187)       $ --          $ --
                                  ----          ----          ----         -------        ----          ----
      Net investment income
        (loss)...............     $ 91          $ --          $ --         $  (187)       $ --          $ --
                                  ----          ----          ----         -------        ----          ----
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales......     $ --          $ --          $ --         $ 1,365        $ --          $ --
    Cost of investments
      sold...................       --            --            --          (1,000)         --            --
                                  ----          ----          ----         -------        ----          ----
      Net realized gains
        (losses).............     $ --          $ --          $ --         $   365        $ --          $ --
                                  ----          ----          ----         -------        ----          ----
  Net unrealized appreciation
   (depreciation) on
   investments:
    End of year..............     $135          $266          $ 33         $ 1,911        $ --          $ 23
    Beginning of year........       --            --            --              --          --            --
                                  ----          ----          ----         -------        ----          ----
      Change in unrealized
        appreciation
        (depreciation).......     $135          $266          $ 33         $ 1,911        $ --          $ 23
                                  ----          ----          ----         -------        ----          ----
    Realized and unrealized
      gains (losses).........     $135          $266          $ 33         $ 2,276        $ --          $ 23
                                  ----          ----          ----         -------        ----          ----
  INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS...     $226          $266          $ 33         $ 2,089        $ --          $ 23
                                  ====          ====          ====         =======        ====          ====

                       SEE NOTES TO FINANCIAL STATEMENTS

82                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                              MIS           NWD           TRS           UTS           OP1
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------   -----------   -----------   -----------
INCOME:
  Dividend income and capital gain
   distributions received...............    $    --        $ --         $    --        $ --          $ --
                                            -------        ----         -------        ----          ----
EXPENSES:
  Mortality and expense risk charges....    $    (6)       $ --         $    (2)       $ --          $ --
  Cost of insurance.....................       (178)         --             (85)         --            --
                                            -------        ----         -------        ----          ----
  Total expenses........................    $  (184)       $ --         $   (87)       $ --          $ --
                                            -------        ----         -------        ----          ----
      Net investment income (loss)......    $  (184)       $ --         $   (87)       $ --          $ --
                                            -------        ----         -------        ----          ----
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales.................    $ 1,171        $ --         $   997        $ --          $ --
    Cost of investments sold............     (1,000)         --          (1,000)         --            --
                                            -------        ----         -------        ----          ----
      Net realized gains (losses).......    $   171        $ --         $    (3)       $ --          $ --
                                            -------        ----         -------        ----          ----
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................    $   773        $533         $    (9)       $220          $(28)
    Beginning of year...................         --          --              --          --            --
                                            -------        ----         -------        ----          ----
      Change in unrealized appreciation
        (depreciation)..................    $   773        $533         $    (9)       $220          $(28)
                                            -------        ----         -------        ----          ----
    Realized and unrealized gains
      (losses)..........................    $   944        $533         $   (12)       $220          $(28)
                                            -------        ----         -------        ----          ----
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS..........................    $   760        $533         $   (99)       $220          $(28)
                                            =======        ====         =======        ====          ====

                       SEE NOTES TO FINANCIAL STATEMENTS

83                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                              OP2           OP3           OP4          SCA1          SCA2
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------   -----------   -----------   -----------
INCOME:
  Dividend income and capital gain
   distributions received...............     $ 28          $ --          $ --          $ 17          $ 22
                                             ----          ----          ----          ----          ----
EXPENSES:
  Mortality and expense risk charges....     $ --          $ --          $ --          $ --          $ --
  Cost of insurance.....................       --            --            --            --            --
                                             ----          ----          ----          ----          ----
  Total expenses........................     $ --          $ --          $ --          $ --          $ --
                                             ----          ----          ----          ----          ----
      Net investment income (loss)......     $ 28          $ --          $ --          $ 17          $ 22
                                             ----          ----          ----          ----          ----
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales.................     $ --          $ --          $ --          $ --          $ --
    Cost of investments sold............       --            --            --            --            --
                                             ----          ----          ----          ----          ----
      Net realized gains (losses).......     $ --          $ --          $ --          $ --          $ --
                                             ----          ----          ----          ----          ----
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................     $178          $(34)         $  5          $ --          $(24)
    Beginning of year...................       --            --            --            --            --
                                             ----          ----          ----          ----          ----
      Change in unrealized appreciation
        (depreciation)..................     $178          $(34)         $  5          $ --          $(24)
                                             ----          ----          ----          ----          ----
    Realized and unrealized gains
      (losses)..........................     $178          $(34)         $  5          $ --          $(24)
                                             ----          ----          ----          ----          ----
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS..........................     $206          $(34)         $  5          $ 17          $ (2)
                                             ====          ====          ====          ====          ====

                       SEE NOTES TO FINANCIAL STATEMENTS

84                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                                       SCA3          SCA4          SCA5          SCA6
                                                    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                    -----------   -----------   -----------   -----------
INCOME:
  Dividend income and capital gain distributions
   received.......................................     $ 51          $ --          $ 38          $  2
                                                       ----          ----          ----          ----
EXPENSES:
  Mortality and expense risk charges..............     $ --          $ --          $ --          $ --
  Cost of insurance...............................       --            --            --            --
                                                       ----          ----          ----          ----
  Total expenses..................................     $ --          $ --          $ --          $ --
                                                       ----          ----          ----          ----
      Net investment income (loss)................     $ 51          $ --          $ 38          $  2
                                                       ----          ----          ----          ----
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales...........................     $ --          $ --          $ --          $ --
    Cost of investments sold......................       --            --            --            --
                                                       ----          ----          ----          ----
      Net realized gains (losses).................     $ --          $ --          $ --          $ --
                                                       ----          ----          ----          ----
  Net unrealized appreciation (depreciation) on
   investments:
    End of year...................................     $(79)         $264          $257          $120
    Beginning of year.............................       --            --            --            --
                                                       ----          ----          ----          ----
      Change in unrealized appreciation
        (depreciation)............................     $(79)         $264          $257          $120
                                                       ----          ----          ----          ----
    Realized and unrealized gains (losses)........     $(79)         $264          $257          $120
                                                       ----          ----          ----          ----
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS....................................     $(28)         $264          $295          $122
                                                       ====          ====          ====          ====

                       SEE NOTES TO FINANCIAL STATEMENTS

85                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CHANGES IN NET ASSETS

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                  AIM1          AIM2          AIM3          AIM4           AL1           AL2
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income
    (loss)...................    $   28        $   42        $   10        $   48        $   --        $   --
  Net realized gains
    (losses).................        --            --            --            --            --            --
  Net unrealized gains
    (losses).................       302           168           172           438           179           340
                                 ------        ------        ------        ------        ------        ------
      Increase (Decrease) in
        net assets from
        operations:..........    $  330        $  210        $  182        $  486        $  179        $  340
                                 ------        ------        ------        ------        ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
      received...............    $1,000        $1,000        $1,000        $1,000        $1,000        $1,000
    Net transfers between
     sub-accounts and fixed
     accounts................        --           375            --           749            --            --
    Withdrawals, surrenders
     and account fees........        --            --            --            --            --            --
                                 ------        ------        ------        ------        ------        ------
      Net contract owner
        activity.............    $1,000        $1,375        $1,000        $1,749        $1,000        $1,000
                                 ------        ------        ------        ------        ------        ------
    Increase (Decrease) in
      net assets.............    $1,330        $1,585        $1,182        $2,235        $1,179        $1,340
NET ASSETS:
  Beginning of period........        --            --            --            --            --            --
                                 ------        ------        ------        ------        ------        ------
  End of period..............    $1,330        $1,585        $1,182        $2,235        $1,179        $1,340
                                 ======        ======        ======        ======        ======        ======

                                   AL3           GS1           GS2           GS3           GS4
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                               -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income
    (loss)...................    $   --        $    1        $    3        $   16        $   11
  Net realized gains
    (losses).................        --            --            --            --            --
  Net unrealized gains
    (losses).................       340           190           141            88           (12)
                                 ------        ------        ------        ------        ------
      Increase (Decrease) in
        net assets from
        operations:..........    $  340        $  191        $  144        $  104        $   (1)
                                 ------        ------        ------        ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
      received...............    $1,000        $1,000        $1,000        $1,000        $1,000
    Net transfers between
     sub-accounts and fixed
     accounts................        --            --            --           561            --
    Withdrawals, surrenders
     and account fees........        --            --            --            --            --
                                 ------        ------        ------        ------        ------
      Net contract owner
        activity.............    $1,000        $1,000        $1,000        $1,561        $1,000
                                 ------        ------        ------        ------        ------
    Increase (Decrease) in
      net assets.............    $1,340        $1,191        $1,144        $1,665        $  999
NET ASSETS:
  Beginning of period........        --            --            --            --            --
                                 ------        ------        ------        ------        ------
  End of period..............    $1,340        $1,191        $1,144        $1,665        $  999
                                 ======        ======        ======        ======        ======

                       SEE NOTES TO FINANCIAL STATEMENTS

86                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                   GS5           CAS           CGS           EGS           GGS           HYS
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income
    (loss)...................    $    91       $   --        $   --        $  (187)      $   --        $   --
  Net realized gains
    (losses).................         --           --            --            365           --            --
  Net unrealized gains
    (losses).................        135          266            33          1,911           --            23
                                 -------       ------        ------        -------       ------        ------
      Increase (Decrease) in
        net assets from
        operations:..........    $   226       $  266        $   33        $ 2,089       $   --        $   23
                                 -------       ------        ------        -------       ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
      received...............    $ 1,000       $1,000        $1,000        $ 1,000       $1,000        $1,000
    Net transfers between
     sub-accounts and fixed
     accounts................         --           --            --          9,901          561           187
    Withdrawals, surrenders
     and account fees........         --           --            --         (1,314)          --            --
                                 -------       ------        ------        -------       ------        ------
      Net contract owner
        activity.............    $ 1,000       $1,000        $1,000        $ 9,587       $1,561        $1,187
                                 -------       ------        ------        -------       ------        ------
    Increase (Decrease) in
      net assets.............    $ 1,226       $1,266        $1,033        $11,676       $1,561        $1,210
NET ASSETS:
  Beginning of period........         --           --            --             --           --            --
                                 -------       ------        ------        -------       ------        ------
  End of period..............    $ 1,226       $1,266        $1,033        $11,676       $1,561        $1,210
                                 =======       ======        ======        =======       ======        ======

                                   MIS           NWD           TRS           UTS           OP1
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                               -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income
    (loss)...................    $  (184)      $   --        $  (87)       $    --       $   --
  Net realized gains
    (losses).................        171           --            (3)            --           --
  Net unrealized gains
    (losses).................        773          533            (9)           220          (28)
                                 -------       ------        ------        -------       ------
      Increase (Decrease) in
        net assets from
        operations:..........    $   760       $  533        $  (99)       $   220       $  (28)
                                 -------       ------        ------        -------       ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
      received...............    $ 1,000       $1,000        $1,000        $ 1,000       $1,000
    Net transfers between
     sub-accounts and fixed
     accounts................      9,901           --         4,951             --           --
    Withdrawals, surrenders
     and account fees........     (1,145)          --          (985)            --           --
                                 -------       ------        ------        -------       ------
      Net contract owner
        activity.............    $ 9,756       $1,000        $4,966        $ 1,000       $1,000
                                 -------       ------        ------        -------       ------
    Increase (Decrease) in
      net assets.............    $10,516       $1,533        $4,867        $ 1,220       $  972
NET ASSETS:
  Beginning of period........         --           --            --             --           --
                                 -------       ------        ------        -------       ------
  End of period..............    $10,516       $1,533        $4,867         $1,220       $  972
                                 =======       ======        ======        =======       ======

                       SEE NOTES TO FINANCIAL STATEMENTS

87                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                              OP2           OP3           OP4          SCA1          SCA2
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss)..........    $   28        $   --        $   --        $   17        $   22
  Net realized gains (losses)...........        --            --            --            --            --
  Net unrealized gains (losses).........       178           (34)            5            --           (24)
                                            ------        ------        ------        ------        ------
      Increase (Decrease) in net assets
        from operations:................    $  206        $  (34)       $    5        $   17        $   (2)
                                            ------        ------        ------        ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........    $1,000        $1,000        $1,000        $1,000        $1,000
    Net transfers between sub-accounts
     and fixed accounts.................        --            --            --            --           749
    Withdrawals, surrenders and account
     fees...............................        --            --            --            --            --
                                            ------        ------        ------        ------        ------
      Net contract owner activity.......    $1,000        $1,000        $1,000        $1,000        $1,749
                                            ------        ------        ------        ------        ------
    Increase (Decrease) in net assets...    $1,206        $  966        $1,005        $1,017        $1,747
NET ASSETS:
  Beginning of period...................        --            --            --            --            --
                                            ------        ------        ------        ------        ------
  End of period.........................    $1,206        $  966        $1,005        $1,017        $1,747
                                            ======        ======        ======        ======        ======

                                             SCA3          SCA4          SCA5          SCA6
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss)..........    $   51        $   --        $   38        $    2
  Net realized gains (losses)...........        --            --            --            --
  Net unrealized gains (losses).........       (79)          264           257           120
                                            ------        ------        ------        ------
      Increase (Decrease) in net assets
        from operations:................    $  (28)       $  264        $  295        $  122
                                            ------        ------        ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........    $1,000        $1,000        $1,000        $1,000
    Net transfers between sub-accounts
     and fixed accounts.................        --            --           562            --
    Withdrawals, surrenders and account
     fees...............................        --            --            --            --
                                            ------        ------        ------        ------
      Net contract owner activity.......    $1,000        $1,000        $1,562        $1,000
                                            ------        ------        ------        ------
    Increase (Decrease) in net assets...    $  972        $1,264        $1,857        $1,122
NET ASSETS:
  Beginning of period...................        --            --            --            --
                                            ------        ------        ------        ------
  End of period.........................    $  972        $1,264        $1,857        $1,122
                                            ======        ======        ======        ======

                       SEE NOTES TO FINANCIAL STATEMENTS

88                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

    Sun Life (U.S.) Variable Account I (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established on August 25, 1999 as a funding vehicle for the variable portion of certain individual variable universal life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners. The funds currently offered are as follows: AIM Variable Insurance Funds, Inc., the Alger American Fund, Goldman Sachs Variable Insurance Trust, MFS/Sun Life Series Trust, OCC Accumulated Trust, and Sun Capital Advisers Trust (collectively the "Funds"). The MFS/Sun Life Series Trust and Sun Capital Advisers Trust are advised by affiliates of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

    Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

    The Sponsor deducts a sales charge from purchase payments. The current charge is 5.25% of the amount of purchase payments. The maximum charge is guaranteed not to exceed 7.25% of purchase payments.

    A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The maximum deduction is at an effective annual rate of 0.90%. The current effective annual rate in effect at December 31, 1999 is equivalent to 0.80% for Policy Years 1 through 10 and 0.50% thereafter.

    Each month, a monthly administration charge ("Account Fee") of $8 is deducted from each contract's account value to cover administrative expenses relating to the contract.

89                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

(3) CONTRACT CHARGES (CONTINUED):
    Within the first 10 Policy Years or the 10 Policy Years following an increase in the specified face amount of the policy, a surrender charge may be deducted to cover certain expenses relating to the sale of the contract. The base surrender charge will be an amount based on certain factors, including the specified face amount of the policy, the insured's age, sex and rating class. The charge will be 100% of the base surrender charge in the first 5 Policy Years, or the first 5 Policy Years after an increase in the specified face amount, scaling down to zero after 10 Policy Years.

    The Sponsor deducts a monthly cost of insurance from the account value to cover anticipated costs of providing insurance coverage. The charge will be based on the Sponsor's expectation of future mortality, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

90                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

    During the year, the Sponsor deposited $1,000 of initial "seed" money into each of the Sub-Accounts. Unlike normal participant transactions, the initial "seed" money deposited is not issued with corresponding units.

    Transactions in participant units during the period from August 25, 1999 (commencement of operations) through December 31, 1999 were as follows:

                                                          UNITS TRANSFERRED
                        UNITS OUTSTANDING      UNITS     BETWEEN SUB-ACCOUNTS   UNITS WITHDRAWN   UNITS OUTSTANDING
                       BEGINNING OF PERIOD   PURCHASED    AND FIXED ACCOUNT     AND SURRENDERED     END OF PERIOD
                       -------------------   ---------   --------------------   ---------------   -----------------
AIM1.................         --                --                --                  --                 --
AIM2.................         --                --                32                  --                 32
AIM3.................         --                --                --                  --                 --
AIM4.................         --                --                53                  --                 53
AL1..................         --                --                --                  --                 --
AL2..................         --                --                --                  --                 --
AL3..................         --                --                --                  --                 --
GS1..................         --                --                --                  --                 --
GS2..................         --                --                --                  --                 --
GS3..................         --                --                52                  --                 52
GS4..................         --                --                --                  --                 --
GS5..................         --                --                --                  --                 --
CAS..................         --                --                --                  --                 --
CGS..................         --                --                --                  --                 --
EGS..................         --                --               742                  --                742
GGS..................         --                --                56                  --                 56
HYS..................         --                --                18                  --                 18
MIS..................         --                --               851                  --                851
NWD..................         --                --                --                  --                 --
TRS..................         --                --               495                  --                495
UTS..................         --                --                --                  --                 --
OP1..................         --                --                --                  --                 --
OP2..................         --                --                --                  --                 --
OP3..................         --                --                --                  --                 --
OP4..................         --                --                --                  --                 --
SCA1.................         --                --                --                  --                 --
SCA2.................         --                --                75                  --                 75
SCA3.................         --                --                --                  --                 --
SCA4.................         --                --                --                  --                 --
SCA5.................         --                --                46                  --                 46
SCA6.................         --                --                --                  --                 --

91                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

INDEPENDENT AUDITORS' REPORT

TO THE CONTRACT OWNERS PARTICIPATING IN SUN LIFE (U.S.) VARIABLE ACCOUNT I AND THE BOARD OF DIRECTORS OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.):

    We have audited the accompanying statement of condition of V.I. Capital Appreciation Sub-Account, V.I. Growth Sub-Account, V.I. Growth and Income Sub-Account, V.I. International Equity Sub-Account, Growth Sub-Account, Income and Growth Sub-Account, Small Capitalization Sub-Account, CORE Large Cap Growth Sub-Account, CORE Small Cap Equity Sub-Account, CORE US Equity Sub-Account, Growth and Income Sub-Account, International Equity Sub-Account, Capital Appreciation Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Massachusetts Investors Growth Stock Sub-Account, New Discovery Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Equity Sub-Account, Mid Cap Sub-Account, Small Cap Sub-Account, Managed Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, Sun Capital Select Equity Sub-Account, Sun Capital Blue Chip Mid-Cap Sub-Account, and Sun Capital Investors Foundation Sub-Account of Sun Life (U.S.) Variable Account I (the "Sub-Accounts") as of December 31, 1999, and the related statements of operations and changes in net assets for the period from August 25, 1999 (the commencement of operations) through December 31, 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1999, the results of their operations and the changes in their net assets for the period from August 25, 1999 (the commencement of operations) through December 31, 1999 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, MA

February 10, 2000

92                    FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                                                      APPENDIX A

                            GLOSSARY OF POLICY TERMS


    ACCOUNT VALUE--The sum of the amounts in each Sub-Account of the Variable Account and the Fixed Account Option with respect to a Policy.


    ANNIVERSARY--The same day in each succeeding year as the day of the year corresponding to the policy date.

    ATTAINED AGE--With respect to an Insured, the Insured's Issue Age plus the number of completed Policy Years.

    BUSINESS DAY--Any day that we are open for business.

    CASH VALUE--Account Value less any surrender charges.

    CASH SURRENDER VALUE--The Cash Value decreased by the balance of any outstanding Policy Debt.

    CLASS--The risk and underwriting classification of an Insured.


    DUE PROOF--Such evidence as we may reasonably require in order to establish that a benefit is due and payable.


    EFFECTIVE DATE OF COVERAGE--Initially, the Investment Start Date; with respect to any increase in the Specified Face Amount, the Anniversary that falls on or next follows the date we approve the supplemental application for that increase; with respect to any decrease in the Specified Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

    EXPENSE CHARGES APPLIED TO PREMIUM--A percentage charge deducted from each premium payment.


    FIXED ACCOUNT OPTION--The portion of the Account Value funded by assets invested in our general account.


    FUND--A mutual fund portfolio in which a Sub-Account invests.

    INITIAL PREMIUM--The initial premium amount specified in your Policy.


    INSURED--The persons whose lives are insured under the Policy.



    INVESTMENT OPTIONS--The investment choices consisting of the Sub-Accounts and the Fixed Account Option.



    INVESTMENT START DATE--The date the first premium is applied, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the Initial Premium.


    ISSUE AGE--With respect to an Insured, the age as of the Insured's birthday nearest the policy date.

    ISSUE DATE--The date we produce a Policy from our system as specified in the Policy.


    MONTHLY ANNIVERSARY DAY--The same day in each succeeding month as the day of the month corresponding to the policy date.


A-1                   FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

    MONTHLY COST OF INSURANCE--A deduction made on a monthly basis for the insurance coverage provided by the Policy.


    MONTHLY EXPENSE CHARGE--A deduction made on a monthly basis for administration and other expenses.



    MORTALITY AND EXPENSE RISK CHARGE--The monthly amount deducted from the Account Value for the mortality and expense risk we assume by issuing the Policy.


    POLICY APPLICATION--The application for a Policy, a copy of which is attached to and incorporated in the Policy.

    POLICY DEBT--The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

    POLICY MONTH--A Policy Month is a one-month period commencing on the policy date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.


    POLICY PROCEEDS--The amount determined in accordance with the terms of the Policy which is payable at the death of the Surviving Insured. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt and any unpaid charges and deductions, and increased by the amounts payable under any supplemental benefits.


    POLICY YEAR--A Policy Year is a one-year period commencing on the policy date or any Anniversary and ending on the next Anniversary.

    PRINCIPAL OFFICE--Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to you by written notice.


    PROCESSING DATE--The first Valuation Date on or next following a Monthly Anniversary Day.


    SPECIFIED FACE AMOUNT--The amount of life insurance coverage you request as specified in your Policy.


    SUB-ACCOUNTS--Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an Investment Option available to you.



    SURVIVING INSURED--The Insured who is living upon the death of the other Insured. If both Insureds die simultaneously, the term "Surviving Insured" shall mean the younger of the two Insureds.


    UNIT--A unit of measurement that we use to calculate the value of each Sub-Account.

    UNIT VALUE--The value of each Unit of assets in a Sub-Account.


    VALUATION DATE--Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.


    VALUATION PERIOD--The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.


    VARIABLE ACCOUNT--Sun Life of Canada (U.S.) Variable Account I.


A-2                   FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                                                      APPENDIX B

                       TABLE OF DEATH BENEFIT PERCENTAGES
                   (Based on the Age of the Younger Insured)


              APPLICABLE                 APPLICABLE
AGE           PERCENTAGE   AGE           PERCENTAGE
---           ----------   ---           ----------
 20              250%      60               130%
 21              250%      61               128%
 22              250%      62               126%
 23              250%      63               124%
 24              250%      64               122%
 25              250%      65               120%
 26              250%      66               119%
 27              250%      67               118%
 28              250%      68               117%
 29              250%      69               116%
 30              250%      70               115%
 31              250%      71               113%
 32              250%      72               111%
 33              250%      73               109%
 34              250%      74               107%
 35              250%      75               105%
 36              250%      76               105%
 37              250%      77               105%
 38              250%      78               105%
 39              250%      79               105%
 40              250%      80               105%
 41              243%      81               105%
 42              236%      82               105%
 43              229%      83               105%
 44              222%      84               105%
 45              215%      85               105%
 46              209%      86               105%
 47              203%      87               105%
 48              197%      88               105%
 49              191%      89               105%
 50              185%      90               105%
 51              178%      91               104%
 52              171%      92               103%
 53              164%      93               102%
 54              157%      94               101%
 55              150%      95+              100%
 56              146%
 57              142%
 58              138%
 59              134%


B-1                   FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                                                      APPENDIX C


                       SAMPLE HYPOTHETICAL ILLUSTRATIONS
              HYPOTHETICAL ILLUSTRATIONS OF CASH SURRENDER VALUES,
                       ACCOUNT VALUES, AND DEATH BENEFITS



    The illustrations in this prospectus have been prepared to help show how values under the Policy change with investment performance. The illustrations on the following pages illustrate the way in which a Policy's death benefit, Account Value, and Cash Surrender Value could vary over an extended period of time. They assume that all premiums are allocated to and remain in the Variable Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6%, and 12% over the periods indicated.



    The Account Values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Sub-Accounts, if the actual rates of return averaged 0%, 6%, or 12%, but the rates of each Fund varied above and below such averages.



    The amounts shown for the death benefits and Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth in the tables below. These include the Expense Charges Applied to Premium, the Monthly Mortality and Expense Risk Charge charged against the Investment Options for mortality and expense risks, the Monthly Expense Charge, and the Monthly Cost of Insurance. The Expense Charges Applied to Premium are deducted as a sales load and for our federal, state, and local tax obligations. The Expense Charges Applied to Premium are guaranteed not to exceed 8% of premiums. The current charge is 6%.



    The amounts shown in the tables also take into account the Funds' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.86% of the average daily net assets of each Fund. This is based upon a simple average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses of the Funds may be more or less than 0.86%, will vary from year to year, and will depend upon how Account Value is allocated among the Sub-Accounts. See the Fund Prospectuses for more information on Fund expenses. The gross annual rates of investment return of 0%, 6%, and 12% correspond to net annual rates of -1.36%, 4.64% and 10.64%, respectively, taking into account the current Mortality and Expense Risk Charge and the assumed 0.86% charge for the Funds' advisory fees and operating expenses.



    The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits and Cash Values, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by a sufficient amount to cover the tax charges.


    The second column of each table shows the amount which would accumulate if an amount equal to each premium were invested and earned interest, after taxes, at 5% per year, compounded annually.

    We will furnish upon request a comparable table using any specific set of circumstances. In addition to a table assuming policy charges at their maximum, we will furnish a table assuming current policy charges.

C-1                   FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                    TABLE 1
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
           FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
MALE, PREFERRED, AGE 55, NON TOBACCO; AND FEMALE, STANDARD, AGE 55, NON TOBACCO
                        $1,000,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM $10,000.00
                             DEATH BENEFIT OPTION A
                             CURRENT POLICY CHARGES

                                     HYPOTHETICAL 0%                         HYPOTHETICAL 6%
                                 GROSS INVESTMENT RETURN                 GROSS INVESTMENT RETURN
                                        NET -1.36%                              NET 4.64%
            PREMIUMS      --------------------------------------   -----------------------------------
           PAID PLUS         CASH                                    CASH
POLICY   INTEREST AT 5%    SURRENDER     ACCOUNT        DEATH      SURRENDER    ACCOUNT       DEATH
 YEAR       PER YEAR         VALUE        VALUE        BENEFIT       VALUE       VALUE       BENEFIT
------   --------------   -----------   ----------   -----------   ---------   ---------   -----------
     1       10,500                0      7,934.12    1,000,000           0       8,444     1,000,000
     2       21,525                0     16,177.27    1,000,000           0      17,723     1,000,000
     3       33,101            2,474     24,250.40    1,000,000       5,597      27,373     1,000,000
     4       45,256           13,069     32,122.64    1,000,000      18,323      37,377     1,000,000
     5       58,019           23,422     39,753.74    1,000,000      31,376      47,708     1,000,000
     6       71,420           33,611     47,221.43    1,000,000      44,849      58,459     1,000,000
     7       85,491           42,213     54,461.76    1,000,000      57,333      69,582     1,000,000
     8      100,266           50,580     61,467.53    1,000,000      70,198      81,086     1,000,000
     9      115,779           58,728     68,254.93    1,000,000      83,476      93,003     1,000,000
    10      132,068           66,658     74,824.01    1,000,000      97,186     105,352     1,000,000
    11      149,171           75,256     82,060.79    1,000,000     112,263     119,068     1,000,000
    12      167,130           83,545     88,989.03    1,000,000     127,779     133,223     1,000,000
    13      185,986           91,495     95,577.61    1,000,000     143,724     147,807     1,000,000
    14      205,786           99,029    101,750.54    1,000,000     160,045     162,767     1,000,000
    15      226,575          106,157    107,518.23    1,000,000     176,774     178,135     1,000,000
    16      248,404          112,827    112,826.72    1,000,000     193,882     193,882     1,000,000
    17      271,324          117,603    117,603.11    1,000,000     209,967     209,967     1,000,000
    18      295,390          121,776    121,776.02    1,000,000     226,348     226,348     1,000,000
    19      320,660          125,258    125,257.47    1,000,000     242,972     242,972     1,000,000
    20      347,193          127,940    127,939.87    1,000,000     259,773     259,773     1,000,000
    21      375,052          129,692    129,692.17    1,000,000     276,668     276,668     1,000,000
    22      404,305          130,361    130,360.78    1,000,000     293,558     293,558     1,000,000
    23      435,020          129,761    129,760.76    1,000,000     310,329     310,329     1,000,000
    24      467,271          127,677    127,677.09    1,000,000     326,848     326,848     1,000,000
    25      501,135          123,868    123,867.51    1,000,000     342,971     342,971     1,000,000
    26      536,691          118,061    118,060.61    1,000,000     358,546     358,546     1,000,000
    27      574,026          109,954    109,953.14    1,000,000     373,410     373,410     1,000,000
    28      613,227           99,213     99,212.58    1,000,000     387,398     387,398     1,000,000
    29      654,388           85,463     85,462.19    1,000,000     400,331     400,331     1,000,000
    30      697,608           68,242     68,240.98    1,000,000     411,996     411,996     1,000,000

                    HYPOTHETICAL 12%
                GROSS INVESTMENT RETURN
                       NET 10.64%
        ----------------------------------------
           CASH
POLICY   SURRENDER       ACCOUNT        DEATH
 YEAR      VALUE          VALUE        BENEFIT
------  -----------    -----------   -----------
     1           0          8,954     1,000,000
     2           0         19,331     1,000,000
     3       8,974         30,750     1,000,000
     4      24,235         43,289     1,000,000
     5      40,690         57,022     1,000,000
     6      58,547         72,157     1,000,000
     7      76,528         88,777     1,000,000
     8      96,144        107,032     1,000,000
     9     117,587        127,114     1,000,000
    10     141,056        149,222     1,000,000
    11     167,720        174,525     1,000,000
    12     196,903        202,347     1,000,000
    13     228,857        232,940     1,000,000
    14     263,825        266,547     1,000,000
    15     302,164        303,525     1,000,000
    16     344,219        344,219     1,000,000
    17     389,013        389,013     1,000,000
    18     438,353        438,353     1,000,000
    19     492,745        492,745     1,000,000
    20     552,771        552,771     1,000,000
    21     619,109        619,109     1,000,000
    22     692,558        692,558     1,000,000
    23     774,068        774,068     1,000,000
    24     864,788        864,788     1,000,000
    25     966,117        966,117     1,014,423
    26   1,078,598      1,078,598     1,132,528
    27   1,202,806      1,202,806     1,262,947
    28   1,339,927      1,339,927     1,406,923
    29   1,491,255      1,491,255     1,565,817
    30   1,658,206      1,658,206     1,741,116


(1) Assumes a $10,000.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause this Policy to lapse due to insufficient value.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL WITHDRAWALS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


C-2                   FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                    TABLE 2
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
           FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
MALE, PREFERRED, AGE 55, NON TOBACCO; AND FEMALE, STANDARD, AGE 55, NON TOBACCO
                           ANNUAL PREMIUM $10,000.00
                             DEATH BENEFIT OPTION A
                           GUARANTEED POLICY CHARGES

                                     HYPOTHETICAL 0%                      HYPOTHETICAL 6%
                                 GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
                                       NET -1.36%                            NET 4.64%
             PREMIUMS      -----------------------------------   ---------------------------------
            PAID PLUS        CASH                                  CASH
 POLICY   INTEREST AT 5%   SURRENDER    ACCOUNT       DEATH      SURRENDER   ACCOUNT      DEATH
  YEAR       PER YEAR        VALUE       VALUE       BENEFIT       VALUE      VALUE      BENEFIT
 ------   --------------   ---------   ---------   -----------   ---------   -------   -----------
      1       10,500              0        7,889    1,000,000           0     8,397     1,000,000
      2       21,525              0       15,822    1,000,000           0    17,347     1,000,000
      3       33,101          1,739       23,515    1,000,000       4,801    26,577     1,000,000
      4       45,256         11,893       30,947    1,000,000      17,022    36,076     1,000,000
      5       58,019         21,760       38,092    1,000,000      29,492    45,824     1,000,000
      6       71,420         31,306       44,916    1,000,000      42,189    55,799     1,000,000
      7       85,491         39,129       51,378    1,000,000      53,716    65,965     1,000,000
      8      100,026         46,531       57,419    1,000,000      65,382    76,270     1,000,000
      9      115,779         53,435       62,962    1,000,000      77,114    86,641     1,000,000
     10      132,068         59,749       67,915    1,000,000      88,822    96,988     1,000,000
     11      149,171         66,327       73,132    1,000,000     101,389    108,194    1,000,000
     12      167,130         72,095       77,539    1,000,000     113,767    119,211    1,000,000
     13      185,986         76,940       81,023    1,000,000     125,839    129,922    1,000,000
     14      205,786         80,743       83,465    1,000,000     137,479    140,201    1,000,000
     15      226,575         83,353       84,714    1,000,000     148,532    149,893    1,000,000
     16      248,404         84,557       84,557    1,000,000     158,777    158,777    1,000,000
     17      271,324         82,635       82,635    1,000,000     166,493    166,493    1,000,000
     18      295,390         78,717       78,717    1,000,000     172,789    172,789    1,000,000
     19      320,660         72,233       72,233    1,000,000     177,100    177,100    1,000,000
     20      347,193         62,599       62,599    1,000,000     178,832    178,832    1,000,000
     21      375,052         49,176       49,176    1,000,000     177,325    177,325    1,000,000
     22      404,305         31,244       31,244    1,000,000     171,826    171,826    1,000,000
     23      435,020          7,994        7,994    1,000,000     161,471    161,471    1,000,000
     24      467,271             (*)          (*)          (*)    145,242    145,242    1,000,000
     25      501,135             (*)          (*)          (*)    121,812    121,812    1,000,000
     26      536,691             (*)          (*)          (*)     89,359    89,359     1,000,000
     27      574,026             (*)          (*)          (*)     45,406    45,406     1,000,000
     28      613,227             (*)          (*)          (*)         (*)       (*)           (*)
     29      654,388             (*)          (*)          (*)         (*)       (*)           (*)
     30      697,608             (*)          (*)          (*)         (*)       (*)           (*)

                    HYPOTHETICAL 12%
                 GROSS INVESTMENT RETURN
                       NET 10.64%
         ---------------------------------------
            CASH
 POLICY   SURRENDER      ACCOUNT        DEATH
  YEAR      VALUE         VALUE        BENEFIT
 ------  -----------   -----------   -----------
      1           0         8,905     1,000,000
      2           0        18,935     1,000,000
      3       8,116        29,892     1,000,000
      4      22,798        41,852     1,000,000
      5      38,559        54,891     1,000,000
      6      55,479        69,089     1,000,000
      7      72,278        84,527     1,000,000
      8      90,392       101,280     1,000,000
      9     109,891       119,418     1,000,000
     10     130,837       139,003     1,000,000
     11     154,320       161,125     1,000,000
     12     179,517       184,961     1,000,000
     13     206,542       210,625     1,000,000
     14     235,532       238,254     1,000,000
     15     266,631       267,992     1,000,000
     16     299,977       299,977     1,000,000
     17     334,286       334,286     1,000,000
     18     371,165       371,165     1,000,000
     19     410,709       410,709     1,000,000
     20     453,133       453,133     1,000,000
     21     498,785       498,785     1,000,000
     22     548,174       548,174     1,000,000
     23     602,033       602,033     1,000,000
     24     661,374       661,374     1,000,000
     25     727,531       727,531     1,000,000
     26     802,276       802,276     1,000,000
     27     888,044       888,044     1,000,000
     28     987,862       987,862     1,037,256
     29   1,098,948     1,098,948     1,153,895
     30   1,220,649     1,220,649     1,281,681


(1) Assumes a $10,000.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause this Policy to lapse due to insufficient value.


(*) Policy terminates unless additional premiums are paid.


    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL WITHDRAWALS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


C-3                   FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                    TABLE 3
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
           FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
MALE, PREFERRED, AGE 55, NON TOBACCO; AND FEMALE, STANDARD, AGE 55, NON TOBACCO
                        $1,000,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM $12,000.00
                             DEATH BENEFIT OPTION B
                             CURRENT POLICY CHARGES

                                     HYPOTHETICAL 0%                      HYPOTHETICAL 6%
                                 GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
                                        NET -1.36%                           NET 4.64%
             PREMIUMS      ------------------------------------   -------------------------------
            PAID PLUS        CASH                                   CASH
 POLICY   INTEREST AT 5%   SURRENDER    ACCOUNT        DEATH      SURRENDER   ACCOUNT     DEATH
  YEAR       PER YEAR        VALUE       VALUE        BENEFIT       VALUE      VALUE     BENEFIT
 ------   --------------   ---------   ----------   -----------   ---------   -------   ---------
      1       12,600              0      9,803.27    1,009,803           0    10,427    1,010,427
      2       25,830              0     19,889.51    1,019,890           0    21,780    1,021,780
      3       39,722          8,003     29,778.81    1,029,779      11,822    33,598    1,033,598
      4       54,308         20,385     39,438.58    1,039,439      26,812    45,866    1,045,866
      5       69,623         32,494     48,825.59    1,048,826      42,226    58,558    1,058,558
      6       85,704         44,410     58,019.61    1,058,020      58,161    71,771    1,071,771
      7      102,589         54,703     66,952.22    1,066,952      73,208    85,457    1,085,457
      8      120,319         64,726     75,614.02    1,075,614      88,735    99,623    1,099,623
      9      138,935         74,494     84,020.59    1,084,021     104,778    114,305   1,114,305
     10      158,481         84,004     92,170.42    1,092,170     121,355    129,521   1,129,521
     11      179,006         94,136    100,941.39    1,100,941     139,393    146,198   1,146,198
     12      200,556        103,909    109,352.79    1,109,353     157,958    163,402   1,163,402
     13      223,184        113,284    117,367.23    1,117,367     177,029    181,112   1,181,112
     14      246,943        122,175    124,896.76    1,124,897     196,534    199,256   1,199,256
     15      271,890        130,588    131,949.04    1,131,949     215,494    217,855   1,217,855
     16      298,084        138,460    138,459.68    1,138,460     236,856    236,856   1,236,856
     17      325,589        144,342    144,342.33    1,144,342     256,183    256,183   1,256,183
     18      354,468        149,512    149,512.06    1,149,512     275,753    275,753   1,275,753
     19      384,791        153,865    153,865.15    1,153,865     295,461    295,461   1,295,461
     20      416,631        157,276    157,276.13    1,157,276     315,172    315,172   1,315,172
     21      450,063        159,594    159,594.12    1,159,594     334,718    334,718   1,334,718
     22      485,166        160,646    160,645.39    1,160,646     353,896    353,896   1,353,896
     23      522,024        160,225    160,225.13    1,160,225     372,461    372,461   1,372,461
     24      560,725        158,102    158,102.17    1,158,102     390,124    390,124   1,390,124
     25      601,361        154,027    154,026.25    1,154,027     406,562    406,562   1,406,562
     26      644,030        147,732    147,731.53    1,147,732     421,417    421,417   1,421,417
     27      688,831        138,941    138,940.27    1,138,941     434,297    434,297   1,434,297
     28      735,873        127,375    127,374.16    1,127,375     444,790    444,790   1,444,790
     29      785,266        112,748    112,747.31    1,112,748     452,451    452,451   1,452,451
     30      837,129         94,736     94,735.15    1,094,736     456,770    456,770   1,456,770

                    HYPOTHETICAL 12%
                 GROSS INVESTMENT RETURN
                       NET 10.64%
         ---------------------------------------
            CASH
 POLICY   SURRENDER      ACCOUNT        DEATH
  YEAR      VALUE         VALUE        BENEFIT
 ------  -----------   -----------   -----------
      1           0        11,051     1,011,051
      2           0        23,746     1,023,746
      3      15,953        37,729     1,037,729
      4      34,044        53,098     1,053,098
      5      53,620        69,952     1,069,952
      6      74,920        88,530     1,088,530
      7      96,690       108,939     1,108,939
      8     120,473       131,361     1,131,361
      9     146,495       156,022     1,156,022
     10     174,989       183,155     1,183,155
     11     207,150       213,955     1,213,955
     12     242,333       247,777     1,247,777
     13     280,813       284,896     1,284,896
     14     322,844       325,566     1,325,566
     15     368,802       370,163     1,370,163
     16     419,032       419,032     1,419,032
     17     472,527       472,527     1,472,527
     18     531,041       531,041     1,531,041
     19     594,988     1,594,988     1,594,988
     20     664,801       664,801     1,664,801
     21     740,930       740,930     1,740,930
     22     823,848       823,848     1,823,848
     23     914,041       914,041     1,914,041
     24   1,012,018     1,012,018     2,012,018
     25   1,118,318     1,118,318     2,118,318
     26   1,233,517     1,233,517     2,233,517
     27   1,358,237     1,358,237     2,358,237
     28   1,493,162     1,493,162     2,493,162
     29   1,639,038     1,639,038     2,639,038
     30   1,796,646     1,796,646     2,796,646


(1) Assumes a $12,000.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause this Policy to lapse due to insufficient value.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL WITHDRAWALS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


C-4                   FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                    TABLE 4
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
           FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
MALE, PREFERRED, AGE 55, NON TOBACCO; AND FEMALE, STANDARD, AGE 55, NON TOBACCO
                        $1,000,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM $12,000.00
                             DEATH BENEFIT OPTION B
                           GUARANTEED POLICY CHARGES

                                     HYPOTHETICAL 0%                      HYPOTHETICAL 6%
                                 GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
                                        NET -1.36%                           NET 4.64%
             PREMIUMS      ------------------------------------   -------------------------------
            PAID PLUS        CASH                                   CASH
 POLICY   INTEREST AT 5%   SURRENDER    ACCOUNT        DEATH      SURRENDER   ACCOUNT     DEATH
  YEAR       PER YEAR        VALUE       VALUE        BENEFIT       VALUE      VALUE     BENEFIT
 ------   --------------   ---------   ----------   -----------   ---------   -------   ---------
      1       12,600              0         9,718    1,009,718           0    10,337    1,010,337
      2       25,830              0        19,453    1,019,453           0    21,316    1,021,316
      3       39,722          7,144        28,920    1,028,920      10,887    32,663    1,032,663
      4       54,308         19,040        38,094    1,038,094      25,314    44,368    1,044,368
      5       69,623         30,613        46,945    1,046,945      40,080    56,412    1,056,412
      6       85,704         41,827        55,437    1,055,437      55,157    68,767    1,068,767
      7      102,589         51,274        63,523    1,063,523      69,147    81,396    1,081,396
      8      120,319         60,249        71,137    1,071,137      83,349    94,237    1,094,237
      9      138,935         68,667        78,194    1,078,194      97,679    107,206   1,107,206
     10      158,481         76,423        84,589    1,084,589     112,026    120,192   1,120,192
     11      179,006         84,359        91,164    1,091,164     127,252    134,057   1,134,057
     12      200,556         91,385        96,829    1,096,829     142,273    147,717   1,147,717
     13      223,184         97,374       101,457    1,101,457     156,938    161,021   1,161,021
     14      246,943        102,194       104,916    1,104,916     171,077    173,799   1,173,799
     15      271,890        105,681       107,042    1,107,042     184,482    185,843   1,185,843
     16      298,084        107,609       107,609    1,107,609     196,867    196,867   1,196,867
     17      325,589        106,238       106,238    1,106,238     206,410    206,410   1,206,410
     18      354,468        102,707       102,707    1,102,707     214,148    214,148   1,214,148
     19      384,791         96,448        96,448    1,096,448     219,378    219,378   1,219,378
     20      416,631         86,917        86,917    1,086,917     221,387    221,387   1,221,387
     21      450,063         73,572        73,572    1,073,572     219,418    219,418   1,219,418
     22      485,166         55,867        55,867    1,055,867     212,671    212,671   1,212,671
     23      522,024         33,272        33,272    1,033,272     200,316    200,316   1,200,316
     24      560,725          5,276         5,276    1,005,276     181,496    181,496   1,181,496
     25      601,361             (*)           (*)     971,266     155,205    155,205   1,155,205
     26      644,030             (*)           (*)     930,446     120,188    120,188   1,120,188
     27      688,831             (*)           (*)     881,832      74,930    74,930    1,074,930
     28      735,873             (*)           (*)     824,232      17,614    17,614    1,017,614
     29      785,266             (*)           (*)     756,297          (*)       (*)     946,165
     30      837,129             (*)           (*)     676,850          (*)       (*)     858,565

                    HYPOTHETICAL 12%
                 GROSS INVESTMENT RETURN
                       NET 10.64%
         ---------------------------------------
            CASH
 POLICY   SURRENDER      ACCOUNT        DEATH
  YEAR      VALUE         VALUE        BENEFIT
 ------  -----------   -----------   -----------
      1           0        10,957     1,010,957
      2           0        23,254     1,023,254
      3      14,939        36,715     1,036,715
      4      32,379        51,433     1,051,433
      5      51,175        67,507     1,067,507
      6      71,426        85,036     1,085,036
      7      91,872       104,121     1,104,121
      8     113,964       124,852     1,124,852
      9     137,778       147,305     1,147,305
     10     163,380       171,546     1,171,546
     11     191,845       198,650     1,198,650
     12     222,321       227,765     1,227,765
     13     254,874       258,957     1,258,957
     14     289,568       292,290     1,292,290
     15     326,441       327,802     1,327,802
     16     365,465       365,465     1,365,465
     17     405,084       405,084     1,405,084
     18     446,602       446,602     1,446,602
     19     489,585       489,585     1,489,585
     20     533,574       533,574     1,533,574
     21     578,053       578,053     1,578,053
     22     622,439       622,439     1,622,439
     23     666,099       666,099     1,666,099
     24     708,342       708,342     1,708,342
     25     748,293       748,293     1,748,293
     26     784,776       784,776     1,784,776
     27     816,283       816,283     1,816,283
     28     840,908       840,908     1,840,908
     29     856,365       856,365     1,856,365
     30     860,281       860,281     1,860,281


(1) Assumes a $12,000.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause this Policy to lapse due to insufficient value.


(*) Policy terminates unless additional premiums are paid.


    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL WITHDRAWALS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


C-5                   FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

    You can review and copy the complete registration statement which contains additional information about us, the Policy, and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the Securities and Exchange Commission at 1-800-SEC-0330. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009.


                    Investment Company Act File No. 811-9137

                      FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

                                    PART II

                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                   REPRESENTATION OF REASONABLENESS OF FEES

The depositer hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by it.

                        UNDERTAKING ON INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to its certificate of incorporation, bylaws, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus consisting of [111] pages.

     The undertaking to file reports.

     Representation of reasonableness of fees.

     The Rule 484 undertaking.

     The signatures.

     Written consents of the following persons:

     The following exhibits:

1. Copies of all exhibits required by paragraph A of instructions for Exhibits to Form N-8B-2:

      (1)(a) Resolutions of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated October 29, 1998, authorizing the establishment of one or more separate accounts**

      (1)(b) Record of Action, dated December 1, 1998, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account I**

      (1)(c) Record of Action, dated March 30, 1999, relating to the establishment of Sun Life of Canada (U.S.) Variable Account I***

      (2)           Not applicable

      (3)(a)        Form of Marketing Coordination Agreement*******

      (3)(b)        Specimen Sales Operations and General Agent Agreement*****

      (3)(c)        Schedule of Sales Commissions*****

      (3)(d)        Variable Life Insurance Supplement and Commission
                    Schedule*****

      (3)(e)        Broker-Dealer Administrative Services Supervisory
                    Agreement*****

      (4)           Not applicable

      (5)(a) Form of Last Survivor Flexible Premium Combination Fixed and Variable Universal Life Insurance Policy

      (5)(b)        Form of Estate Preservation Rider*.

      (5)(c)        Form of Maturity Extension With Full Death Benefit Rider*.

      (5)(d)        Form of Supplemental Insurance Rider

      (6)(a)        Certificate of Incorporation of Sun Life of Canada
                    (U.S.)****

      (6)(b)        Bylaws of Sun Life of Canada (U.S.)****

      (7)           Not applicable

      (8)(a)(i) Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun
                    Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.***

      (8)(a)(ii) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
                    Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.***

      (8)(a)(iii) Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.***

      (8)(b) Form of Participation Agreement by and among The Alger American Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated***

      (8)(c) Form of Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.)***

      (8)(d) Form of Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company***

      (8)(e) Form of Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), OCC Accumulation Trust, and OCC Distributors***

      (8)(f) Form of Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc.***

      (9)           Not applicable

     (10) Form of Application for Last Survivor Flexible Premium Combination Fixed and Variable Universal Life Insurance Policy*****

     (11) Memorandum describing Sun Life of Canada (U.S.)'s Issuance, Transfer and Redemption Procedures********

2.


3.                  None

4.                  Not applicable

5.                  Not applicable

6.                  Powers of Attorney******

--------------------

* Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on January 10, 2000.

** Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998

*** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999

**** Incorporated by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997

***** Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on February 12, 2001

****** Incorporated by reference to Post-Effective Amendment No. 4 to the Post-Effective Amendment No. 3 to Form N-4 Registration Statement of Sun Life of Canada (U.S.) Variable Account F,File No. 333-30844, filed February 9, 2001

******* Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.

******** Incorporated by reference to Post-Effective Amendment No. 5 to the
         Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on February 26, 2001

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the town of Wellesley, and the Commonwealth of Massachusetts on the [26th day of February, 2001].

                                 SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
                                 (Registrant)

                                 By:   SUN LIFE ASSURANCE COMPANY OF
                                       CANADA (U.S.)
                                       (Depositer)

                                 By:   /s/ James A. McNulty, III
                                       ---------------------------------
                                       James A. McNulty, III, President



Attest:   /s/ Ellen B. King
          -------------------------
          Ellen B. King, Secretary



     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.





/s/ James A. McNulty, III                 President and Director
---------------------------               (Principal Executive Officer)
James A. McNulty, III



/s/ Davey Scoon                           Vice President, Finance and Treasurer
--------------------------                (Principal Financial and Accounting Officer)
Davey Scoon



*/s/ Donald A. Stewart                    Chairman and Director
-------------------------
Donald A. Stewart



*/s/ C. James Prieur                      Vice Chairman and Director
-------------------------
C. James Prieur



*/s/ David D. Horn                        Director
-------------------------
David D. Horn



*/s/ Angus A. MacNaughton                 Director
-------------------------
Angus A. MacNaughton



*/s/ S. Caesar Raboy                      Director
-------------------------
S. Caesar Raboy



                                          Director
-------------------------
William W. Stinson



*/s/ James C. Baille
-------------------------
James C. Baille



By: /s/ Edward M. Shea
-------------------------------------          February 26, 2001
Edward M. Shea, Attorney-In-Fact


* By Ellen B. King pursuant to Powers of Attorney filed with the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on form N-4, File No. 333-30844, filed with the Securities and Exchange Commission on February 9, 2001.

                                 EXHIBIT INDEX

Exhibit No.
-----------
1.A(1)(a)       Resolution of the Board of Directors of Sun Life Assurance
                Company of Canada (U.S.), dated October 29, 1998, authorizing the establishment of one or more separate accounts*

1.A(1)(b)       Record of Action, dated December 1, 1998, authorizing the
                establishment of Sun Life of Canada (U.S.) Variable Account I*

1.A(1)(c)       Record of Action, dated March 30, 1999, relating to the
                establishment of Sun Life of Canada (U.S.) Variable Account I*

1.A(3)(a)       Form of Marketing Coordination Agreement*

1.A(3)(b)       Specimen Sales Operations and General Agent Agreement*

1.A(3)(c)       Schedule of Sales Commissions*

1.A(5)(a)       Form of Last Survivor Flexible Premium Combination Fixed and
                Variable Universal Life Insurance Policy

1.A(5)(b)       Form of Estate Preservation Rider*

1.A(5)(c)       Form of Maturity Extension With Full Death Benefit Rider*

1.A(5)(d)       Form of Supplemental Insurance Rider

1.A(6)(a)       Certificate of Incorporation of Sun Life Assurance Company of
                Canada (U.S.)*

1.A(6)(b)       Bylaws of Sun Life Assurance Company of Canada (U.S.)*

1.A(8)(a)(i)    Form of Participation Agreement by and among AIM Variable
                Insurance Funds, Inc., AIM Distributors, Inc., Sun Life
                Assurance Company of Canada (U.S.), and Clarendon Insurance
                Agency, Inc.*.

1.A(8)(a)(ii)   Amendment No. 1 to Participation Agreement by and among AIM
                Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun
                Life Assurance Company of Canada (U.S.), and Clarendon
                Insurance Agency, Inc.*

1.A(8)(a)(iii)  Amendment No. 2 to Participation Agreement by and among AIM
                Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun
                Life Assurance Company of Canada (U.S.), and Clarendon
                Insurance Agency, Inc.*

1.A(8)(b)       Form of Participation Agreement by and among The Alger American
                Fund, Sun Life Assurance Company of Canada (U.S.), and Fred
                Alger and Company, Incorporated*

1.A(8)(c)       Form of Participation Agreement by and among Goldman Sachs
                Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life
                Assurance Company of Canada (U.S.)*

1.A(8)(d)       Form of Participation Agreement by and among MFS/Sun Life Series
                Trust, Sun Life Assurance Company of Canada (U.S.), and
                Massachusetts Financial Services Company*

1.A(8)(e)       Form of Participation Agreement by and among Sun Life Assurance
                Company of Canada (U.S.), OCC Accumulation Trust, and OCC
                Distributors*

1.A(8)(f)       Form of Participation Agreement by and among Sun Life Assurance
                Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun
                Capital Advisers, Inc.

1.A(10)         Form of Application for Last Survivor Flexible Premium
                Combination Fixed and Variable Universal Life Insurance Policy*

1.A(11)         Memorandum describing Sun Life Assurance Company of Canada
                (U.S.)'s Issuance, Transfer and Redemption Procedures

2.


6.              Powers of Attorney*


--------------------

*   Incorporated herein by reference.